UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number:
811-05577
The Glenmede Fund, Inc.
(Exact Name of Registrant as Specified in Charter)
4 Copley Place, 5th Floor
CPH-0326
Boston, MA 02116
(Address of Principal Executive Offices)(Zip Code)
Michael P. Malloy, Esq.
Secretary
Drinker Biddle & Reath LLP
One Logan Square
18th & Cherry Streets
Philadelphia, PA 19103-6996
(Name and Address of Agent for Service)
Registrant’s Telephone Number, including Area Code:
1-800-442-8299
Date of Fiscal Year End: October 31, 2009
Date of Reporting Period: October 31, 2009

Item 1. Reports to Stockholders.

Glenmede
The Glenmede Fund, Inc.
The Glenmede Portfolios
Annual Report
October 31, 2009

     The performance for the portfolios shown on pages 2, 5 to 19 represents past performance and is not a guarantee of future results. A portfolio’s share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than their original cost.
     An investment in a portfolio is neither insured nor guaranteed by the US Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency or bank. The yield of money market portfolios will fluctuate as market conditions change. Although the money market portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these portfolios.
     Unlike actual fund performance, performance of an index does not reflect any expenses or transaction costs. A direct investment in an unmanaged index is not possible.
     The reports concerning the portfolios included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the portfolios in the future. These statements are based on the adviser’s or sub-adviser’s predictions and expectations concerning certain future events and their expected impact on the portfolios, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events and other factors that may influence the future performance of the portfolios. The adviser or sub-adviser, as applicable, believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

THE GLENMEDE FUND, INC.

THE GLENMEDE PORTFOLIOS

THE GLENMEDE FUND, INC. AND THE GLENMEDE PORTFOLIOS
PRESIDENT’S LETTER

Dear Shareholder:

We are pleased to present the annual report of The Glenmede family of funds for the fiscal year ended October 31, 2009. It was an extremely volatile year for the equity markets with the market indices hitting lows in mid March. This began a rally which continued through the balance of the fiscal year in anticipation of an economic upturn. Fixed income markets also experience very good returns as the Federal government continued to increase liquidity in the markets. Money market funds suffered very low yields as the Federal Reserve continued to reduce rates.

At the fiscal year end on October 31, 2009, The Glenmede Fund, Inc. and The Glenmede Portfolios (collectively the “Glenmede Funds”) consisted of fifteen portfolios with total assets of $2.8 billion. The fund family includes two EAFE International Portfolios, International and Philadelphia International, which are sub-advised and advised respectively by Philadelphia International Advisors LP (“PIA”). These portfolios account for 18% of the fund family’s assets as of October 31, 2009.

All of the Glenmede Funds, other than the money market funds, are managed to seek long-term total returns consistent with reasonable risk to principal for their asset category.1 Efforts are made to keep expenses at competitive levels. All of the portfolios managed by Glenmede Investment Management LP use a quantitative style of investing.

This fiscal year ended October 31, 2009 showed positive returns across all equity classes in anticipation of the end of a severe recession. The poor market conditions that started in 2007 continued through March of 2009, due to the sub-prime mortgage market and credit market problems. However, markets improved during the second half of the current fiscal year as the U.S. and Global economies improved. The S&P 500 Index2 gained 9.8% and the Barclays Capital U.S. Aggregate Bond Index3 gained 13.79% for the fiscal year ended October 31, 2009. The Morgan Stanley EAFE Index4 performed much better than domestic stocks for the fiscal year gaining 27.71%, helped by a weakening of the U.S. dollar. Small Cap stocks did not do as well as Large Cap stocks with the Russell 2000 Index5 returning 6.46% versus a return of 11.20% on the Russell 1000 Index6 for the fiscal year ended October 31, 2009. The Glenmede Strategic Equity Portfolio achieved a four star (««««) Morningstar Overall Ratingtm7 among 1518 Large Growth Equity Funds for the period ended October 31, 2009 (based on risk adjusted returns). The Glenmede Large Cap 100 Portfolio achieved a four star (««««) Morningstar Overall Ratingtm among 1694 Large Blend Equity Funds for the period ended October 31, 2009 (based on risk adjusted returns). The Glenmede Large Cap Value Portfolio achieved a four star (««««) Morningstar Overall Ratingtm among 1124 Large Value Equity Funds for the period ended October 31, 2009 (based on risk adjusted returns). The Morningstar Overall Ratingtm for a fund is derived from a weighted average of the performance figures associated with its three-, five- and ten-year (if applicable) Morningstar Ratingtm metric.

In response to the continuing market crisis, the Federal Reserve last lowered short term rates to 0.0%-0.25% on December 16, 2008. The yield curve steepened during the fiscal year as one year treasuries dropped 93 basis points8 in yield and the 30 year treasury dropped 14 basis points8. The decline in market rates reduced the yields of money market funds even further. The seven day yields of the Government Cash Portfolio and Tax Exempt Cash Portfolio dropped from 1.84% to 0.23% and from 0.93% to 0.0%, respectively, during the fiscal year ended October 31, 2009.

Returns in the fixed income markets were very good across all sectors, but especially in Corporates and High Yield where credit spreads to US Treasuries tightened in dramatically. The Glenmede bond portfolios all have a high quality bias. The Glenmede Core Fixed Income Portfolio achieved a four star (««««) Morningstar Overall Ratingtm among 957 Intermediate-Term Bond Funds for the period ended October 31, 2009 (based on risk-adjusted returns). The Muni Intermediate Portfolio achieved a four star (««««) Morningstar Overall Ratingtm among 88 Muni Pennsylvania Funds for the period ended October 31, 2009 (based on risk-adjusted returns).

Portfolio Highlights for each individual fund are included in this report. We welcome any questions about the Glenmede Funds and thank our clients for their continued support.

Sincerely,

Mary Ann B. Wirts
President

December 15, 2009

Past performance is no guarantee of future results.

[1]	Mutual fund investing involves risks. Principal loss is possible. The Portfolios may invest in foreign securities which will involve greater volatility and political, economic and currency risks and differences in accounting methods. The Small Cap Equity and U.S. Emerging Growth Portfolios invest in smaller companies, which will involve additional risks such as limited liquidity and greater volatility than larger companies. Short sales by the Long/Short and Total Market Portfolios involves leverage risk, credit exposure to brokers that execute the short sales and has potentially unlimited losses. Use of derivatives by the Long/Short Portfolio may involve greater liquidity, counterparty, credit and pricing risks. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distributions. Investments in asset backed and mortgage backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.

An investment in a portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, any other government agency or bank. Although the money market portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these portfolios.

[2]	The S&P 500 Index is a market capitalization weighted index comprised of 500 widely held common stocks.

[3]	The Barclays Capital U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

[4]	The Morgan Stanley EAFE Index is an unmanaged capitalization weighted composite portfolio consisting of equity total returns of countries in Australia, New Zealand, Europe and the Far East.

[5]	The Russell 2000 Index is an unmanaged market capitalization weighted total return index which measures the performance of the 2,000 smallest companies in the Russell 3000 Index.

[6]	The Russell 1000 Index is an unmanaged market capitalization weighted total return index which is comprised of the 1,000 largest companies in the Russell 3000 Index.

[7]	©2009 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

For each fund with at least a three-year history, Morningstar calculates a Morningstar Ratingtm, (based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund’s monthly performance, (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages). The Overall Morningstar Ratingtm for a fund is derived from a weighted average of the performance figures associated with its three-, five- and ten-year (if applicable) Morningstar Ratingtm metrics. The Core Fixed Income Portfolio was rated against the following numbers of U.S.-domiciled Intermediate-Term Bond funds over the following time periods: 957 funds overall, 957 funds in the last three years, 845 funds in the last five years, and 479 funds in the last ten years. With respect to these Intermediate-Term Bond funds, the Core Fixed Income Portfolio received an Overall Morningstar Ratingtm of «««« stars and a Morningstar Ratingtm of «««« stars, «««« stars and «««« stars for the three-, five- and ten-year periods, respectively. The Strategic Equity Portfolio was rated against the following numbers of U.S.-domiciled Large Growth Equity funds over the following time periods: 1518 funds overall, 1518 funds in the last three years, 1251 funds in the last five years, and 663 funds in the last ten years. With respect to these Large Growth Equity funds, the Strategic Equity Portfolio received an Overall Morningstar Ratingtm of «««« stars and a Morningstar Ratingtm of ««« stars, «««« stars and «««« stars for the three-, five- and ten-year periods, respectively. The Large Cap Value Portfolio was rated against the following numbers of U.S.-domiciled Large Value Equity funds over the following time periods: 1124 funds overall, 1124 funds in the last three years, 934 funds in the last five years, and 450 funds in the last ten years. With respect to these Large Value Equity funds, the Large Cap Value Portfolio received an Overall Morningstar Ratingtm of «««« stars and a Morningstar Ratingtm of «««« stars, «««« and ««« stars for the three-, five-, and ten-year periods, respectively. The Large Cap 100 Portfolio was rated against the following numbers of U.S.-domiciled Large Blend funds over the following time periods: 1694 funds overall, 1694 funds in the last three years and 1352 funds in the last five years. With respect to these Large Blend funds, the Large Cap 100 Portfolio received an Overall Morningstar Ratingtm of «««« stars and a Morningstar Ratingtm of ««« stars and «««« stars for the three- and five-year periods, respectively. The Muni Intermediate Portfolio was rated against the following numbers of U.S.-domiciled Muni Pennsylvania funds over the following time periods: 88 funds overall, 88 funds in the last three years, 81 funds in the last five years, and 76 funds in the last ten years. With respect to these Muni Pennsylvania funds, the Muni Intermediate Portfolio received an Overall Morningstar Ratingtm of «««« stars and a Morningstar Ratingtm of ««««« stars, «««« stars and ««« stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results.

[8]	A basis point equals .01%.

This material must be preceded or accompanied by a current prospectus.

The Glenmede Fund, Inc. and the Glenmede Portfolios are distributed by Quasar Distributors, LLC. 12/09.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2009

Average Annual Total Return
		iMoneyNet’s
		Government
Government Cash Portfolio		All Averagetm1
Year ended 10/31/09	0.65%	0.17%
Five Years ended 10/31/09	3.24%	2.71%
Ten Years ended 10/31/09	3.13%	2.61%
Inception (11/7/88) through 10/31/09	4.47%	3.95%

	7-Day	7-Day
Government Cash Portfolio	Current Yield	Effective Yield
As of 10/31/09	0.23%	0.23%

During the past fiscal year, the Government Cash Portfolio outperformed the iMoneyNet Government All Average due to its use of overnight U.S. Treasury-collateralized repurchase agreements, and U.S. government agency coupon and discount notes. This strategy plus the low expense ratio enhanced the yield while maintaining a high quality, diversified portfolio of money market instruments.

Hypothetical Illustration of $10,000 Invested in
Government Cash Portfolio vs.
iMoneyNet’s Government All Averagetm1
10/31/99 through 10/31/09

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The performance quoted reflects fee waivers in effect and would have been lower in their absence. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

[1]	Benchmark return is for the period beginning November 30, 1988.
The indices and certain terms are defined on pages 20 to 22.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2009

Average Annual Total Return
		iMoneyNet’s
		National Retail
Tax-Exempt Cash Portfolio		Tax-Free Averagetm1
Year ended 10/31/09	0.17%	0.25%
Five Years ended 10/31/09	2.14%	1.89%
Ten Years ended 10/31/09	2.05%	1.72%
Inception (11/10/88) through 10/31/09	2.98%	2.60%

	7-Day	7-Day
Tax-Exempt Cash Portfolio	Current Yield	Effective Yield
As of 10/31/09	0.00%	0.00%

The Tax-Exempt Cash Portfolio has underperformed iMoneyNet’s National Retail Tax-Free Averagetm over the past fiscal year because of its defensive position which included a short average maturity. During longer periods, the Portfolio has consistently outperformed the index. Money Market instruments experienced record low yields during the 2009 fiscal year resulting in some time periods when the Portfolio yielded 0%.

Hypothetical Illustration of $10,000 Invested in
Tax-Exempt Cash Portfolio vs.
iMoneyNet’s National Retail Tax-Free Averagetm1
10/31/99 through 10/31/09

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

[1]	Benchmark return is for the period beginning November 30, 1988.
The indices and certain terms are defined on pages 20 to 22.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2009

Average Annual Total Return
		Barclays Capital	Morningstar
		U.S. Aggregate	Intermediate-Term
Core Fixed Income Portfolio		Bond Index[1]	Bond Average[1]
Year ended 10/31/09	13.96%	13.79%	17.50%
Five Years ended 10/31/09	5.19%	5.05%	3.61%
Ten Years ended 10/31/09	6.13%	6.31%	5.12%
Inception (11/17/88) through 10/31/09	7.05%	7.33%	6.42%

The Core Fixed Income Portfolio returned 13.96% for the year ended October 31, 2009. The benchmark, the Barclays Capital U.S. Aggregate Bond Index, returned 13.79% for the year and the Portfolio’s peer group, the Morningstar Intermediate – Term Bond Average, returned 17.50% for the year. The Portfolio’s out performance versus the Barclays Capital U.S. Aggregate Bond Index, 0.17% (17 basis points), can be attributed to the Portfolio’s sector rotation strategies, overweight positioning in the corporate sector and yield curve exposure verses its benchmark. The Portfolio’s under performance versus its peers, 3.54% (354 basis points), can be attributed to the Portfolio’s high credit quality bias and low risk themes. The Portfolio seeks to add value by monitoring yield curve exposure while utilizing sector and security selection. The Portfolio seeks to maintain market neutral interest rate risk. Diversification, liquidity, and low risk themes dominate the Portfolio’s investment discipline. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2009 Prospectus, is 0.56%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights in this report.

Hypothetical Illustration of $10,000 Invested in
Core Fixed Income Portfolio vs.
Barclays Capital U.S. Aggregate Bond Index and
Morningstar Intermediate-Term Bond Average
10/31/99 through 10/31/09

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

[1]	Benchmark returns are for the periods beginning November 30, 1988 for Barclay’s Capital U.S. Aggregate Bond Index and December 1, 1988 for Morningstar Intermediate-Term Bond Average.
The indices and certain terms are defined on pages 20 to 22.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2009

Average Annual Total Return
		Return After Taxes on
	Return		Distributions and	Dow Jones Ind.		Morningstar
	Before		Sales	Monthly	S&P 500	Large
Strategic Equity Portfolio	Taxes	Distributions	of Fund Shares	Reinvested[1]	Index[1]	Growth[1]
Year ended 10/31/09	9.57%	9.42%	6.38%	7.72%	9.80%	15.16%
Five Years ended 10/31/09	1.38%	0.84%	1.22%	1.95%	0.33%	0.47%
Ten Years ended 10/31/09	-0.89%	-1.59%	-0.86%	1.26%	-0.95%	-2.64%
Inception (07/20/89) through 10/31/09	7.18%	5.82%	5.82%	9.40%	7.99%	6.61%

The Portfolio invests in common stocks of companies that we believe are well-managed and have durable business models that can be purchased at attractive valuations. In order to identify stocks that meet these criteria, the Portfolio combines our proprietary quantitative screening methodology with the prospective insight of our fundamental research analysts. For the year ended October 31, 2009 the Portfolio posted a positive return of 9.57% versus an S&P 500 Index return of 9.80%. During the fiscal year, the Portfolio consistently applied its investment philosophy which positively impacted performance through February 2009. After the market bottom in March 2009, the Portfolio’s performance lagged the S&P 500 Index as companies with below industry average profitability metrics, poor balance sheets and high volatility characteristics outperformed. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2009 Prospectus, is 0.87%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights.

Hypothetical Illustration of $10,000 Invested in
Strategic Equity Portfolio vs. S&P 500 Index,
Dow Jones Industrial Average and Morningstar Large Growth Average
10/31/99 through 10/31/09

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns, other than after-tax returns, do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

[1]	Benchmark returns are for the period beginning July 31, 1989.
The indices and certain terms are defined on pages 20 to 22.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2009

Average Annual Total Return
				Morningstar
Small Cap Equity Portfolio -		Russell 2000	S&P 500	Small
Advisor Class		Index[1]	Index[1]	Blend Average[1]
Year ended 10/31/09	10.81%	6.46%	9.80%	11.38%
Five Years ended 10/31/09	1.19%	0.59%	0.33%	0.36%
Ten Years ended 10/31/09	6.83%	4.11%	-0.95%	5.68%
Inception (03/01/91) through 10/31/09	9.05%	8.43%	7.82%	9.26%
Small Cap Equity Portfolio -
Institutional Class[2]
Year ended 10/31/09	10.91%	6.46%	9.80%	11.38%
Five Years ended 10/31/09	1.47%	0.59%	0.33%	0.36%
Ten Years ended 10/31/09	7.09%	4.11%	-0.95%	5.68%
Inception (01/02/98) through 10/31/09	9.22%	8.43%	7.82%	9.26%

For the fiscal year ended October 31, 2009, the Small Cap Equity Portfolio Advisor Class returned 10.81% and the Small Cap Equity Portfolio Institutional Class returned 10.91%, compared to the Russell 2000 Index return of 6.46% and the Morningstar Small Blend Average return of 11.38%. Stock selection and sector allocation contributed to the Portfolio’s performance for the year. Strong relative performance came from the real estate, technology and consumer sectors, while health care-related companies had a negative impact. Our overweight in technology-related companies and our underweight in financial service-related companies was beneficial, further adding to our performance. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2009 Prospectus, is 0.97% and 0.77% for the Advisor and Institutional shares, respectively. These ratios can fluctuate and may differ from the expense ratios disclosed in the Financial Highlights.

Hypothetical Illustration of $10,000 Invested in
Small Cap Equity Portfolio Advisor Class vs. S&P 500 Index,
Russell 2000 Index and Morningstar Small Blend Average*
10/31/99 through 10/31/09

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Performance of the Institutional Class will vary from the Advisor Class due to differences in fees.

[1]	Benchmark returns are for the Advisor Class inception period beginning February 28, 1991 for the Russell 2000 Index and the S&P 500 Index and April 1, 1991 for the Morningstar Small Blend Average.
[2]	Average annual total return for the Institutional Class includes the period from 03/01/91 through 10/31/03. Prior to the inception of the Institutional Class on 01/02/98, performance for the Institutional Class is based on the average annual total return of the Advisor Class.
The indices and certain terms are defined on pages 20 to 22.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2009

Average Annual Total Return
				Morningstar
		Russell 1000	S&P 500	Large Value
Large Cap Value Portfolio		Value Index[1]	Index[1]	Average[1]
Year ended 10/31/09	14.65%	4.78%	9.80%	9.70%
Five Years ended 10/31/09	2.02%	-0.05%	0.33%	-0.13%
Ten Years ended 10/31/09	2.13%	1.70%	-0.95%	1.24%
Inception (01/04/93) through 10/31/09	7.73%	8.40%	7.33%	6.71%

The Glenmede Large Cap Value Portfolio returned 14.65% for the year ended October 31, 2009, while its benchmark, the Russell 1000 Value Index, returned 4.78%. The Portfolio began the period in a defensive posture, with large weights in Health Care, Staples, Utilities, and Telephone stocks. As the market continued its decline earlier this year, the Portfolio began to reduce these positions in favor of Financial and Cyclical stocks. This helped the Portfolio during the subsequent market rebound, as investors began to look towards recovery. The Portfolio ended the period with continued cyclical sector exposure in anticipation of continued economic improvement in 2010. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2009 Prospectus, is 0.97%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights.

Hypothetical Illustration of $10,000 Invested in
Large Cap Value Portfolio vs. S&P 500 Index,
Russell 1000 Value Index and
Morningstar Large Value Average
10/31/99 through 10/31/09

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

[1]	Benchmark returns are for the period beginning December 31, 1992.
The indices and certain terms are defined on pages 20 to 22.

THE GLENMEDE FUND, INC.

International Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2009

Average Annual Total Return
		Morgan Stanley	Morningstar
		EAFE	Foreign Large
International Portfolio		Index[1]	Value Average[1]
Year ended 10/31/09	39.06%	27.71%	26.01%
Five Years ended 10/31/09	3.81%	5.10%	4.17%
Ten Years ended 10/31/09	3.12%	2.05%	3.75%
Inception (11/17/88) through 10/31/09	7.85%	4.35%	7.13%

Improved economic forecasts coupled with lower aversion to risk fueled a rally in the international equity markets during the past fiscal year. The International Portfolio participated in the rally and outperformed the Morgan Stanley EAFE index over the past twelve months by 11.35%. Security selection, on both a country and sector basis, was the primary factor attributing to the solid performance. From a regional perspective, with the exception of the Far East, the Portfolio’s holdings outperformed their respective indices in all regions. Stock selection was particularly strong in the UK, Germany, Australia, and select emerging markets. Looking at sectors, stock picking was strong in Consumer stocks, Financials, and Utilities. Over longer periods, favorable security selection and portfolio positioning have been the primary drivers for the results compared to the Index. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2009 Prospectus, is 1.11%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights.

Hypothetical Illustration of $10,000 Invested in
International Portfolio vs. Morgan Stanley EAFE Index
and Morningstar Foreign Large Value Average
10/31/99 through 10/31/09

*	Assumes the reinvestment of all dividends and distributions excluding withholding taxes.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

[1]	Benchmark returns are for the period beginning November 30, 1988.
The indices and certain terms are defined on pages 20 to 22.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
PORTFOLIO HIGHLIGHTS
October 31, 2009

Average Annual Total Return
		Morgan Stanley	Morningstar
		EAFE	Foreign Large
Philadelphia International Fund		Index[1]	Value Average[1]
Year ended 10/31/09	36.81%	27.71%	26.01%
Five Years ended 10/31/09	3.00%	5.10%	4.17%
Ten Years ended 10/31/09	1.93%	2.05%	3.75%
Inception (08/01/92) through 10/31/09	6.61%	6.24%	6.95%

During the past fiscal year, international equity markets rallied considerably due to lower risk aversion and brighter economic forecasts. The Philadelphia International Fund participated in the rally and outperformed the Morgan Stanley EAFE Index return by a large margin. Security selection within the UK, Australian, and German markets were the largest factors attributed to the solid relative returns. In addition, stock selection within the Consumer, Financial, and Utility sectors were particularly strong for the period. Structurally, the Portfolio’s overweight in select emerging markets proved beneficial to returns relative to the Index. Poor medium-term performance in the prior fiscal year has caused longer term comparisons to be more in line with the Index. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2009 Prospectus, is 0.88%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights.

Hypothetical Illustration of $10,000 Invested in
Philadelphia International Fund vs. Morgan Stanley EAFE Index and
Morningstar Foreign Large Value Average
10/31/99 through 10/31/09

*	Assumes the reinvestment of all dividends and distributions excluding withholding taxes.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

[1]	Benchmark returns are for the period beginning July 31, 1992.
The indices and certain terms are defined on pages 20 to 22.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2009

Average Annual Total Return
		Return After Taxes on		Russell		Morningstar
	Return		Distributions	2000	S&P SmallCap	Small
	Before		and Sale of	Growth	600 Growth	Growth
U.S. Emerging Growth Portfolio	Taxes	Distributions	Fund Shares	Index[1]	Index[1]	Average[1]
Year ended 10/31/09	3.97%	3.97%	2.58%	11.34%	7,72%	12.72%
Five Years ended 10/31/09	-1.07%	-1.26%	-0.82%	0.95%	1.29%	-0.15%
Inception (12/29/99) through 10/31/09	-6.72%	-6.81%	-5.37%	-2.34%	4.46%	-0.94%

The U.S. Emerging Growth Portfolio primarily invests in small cap growth companies based on proprietary multi-factor models that include valuation, fundamental, earnings, and technical characteristics. Since its inception on December 29, 1999, the Portfolio has underperformed the Russell 2000 Growth Index and the Morningstar Small Cap Growth Average by 4.38% and 5.78%, respectively, on an annualized basis. Over the last five years, the U.S. Emerging Growth Portfolio has had an annualized return of -1.07% versus 0.95% for the Russell 2000 Growth Index and -.15% for the Morningstar Small Cap Growth Average. For the fiscal year ended October 31, 2009, the Portfolio underperformed the Russell 2000 Growth benchmark by 7.37% and Morningstar Small Cap Growth Average by 8.75%. In the past year, a large portion of the underperformance has come from stock selection in the health care and technology sectors. The multifactor ranking models and downside risk screens bias the Portfolio towards stocks of higher quality companies with cash flow yield and positive earnings. The Portfolio’s performance has lagged during the strong market rebound since early March 2009 as higher risk and lower quality companies with high price-to-earnings multiples or negative earnings have outperformed, particularly in biotechnology, internet-related and software. However, over the past year, the Portfolio had positive relative stock performance in the consumer discretionary, staples, energy and industrial sectors. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2009 Prospectus, is 0.95%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights.

Hypothetical Illustration of $10,000
Invested in U.S. Emerging Growth Portfolio vs.
Russell 2000 Growth Index, S&P SmallCap 600 Growth Index
and Morningstar Small
Growth Average 12/29/99 through 10/31/09

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns, other than after-tax returns, do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

[1]	Benchmark returns are for the period beginning December 31, 1999. The indices and certain terms are defined on pages 20 to 22.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2009

Average Annual Total Return
		Return After Taxes on
	Return		Distributions		Morningstar
	Before		and Sale of	Russell 1000	Large Blend
Large Cap 100 Portfolio	Taxes	Distributions	Fund Shares	Index[1]	Average[1]
Year ended 10/31/09	14.80%	14.58%	9.84%	11.20%	11.93%
Five Years ended 10/31/09	1.31%	1.01%	1.17%	0.71%	0.37%
Inception (2/27/04) through 10/31/09	1.34%	1.07%	1.19%	0.59%	0.14%

The Large Cap 100 Portfolio primarily invests in large cap companies based on proprietary multi-factor models that include valuation, fundamental, earnings, and technical characteristics. Since its inception on February 27, 2004, the Portfolio has outperformed the Russell 1000 Index and Morningstar Large Cap Blend Average by 0.75% and 1.20%, respectively, on an annualized basis. For the fiscal year ended October 31, 2009, the Portfolio outperformed the Russell 1000 benchmark index by 3.60% and outperformed the Morningstar Large Cap Blend Average by 2.87%. In the past year, the outperformance has come from its multifactor ranking models, which biased the Portfolio toward more attractive growth stocks, and its lower weighted average market capitalization versus the Russell 1000 Index. The Portfolio, with its higher quality bias, had strong relative performance during the sharp market downturn from October 31, 2008 through early March 2009 which was partially offset in the subsequent market rebound as higher risk and lower quality companies outperformed. Over the past year, the Portfolio had positive relative stock performance in seven of ten sectors, including energy, financials, health care and materials, but had negative relative performance in consumer discretionary, industrials and technology sectors. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2009 Prospectus, is 0.86%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights.

Hypothetical Illustration of $10,000 Invested in
Large Cap 100 Portfolio vs. Russell 1000 Index and
Morningstar Large Blend Average
2/27/04 through 10/31/09

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns, other than after-tax returns, do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

[1]	Benchmark returns are for the period beginning February 28, 2004. The indices and certain terms are defined on pages 20 to 22.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2009

Average Annual Total Return
		Return After Taxes on		Russell
	Return		Distributions	1000	Morningstar
	Before		and Sale of	Growth	Large
Large Cap Growth Portfolio	Taxes	Distributions	Fund Shares	Index[1]	Growth Average[1]
Year ended 10/31/09	14.99%	14.89%	9.84%	17.50%	15.16%
Five Years ended 10/31/09	0.77%	0.58%	0.70%	1.27%	0.47%
Inception (2/27/04) through 10/31/09	0.75%	0.58%	0.67%	0.45%	-0.12%

The Large Cap Growth Portfolio primarily invests in large cap growth companies based on proprietary multi-factor models that include valuation, fundamental, earnings, and technical characteristics. Since its inception on February 27, 2004, the Portfolio has outperformed the Russell 1000 Growth Index and the Morningstar Large Cap Growth Average by 0.30% and 0.87%, respectively, on an annualized basis. For the fiscal year ended October 31, 2009, the Portfolio underperformed the Russell 1000 Growth benchmark index by 2.51% and underperformed the Morningstar Large Cap Growth average by 0.17%. In the past year, a significant portion of the underperformance has come from stock selection in the consumer discretionary and financial sectors. The Portfolio, with its higher quality bias, had positive relative performance during the sharp market downturn from October 31, 2008 through early March 2009. However, the Portfolio’s performance lagged during the subsequent market rebound as higher risk and lower quality companies outperformed, particularly in the consumer discretionary and financial sectors. However, over the past year, the Portfolio had positive relative stock performance in the energy, technology, materials and telecommunications sectors. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2009 Prospectus, is 0.88%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights.

Hypothetical Illustration of $10,000 Invested in
Large Cap Growth Portfolio vs. Russell 1000 Growth Index
and Morningstar Large Growth Average
2/27/04 through 10/31/09

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns, other than after-tax returns, do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

[1]	Benchmark returns are for the period beginning February 28, 2004.
The indices and certain terms are defined on pages 20 to 22.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2009

Average Annual Total Return
		Merrill Lynch		Morningstar
		3 Month	Russell 3000	Long/Short
Long/Short Portfolio		Treasury Bill Index[1]	Index[1]	Average[1]
Year ended 10/31/09	-1.21%	0.30%	10.83%	4.41%
Inception (09/29/06) through 10/31/09	-5.09%	2.55%	-5.72%	-1.99%

The goal of the Long/Short Portfolio is to provide a relatively stable investment return over various market cycles by investing in long positions of what we believe are attractive stocks and shorting unattractive stocks with a market volatility target of less than 50%. Equities are selected based on a proprietary set of buy and sell multi-factor models that include valuation, fundamental, earnings, and technical characteristics. Since its inception on September 29, 2006, the Long/Short Portfolio has underperformed the Merrill Lynch 3-Month Treasury Bill Index and Morningstar Long/Short Index by 7.64% and 3.10%, respectively. For the fiscal year ended October 31, 2009, the Portfolio underperformed the Merrill Lynch 3-Month Treasury Bill Index by 1.51% and underperformed the Morningstar Long/Short Index by 5.62%. The long positions in the Portfolio had a gross return of about 10.5%, while the short positions had a gross return of about 16.1%. Since the market rebound since March 9, 2009, the Portfolio’s performance has lagged as long positions in higher quality companies (companies with higher return on equity and/or high cash flow yield) have underperformed and short positions in lower quality companies (companies with low return on equity and/or high price/earnings) have outperformed. Over the past year, the long positions of the Portfolio had positive relative stock performance in the energy, health care, materials and telecommunications sectors. However, the Portfolio had negative stock selection performance in the consumer discretionary, staples and technology, with a significant portion of the underperformance coming from short positions. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2009 Prospectus, is 2.28%, prior to fee waivers. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights.

Hypothetical Illustration of $10,000 Invested in
Long/Short Portfolio vs. Merrill Lynch
3 Month Treasury Bill Index, Russell 3000 Index and
Morningstar Long/Short Average
9/29/06 through 10/31/09

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance quoted reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

The indices and certain terms are defined on pages 20 to 22.

THE GLENMEDE FUND, INC.

Total Market Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2009

Average Annual Total Return
			Morningstar
		Russell 3000	Large
Total Market Portfolio		Index[1]	Blend Average[1]
Year ended 10/31/09	7.72%	10.83%	11.93%
Inception (12/21/06) through 10/31/09	-11.26%	-8.35%	-8.30%

The goal of the Total Market Portfolio is to enhance return by investing in additional long positions of what we believe are attractive stocks (approximately 130% of net portfolio value) and shorting stocks that we believe are unattractive (about 30% of net portfolio value) while maintaining a market volatility target of about 100%. Equities from the Russell 3000 Index are selected based on a proprietary set of buy and sell multi-factor models that include valuation, fundamental, earnings, and technical characteristics. Since its inception on December 21, 2006, the Total Market Portfolio has underperformed the Russell 3000 Index by 2.91% and underperformed the Morningstar Large Cap Blend Average by 2.96%. For the fiscal year ended October 31, 2009, the Portfolio underperformed the Russell 3000 Index by 3.11% and underperformed the Morningstar Large Cap Blend Average by 4.21%. The long positions in the Portfolio had a gross return of about 12.5% (1.6% above the Russell 3000 Index) while the short positions had a gross return of about 17.5%. The Portfolio, with its higher quality bias, had positive relative performance during the sharp market downturn from October 31, 2008 through early March 2009. However, the Portfolio’s performance lagged during the subsequent market rebound as higher risk and lower quality companies outperformed. Over the past year, the Portfolio had positive relative stock performance in seven of ten sectors, including health care, industrials, materials and financials. However, the Portfolio had negative stock selection performance in the consumer discretionary, staples and technology sectors with a significant portion of the underperformance resulting from short positions. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2009 Prospectus, is 2.30%, prior to fee waivers. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights.

Hypothetical Illustration of $10,000 Invested in
Total Market Portfolio vs. Russell 3000 Index and
Morningstar Large Blend Average
12/21/06 through 10/31/09

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance quoted reflects fee waivers and/or reimbursements in effect and would have been lower in their absence. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

The indices and certain terms are defined on pages 20 to 22.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2009

Average Annual Total Return
			Morningstar
		Barclays Capital	Muni Single State	Barclays Capital
		Municipal 5-Year	Intermediate	Municipal 1-10
Muni Intermediate Portfolio		Bond Index[1]	Average*[1]	Year Blend Index**[1]
Year ended 10/31/09	9.40%	9.61%	11.13%	9.30%
Five Years ended 10/31/09	3.48%	4.21%	2.89%	4.07%
Ten Years ended 10/31/09	4.50%	5.07%	4.32%	5.02%
Inception (06/05/92) through 10/31/09	4.77%	5.28%	N/A	N/A

Muni Intermediate Portfolio outperformed the Barclays Capital Municipal 1-10 Year Blend Index. Muni Intermediate underperformed the Morningstar Muni Single State Intermediate Average and the Barclays Capital Municipal 5-Year Bond Index. The Portfolio has maintained a defensive position, with a duration shorter than the benchmarks, so as to be consistent with the Portfolio’s goals of principal preservation and high current tax exempt interest income generation. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2009 Prospectus, is 0.32%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights in this report.

Hypothetical Illustration of $10,000 Invested in
Muni Intermediate Portfolio vs. Barclays Capital
Municipal 5-Year Bond Index, Morningstar Muni Single State
Intermediate Average and Barclays Capital Municipal 1-10 Year Blend Index
10/31/99 through 10/31/09

*	Index commenced 5/31/04. Thus Portfolio inception comparisons are not provided.
**	Index commenced 6/30/93. Thus Portfolio inception comparisons are not provided.
***	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns.

[1]	Benchmark returns for the Barclays Capital Municipal 5-Year Bond Index are for the period beginning May 31, 1992.
The indices and certain terms are defined on pages 20 to 22.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2009

Average Annual Total Return
			Morningstar
		Barclays Capital	Muni Single State	Barclays Capital
		Municipal 5-Year	Intermediate	Municipal 1-10
New Jersey Muni Portfolio		Bond Index[1]	Average[1]	Year Blend Index[1]
Year ended 10/31/09	8.35%	9.61%	11.13%	9.30%
Five Years ended 10/31/09	3.47%	4.21%	2.89%	4.07%
Ten Years Ended 10/31/09	4.50%	5.07%	4.32%	5.02%
Inception (11/01/93) through 10/31/09	4.38%	4.91%	N/A	4.96%

New Jersey Muni Portfolio underperformed all three of the listed benchmarks over the last fiscal year. The majority of this underperformance occurred during the second half of the fiscal year as tax-exempt municipal yields fell in tandem with U.S. Treasuries and due to investors’ greater risk appetite after the dislocation that occurred in 2008. The Portfolio has maintained a defensive position, with a duration shorter than the benchmarks, so as to be consistent with the Portfolio’s goals of principal preservation and high current tax exempt interest income generation. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2009 Prospectus, is 0.38%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights in this report.

Hypothetical Illustration of $10,000 Invested in
New Jersey Muni Portfolio vs. Barclays Capital
Municipal 5-Year Bond Index, Morningstar Muni Single State
Intermediate Average and Barclays Capital Municipal 1-10 Year Blend Index
10/31/99 through 10/31/09

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns.

[1]	Benchmark returns are for the period beginning October 31, 1993.
The indices and certain terms are defined on pages 20 to 22.

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

Glossary of Indices & Terms

Indices — It is not possible to invest directly in an index.

Barclays Capital Municipal 5-Year Bond Index is an unmanaged total return performance benchmark for the short-intermediate, investment-grade tax-exempt bond market.

Barclays Capital Municipal 1-10 Year Blend Index is a composite index made up of several different broad sub-indices: the Barclays Capital Municipal 1-Year Index; Barclays Capital Municipal 3-Year Index; Barclays Capital Municipal 5-Year Index; Barclays Capital Municipal 7-Year Index and the Barclays Capital Municipal 10-Year Index. The total of all these indices represents all maturities between 1-10 Years.

Barclays Capital U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. Indexes are rebalanced by market capitalization each month.

Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks. The average is computed by adding the prices of the 30 stocks and dividing by a denominator, which has been adjusted over the years for stock splits, stock dividends, and substitutions of stock.

iMoneyNet’s Government All Average™ is comprised of money market funds investing in U.S. treasury securities and government agency obligations.

iMoneyNet’s National Retail Tax-Free Average™ is comprised of money market funds investing in fixed-income securities issued by state and local governments. Generally, interest payments on securities qualify for exemption from Federal income taxes. Funds may also own municipal securities subject to the alternative minimum tax.

Merrill Lynch 3 Month Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue.

Morgan Stanley EAFE Index is an unmanaged capitalization weighted composite portfolio consisting of equity total returns of countries in Australia, New Zealand, Europe and the Far East.

Russell 1000 Index is an unmanaged market capitalization weighted total return index which is comprised of the 1,000 largest companies in the Russell 3000 Index.

Russell 1000 Growth Index is an unmanaged capitalization weighted total return index which is comprised of securities in the Russell 1000 Index with greater than average growth orientation.

Russell 1000 Value Index is an unmanaged capitalization weighted total return index which is comprised of those securities in the Russell 1000 Index with a less than average growth orientation.

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

Glossary of Indices & Terms — (Continued)

Russell 2000 Growth Index is an unmanaged capitalization weighted total return index which is comprised of securities in the Russell 2000 Index with greater than average growth orientation.

Russell 2000 Index is an unmanaged market capitalization weighted total return index which measures the performance of the 2,000 smallest companies in the Russell 3000 Index.

Russell 3000 Index is an unmanaged capitalization weighted total return index which is comprised of the 3,000 largest U.S. companies based on total market capitalization. The Index re-balances annually.

S&P 500 Index is a market capitalization weighted index comprised of 500 widely held common stocks.

S&P SmallCap 600 Growth Index is comprised of the S&P 600 Index, a market capitalization weighted index of U.S. small cap stocks with capitalizations ranging from about $300 million to $2 billion, that exhibit the strongest growth characteristics.

Morningstar Foreign Large Value Average funds invest mainly in big international stocks that are less expensive than the market as a whole. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. They tend to invest the rest in emerging markets such as Hong Kong, Brazil, Mexico and Thailand. These funds typically will have less than 20% of assets invested in U.S. stocks.

Morningstar Intermediate-Term Bond Average contains bond funds that have average durations of greater than 3.5 years and less than 6 years. Most of the funds rotate among a variety of sectors in the bond market, based upon which appear to offer better values.

Morningstar Large Blend Average funds are fairly representative of the overall U.S. Stock market in size, growth rates, and price. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds returns are often similar to those of the S&P 500 Index.

Morningstar Large Growth Average funds invest in big U.S. companies that are projected to grow faster than other large-cap stocks. This classification consists of stocks in the top 70% of the capitalization of the U.S. equity market defined as large-cap. Growth is defined based on fast growth (high growth rates for earnings, sales, book value, and cash flow) and high valuations (high price ratios and low dividend yields). Most of these funds focus on companies in rapidly expanding industries. Morningstar recently changed the categorization of the Strategic Equity Portfolio to the Large Growth Category. Previously, the Portfolio was included in the Morningstar Large Blend Category.

Morningstar Large Value Average funds focus on big companies that are less expensive or growing more slowly than other large-cap stocks. These funds often feature investments in energy, financial, or manufacturing sectors.

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

Glossary of Indices & Terms — (Concluded)

Morningstar Long/Short Average funds aim to deliberately exploit market movements through the use of a variety of derivative instruments. These can include (but are not limited to) futures, options, swaps, short sells along with physical positions.

Morningstar Muni Single State Intermediate Average invests in bonds issued by state and local governments to fund projects. Such bonds are free from federal taxes and from state taxes in the issuing state.

Morningstar Small Blend Average funds favor firms at the smaller end of the market-capitalization range, and are flexible in the types of small caps they buy. Some aim to own an array of value and growth stocks while others employ a discipline that leads to holdings with valuations and growth rates close to the small-cap averages.

Morningstar Small Growth Average funds invest in faster-growing companies whose shares are at the lower end of the market capitalization range. This classification consists of favored companies in up-and-coming industries or young firms in their early growth stages. Because these businesses are fast growing and often richly valued, their stocks tend to be volatile. Stocks in the bottom 10% of the capitalization of the U.S. equity market are defined as small-cap. Growth is defined based on fast growth (high growth rates for earnings, sales, book value, and cash flow) and high valuations (high price ratios and low dividend yields).

Terms

Current Yield:  also referred to as the “SEC Yield,” refers to the income generated by an investment in the Portfolio over a 7-day period. This income is then “annualized.” The “effective yield” is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested. The “effective yield” will be slightly higher than the “current yield” because of the compounding effect of this assumed reinvestment. The yield quotation more closely reflects the current earnings of the Portfolio than the total return quotation.

Cash flow:  measures the cash generating capability of a company by adding non-cash charges (e.g. depreciation) and interest expense to pretax income.

Price to earnings ratio (P/E):  is a common tool for comparing the prices of different common stocks and is calculated by dividing the current market price of a stock by the earnings per share.

Return on Equity (ROE):  is a measure of a corporation’s profitability. Represents average return on equity on the securities in the portfolio, not the actual return on equity on the portfolio.

Total return:  consists of price appreciation/depreciation and income as a percentage of the original investment.

THE GLENMEDE FUND, INC.

Shareholder Expenses (Unaudited)

As a shareholder of a Glenmede Portfolio, you incur ongoing costs, including management fees and other portfolio expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Glenmede Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2009 to October 31, 2009.

Actual Expenses

The first line under each Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Portfolio under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of a Glenmede Portfolio, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Therefore, the second line under each Portfolio in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

				Expenses
	Beginning	Ending		Paid During
	Account	Account		Period*
	Value	Value	Annualized	(May 1 to
	(May 1,	(October 31,	Expense	October 31,
	2009)	2009)	Ratio	2009)

Government Cash Portfolio
Actual	$1,000.00	$1,001.80	0.26%	$1.31
Hypothetical (5% return less expenses)	1,000.00	1,023.90	0.26	1.33
Tax-Exempt Cash Portfolio
Actual	1,000.00	1,000.10	0.28	1.41
Hypothetical (5% return less expenses)	1,000.00	1,023.80	0.28	1.43

THE GLENMEDE FUND, INC.

Shareholder Expenses (Unaudited) — (Concluded)

				Expenses
	Beginning	Ending		Paid During
	Account	Account		Period*
	Value	Value	Annualized	(May 1 to
	(May 1,	(October 31,	Expense	October 31,
	2009)	2009)	Ratio	2009)

Core Fixed Income Portfolio
Actual	$1,000.00	$1,045.90	0.58%	$2.99
Hypothetical (5% return less expenses)	1,000.00	1,022.30	0.58	2.96
Strategic Equity Portfolio
Actual	1,000.00	1,174.90	0.89	4.88
Hypothetical (5% return less expenses)	1,000.00	1,020.70	0.89	4.53
Small Cap Equity Portfolio - Advisor
Actual	1,000.00	1,168.80	0.92	5.03
Hypothetical (5% return less expenses)	1,000.00	1,020.60	0.92	4.69
Small Cap Equity Portfolio - Institutional
Actual	1,000.00	1,169.40	0.72	3.94
Hypothetical (5% return less expenses)	1,000.00	1,021.60	0.72	3.67
Large Cap Value Portfolio
Actual	1,000.00	1,246.60	0.99	5.61
Hypothetical (5% return less expenses)	1,000.00	1,020.20	0.99	5.04
International Portfolio
Actual	1,000.00	1,310.70	1.13	6.58
Hypothetical (5% return less expenses)	1,000.00	1,019.50	1.13	5.75
Philadelphia International Fund
Actual	1,000.00	1,314.40	0.92	5.37
Hypothetical (5% return less expenses)	1,000.00	1,020.60	0.92	4.69
U.S. Emerging Growth Portfolio
Actual	1,000.00	1,129.50	1.01	5.42
Hypothetical (5% return less expenses)	1,000.00	1,020.10	1.01	5.14
Large Cap 100 Portfolio
Actual	1,000.00	1,186.30	0.89	4.90
Hypothetical (5% return less expenses)	1,000.00	1,020.70	0.89	4.53
Large Cap Growth Portfolio
Actual	1,000.00	1,163.10	0.90	4.91
Hypothetical (5% return less expenses)	1,000.00	1,020.70	0.90	4.58
Long/Short Portfolio
Actual	1,000.00	1,051.60	1.24	6.41
Hypothetical (5% return less expenses)	1,000.00	1,019.00	1.24	6.31
Total Market Portfolio
Actual	1,000.00	1,156.60	1.25	6.79
Hypothetical (5% return less expenses)	1,000.00	1,018.90	1.25	6.36

*	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), which is net of fee waivers and expense reimbursements, if any, multiplied by the average account value for the period, multiplied by the number of days in the period (184 days), and divided by the number of days in the calendar year (365 days).

THE GLENMEDE PORTFOLIOS

Shareholder Expenses (Unaudited)

As a shareholder of a Glenmede Portfolio, you incur ongoing costs, including management fees and other portfolio expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Glenmede Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2009 to October 31, 2009.

Actual Expenses

The first line under each Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Portfolio under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of a Glenmede Portfolio, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Therefore, the second line under each Portfolio in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

				Expenses
	Beginning	Ending		Paid During
	Account	Account		Period*
	Value	Value	Annualized	(May 1 to
	(May 1,	(October 31,	Expense	October 31,
	2009)	2009)	Ratio	2009)

Muni Intermediate Portfolio
Actual	$1,000.00	$1,016.40	0.32%	$1.63
Hypothetical (5% return less expenses)	1,000.00	1,023.60	0.32	1.63
New Jersey Muni Portfolio
Actual	1,000.00	1,012.80	0.40	2.03
Hypothetical (5% return less expenses)	1,000.00	1,023.20	0.40	2.04

*	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days), and divided by the number of days in the calendar year (365 days).

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2009

		Tax-	Core
	Government	Exempt	Fixed
	Cash	Cash	Income
	Portfolio	Portfolio	Portfolio
Assets:
Investments[1]:
Investments at value[2]	$571,511,687	$615,112,884	$395,762,753
Repurchase agreements at value	213,443,000	—	4,336,622

Total investments	784,954,687	615,112,884	400,099,375

Cash	63	21,022	—
Receivable from Investment Advisor	—	32,689	—
Receivable for securities sold	—	—	8,679,360
Receivable for fund shares sold	—	—	448,480
Interest receivable	2,123,838	1,189,483	2,925,862
Prepaid expenses	33,934	40,925	12,922

Total assets	787,112,522	616,397,003	412,165,999

Liabilities:
Payable for securities purchased	10,222,737	—	11,146,826
Obligation to return securities lending collateral	81,091,750	—	47,215,465
Payable for fund shares redeemed	6,334	—	72,665
Dividend payable	133,843	602	—
Payable for Investment Advisory fees	—	—	103,804
Payable for Directors’ fees	21,146	13,767	10,206
Accrued expenses	257,066	264,063	104,238

Total liabilities	91,732,876	278,432	58,653,204

Net Assets	$695,379,646	$616,118,571	$353,512,795

Net Assets consist of:
Par value ($0.001 of shares outstanding)	695,305	616,328	31,084
Paid-in capital in excess of par value	694,609,998	615,501,209	334,292,369
Undistributed net investment income	74,343	1,034	1,096,752
Accumulated net realized gain from investment transactions	—	—	2,400,224
Net unrealized appreciation on investments	—	—	15,692,366

Total Net Assets	695,379,646	616,118,571	353,512,795

Shares Outstanding[3]	695,305,302	616,327,576	31,084,103

Net Asset Value Per Share	$1.00	$1.00	$11.37

[1] Investments at cost	$784,954,687	$615,112,884	$384,407,009
[2] Market value of securities on loan	$79,454,570	$—	$46,254,711
[3] Authorized shares	1,400,000,000	1,400,000,000	60,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
October 31, 2009

		Small	Large
	Strategic	Cap	Cap
	Equity	Equity	Value
	Portfolio	Portfolio	Portfolio
Assets:
Investments[1]:
Investments at value[2]	$134,887,340	$117,666,943	$37,800,916
Repurchase agreements at value	250,281	1,776,966	293,683

Total investments	135,137,621	119,443,909	38,094,599

Receivable for securities sold	—	2,083,609	354,274
Receivable for fund shares sold	92,000	74,304	24,413
Dividends receivable	152,121	18,089	36,472
Interest receivable	205	7,040	472
Foreign tax reclaims receivable	10,800	—	—
Prepaid expenses	4,371	3,301	1,473

Total assets	135,397,118	121,630,252	38,511,703

Liabilities:
Payable for securities purchased	—	1,708,614	359,470
Obligation to return securities lending collateral	2,535,068	15,182,585	1,565,644
Payable for fund shares redeemed	4,543	22,402	11,233
Payable for Investment Advisory fees	63,644	51,804	17,803
Payable for Directors’ fees	4,580	3,676	1,193
Accrued expenses	50,715	48,753	14,998

Total liabilities	2,658,550	17,017,834	1,970,341

Net Assets	$132,738,568	$104,612,418	$36,541,362

Net Assets consist of:
Par value ($0.001 of shares outstanding)	9,264	8,942	4,638
Paid-in capital in excess of par value	136,829,711	125,559,272	42,505,717
Undistributed net investment income	15,604	9,870	—
Accumulated net realized loss from investment transactions	(15,358,503)	(27,661,543)	(9,234,793)
Net unrealized appreciation on investments	11,242,492	6,695,877	3,265,800

Total Net Assets	132,738,568	104,612,418	36,541,362

Shares Outstanding[3]	9,264,002	8,941,769	4,638,003

Net Asset Value Per Share	$14.33	$—	$7.88

Advisor Class — based on net assets of $104,611,343 and shares outstanding of 8,941,679 (100,000,000 authorized shares)	—	11.70	—

Institutional Class — based on net assets of $1,075 and shares outstanding of 89.530 (35,000,000 authorized shares)[4]	—	12.01	—

[1] Investments at cost	$123,895,129	$112,748,032	$34,828,799
[2] Market value of securities on loan	$2,477,564	$14,799,061	$1,532,274
[3] Authorized shares	75,000,000	135,000,000	75,000,000
[4] Net assets have been rounded for presentation purposes. The net asset value per share is as reported on October 31, 2009.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
October 31, 2009

			U.S.
		Philadelphia	Emerging
	International	International	Growth
	Portfolio	Fund	Portfolio
Assets:
Investments[1]:
Investments at value[2]	$411,517,024	$115,935,908	$24,634,671
Repurchase agreements at value	5,942,844	2,269,229	—

Total investments	417,459,868	118,205,137	24,634,671

Foreign currency, at value (Note 1)[4]	227,045	72,239	—
Receivable for securities sold	5,026,406	1,259,219	1,441,873
Receivable for spot foreign currency contracts sold	5,751,731	1,555,956	—
Receivable for fund shares sold	88,957	15,485	24,569
Dividends receivable	875,550	268,677	5,276
Interest receivable	10,974	2,850	1,126
Foreign tax reclaims receivable	383,643	163,307	—
Prepaid expenses	14,679	4,864	894

Total assets	429,838,853	121,547,743	26,108,409

Liabilities:
Due to custodian	—	—	1,308,809
Foreign currency overdraft, at value (Note 1)[4]	290,601	—	—
Payable for securities purchased	1,323,052	369,677	—
Payable for spot foreign currency contracts purchased	5,762,247	1,559,169	—
Obligation to return securities lending collateral	29,164,010	9,898,442	5,148,851
Payable for fund shares redeemed	4,850	174,011	74,460
Payable for Investment Advisory fees	260,736	73,122	10,485
Payable for Directors’ fees	12,898	3,744	695
Accrued expenses	175,909	46,291	11,242

Total liabilities	36,994,303	12,124,456	6,554,542

Net Assets	$392,844,550	$109,423,278	$19,553,867

Net Assets consist of:
Par value ($0.001 of shares outstanding)	31,834	9,790	4,149
Paid-in capital in excess of par value	458,425,227	192,077,778	29,407,534
Undistributed net investment income	52,161	3,673	9,365
Accumulated net realized loss from investment transactions	(133,089,644)	(97,650,794)	(11,579,294)
Net unrealized appreciation on investments	67,400,731	14,974,168	1,712,113
Net unrealized appreciation on foreign currencies	24,241	8,663	—

Total Net Assets	392,844,550	109,423,278	19,553,867

Shares Outstanding[3]	31,833,861	9,790,289	4,148,561

Net Asset Value Per Share	$12.34	$11.18	$4.71

[1] Investments at cost	$350,059,137	$103,230,969	$22,922,558
[2] Market value of securities on loan	$27,708,357	$9,412,862	$4,995,587
[3] Authorized shares	115,000,000	70,000,000	75,000,000
[4] International Portfolio and Philadelphia International Fund had foreign currency costs of ($62,439) and 72,280, respectively.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
October 31, 2009

	Large	Large
	Cap	Cap
	100	Growth
	Portfolio	Portfolio
Assets:
Investments[1]:
Investments at value[2]	$95,920,005	$43,809,247
Repurchase agreements at value	243,962	346,441

Total investments	96,163,967	44,155,688

Receivable for fund shares sold	135,811	50,000
Dividends receivable	71,615	15,773
Interest receivable	695	—
Foreign tax reclaims receivable	4,732	—
Prepaid expenses	3,410	1,984

Total assets	96,380,230	44,223,445

Liabilities:
Obligation to return securities lending collateral	4,500,253	—
Payable for Investment Advisory fees	44,724	21,402
Payable for Directors’ fees	3,121	1,425
Accrued expenses	37,730	18,941

Total liabilities	4,585,828	41,768

Net Assets	$91,794,402	$44,181,677

Net Assets consist of:
Par value ($0.001 of shares outstanding)	9,417	4,508
Paid-in capital in excess of par value	115,836,258	58,042,784
Accumulated net realized loss from investment transactions	(31,409,165)	(19,254,090)
Net unrealized appreciation on investments	7,357,892	5,388,475

Total Net Assets	91,794,402	44,181,677

Shares Outstanding[3]	9,417,209	4,508,084

Net Asset Value Per Share	$9.75	$9.80

[1] Investments at cost	$88,806,075	$38,767,213
[2] Market value of securities on loan	$4,396,861	$—
[3] Authorized shares	20,000,000	20,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Concluded)
October 31, 2009

	Long/Short	Total Market
	Portfolio	Portfolio
Assets:
Investments[1]:
Investments at value	$16,245,719	$25,974,029
Repurchase agreements at value	296,634	136,072

Total investments	16,542,353	26,110,101

Receivable from Investment Advisor	5,520	7,188
Receivable for fund shares sold	—	55,000
Dividends receivable	11,881	9,489
Receivable from broker	796,915	—
Cash collateral on deposit at broker (Note 1)	10,679,533	—
Prepaid expenses	66	252

Total assets	28,036,268	26,182,030

Liabilities:
Payable for fund shares redeemed	—	40,933
Dividends payable for securities sold short	7,542	4,616
Payable for securities sold short, at value[3]	10,384,844	5,418,893
Payable for Investment Advisory fees	18,926	22,132
Payable for Directors’ fees	377	649
Accrued expenses	9,550	16,106

Total liabilities	10,421,239	5,503,329

Net Assets	$17,615,029	$20,678,701

Net Assets consist of:
Par value ($0.001 of shares outstanding)	2,161	2,947
Paid-in capital in excess of par value	26,520,669	33,903,612
Distributions in excess of net investment income	(31,445)	(33,975)
Accumulated net realized loss from investment transactions	(13,250,875)	(17,694,675)
Net unrealized appreciation on investments and securities sold short	4,374,519	4,500,792

Total Net Assets	17,615,029	20,678,701

Shares Outstanding[2]	2,160,591	2,947,459

Net Asset Value Per Share	$8.15	$7.02

[1] Investments at cost	$14,102,489	$22,575,593
[2] Authorized shares	20,000,000	20,000,000
[3] Proceeds from securities sold short for the Long/Short Portfolio and Total Market Portfolio were $12,319,499 and $6,385,177, respectively.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2009

		Tax-	Core
	Government	Exempt	Fixed
	Cash	Cash	Income
	Portfolio	Portfolio	Portfolio
Investment income:
Interest	$6,920,374	$4,115,091	$12,617,054
Income from security lending	208,209	—	318,172

Total investment income	7,128,583	4,115,091	12,935,226

Expenses:
Management fees	—	—	1,068,107
Administration, transfer agent and custody fees	473,473	422,962	200,337
Professional fees	238,449	310,783	88,567
Shareholder report expenses	31,863	41,522	10,936
Insurance Expense (Note 1)	251,766	397,812	—
Shareholder servicing fees	799,459	942,934	305,719
Directors’ fees and expenses	90,433	102,932	35,215
Registration and filing fees	2,494	3,135	3,884
Other expenses	81,164	114,151	30,030

Total expenses	1,969,101	2,336,231	1,742,795

Less expenses waived/reimbursed	—	(98,489)	—

Net expenses	1,969,101	2,237,742	1,742,795

Net investment income	5,159,482	1,877,349	11,192,431

Realized and unrealized gain (loss):
Net realized gain on:
Investment transactions	422	—	2,926,253

Net change in unrealized gain of:
Investments	—	—	22,823,845

Net realized and unrealized gain	422	—	25,750,098

Net increase in net assets resulting from operations	$5,159,904	$1,877,349	$36,942,529

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Continued)
For the Year Ended October 31, 2009

		Small	Large
	Strategic	Cap	Cap
	Equity	Equity	Value
	Portfolio	Portfolio	Portfolio
Investment income:
Dividends	$1,781,015	$1,100,694	$817,586
Interest	111	261	54
Income from security lending	72,267	162,027	11,833

Total investment income	1,853,393	1,262,982	829,473

Expenses:
Management fees	571,296	480,201	168,159
Administration, transfer agent and custody fees	71,923	60,773	29,586
Professional fees	30,235	19,717	7,957
Shareholder report expenses	4,991	4,980	1,393
Shareholder servicing fees (Advisor Class)	207,498	220,207	61,149
Shareholder servicing fees (Institutional Class)	—	2	—
Directors’ fees and expenses	12,719	10,449	3,659
Registration and filing fees	5,132	16,466	19,596
Other expenses	10,966	11,258	4,226

Total expenses	914,760	824,053	295,725

Net investment income	938,633	438,929	533,748

Realized and unrealized gain (loss):
Net realized loss on:
Investment transactions	(12,316,175)	(22,695,957)	(5,285,781)

Net change in unrealized gain of:
Investments	24,182,280	31,212,479	9,236,561

Net realized and unrealized gain	11,866,105	8,516,522	3,950,780

Net increase in net assets resulting from operations	$12,804,738	$8,955,451	$4,484,528

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Continued)
For the Year Ended October 31, 2009

		Philadelphia	U.S. Emerging
	International	International	Growth
	Portfolio	Fund	Portfolio
Investment income:
Dividends[1]	$11,517,904	$3,959,098	$179,768
Interest	493	160	14
Income from security lending	979,506	332,414	46,748

Total investment income	12,497,903	4,291,672	226,530

Expenses:
Management fees	2,558,859	957,294	108,836
Administration, transfer agent and custody fees	237,562	118,154	20,945
Professional fees	82,795	28,265	5,351
Shareholder report expenses	18,556	10,154	1,104
Shareholder servicing fees	852,238	—	49,471
Directors’ fees and expenses	39,115	14,028	2,314
Registration and filing fees	6,042	21,717	5,972
Other expenses	48,863	21,603	4,184

Total expenses	3,844,030	1,171,215	198,177

Net investment income	8,653,873	3,120,457	28,353

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	(118,161,698)	(95,465,629)	(6,596,602)
Foreign currency transactions	(340,693)	105,594	—

Net realized loss	(118,502,391)	(95,360,035)	(6,596,602)

Net change in unrealized gain of:
Investments	219,740,772	116,072,757	7,163,945
Foreign currency translation	8,825	17,811	—

Net change in unrealized gain	219,749,597	116,090,568	7,163,945

Net realized and unrealized gain	101,247,206	20,730,533	567,343

Net increase in net assets resulting from operations	$109,901,079	$23,850,990	$595,696

[1]	The International Portfolio and Philadelphia International Fund had foreign dividend withholding taxes of $1,222,126 and $399,673, respectively.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Continued)
For the Year Ended October 31, 2009

	Large	Large
	Cap	Cap
	100	Growth
	Portfolio	Portfolio
Investment income:
Dividends	$1,717,441	$531,335
Interest	50	34
Income from security lending	41,025	—

Total investment income	1,758,516	531,369

Expenses:
Management fees	456,552	209,045
Administration, transfer agent and custody fees	57,745	29,222
Professional fees	22,944	10,099
Shareholder report expenses	4,012	1,912
Shareholder servicing fees	166,011	76,024
Directors’ fees and expenses	9,791	4,440
Registration and filing fees	5,232	6,482
Other expenses	9,928	4,911

Total expenses	732,215	342,135

Net investment income	1,026,301	189,234

Realized and unrealized gain (loss):
Net realized loss on:
Investment transactions	(22,768,643)	(14,541,691)

Net change in unrealized gain of:
Investments	33,695,303	19,342,862

Net realized and unrealized gain	10,926,660	4,801,171

Net increase in net assets resulting from operations	$11,952,961	$4,990,405

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Concluded)
For the Year Ended October 31, 2009

		Total
	Long/Short	Market
	Portfolio	Portfolio
Investment income:
Dividends[1]	$511,465	$495,504
Interest	253	43

Total investment income	511,718	495,547

Expenses:
Management fees	300,218	269,095
Administration, transfer agent and custody fees	25,258	25,104
Professional fees	6,948	7,022
Shareholder report expenses	1,124	1,117
Shareholder servicing fees	50,039	44,849
Dividends and Interest on securities sold short	310,559	104,124
Directors’ fees and expenses	2,712	2,589
Short positions flex fees	—	54,318
Registration and filing fees	5,174	6,774
Other expenses	7,448	4,606

Total expenses	709,480	519,598

Less expenses waived/reimbursed	(87,563)	(79,219)

Net expenses	621,917	440,379

Net investment income (loss)	(110,199)	55,168

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	(10,757,702)	(11,681,416)
Securities sold short	5,593,415	847,004

Net realized loss	(5,164,287)	(10,834,412)

Net change in unrealized gain (loss) of:
Investments	11,676,629	14,104,002
Securities sold short	(7,213,425)	(1,960,767)

Net change in unrealized gain	4,463,204	12,143,235

Net realized and unrealized gain (loss)	(701,083)	1,308,823

Net increase (decrease) in net assets resulting from operations	$(811,282)	$1,363,991

[1]	The Long/Short Portfolio and Total Market Portfolio had foreign dividend withholding taxes of $904 and $140, respectively.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended October 31, 2009

		Tax-	Core
	Government	Exempt	Fixed
	Cash	Cash	Income
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$5,159,482	$1,877,349	$11,192,431
Net realized gain on:
Investment transactions	422	—	2,926,253
Net change in unrealized gain of:
Investments	—	—	22,823,845

Net increase in net assets resulting from operations	5,159,904	1,877,349	36,942,529
Distributions to shareholders from:
Net investment income	(5,159,376)	(1,877,349)	(11,042,725)
Net increase (decrease) in net assets from capital share transactions	(28,140,511)	(521,037,114)	89,668,680

Net increase (decrease) in net assets	(28,139,983)	(521,037,114)	115,568,484

NET ASSETS:
Beginning of year	723,519,629	1,137,155,685	237,944,311

End of year	$695,379,646	$616,118,571	$353,512,795

Undistributed net investment income included in net assets at end of year	$74,343	$1,034	$1,096,752

For the Year Ended October 31, 2008
		Tax-	Core
	Government	Exempt	Fixed
	Cash	Cash	Income
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$22,965,055	$18,992,222	$10,389,714
Net realized gain on:
Investment transactions	61,024	—	406,226
Net change in unrealized gain (loss) of:
Investments	—	—	(7,482,428)

Net increase in net assets resulting from operations	23,026,079	18,992,222	3,313,512
Distributions to shareholders from:
Net investment income	(23,021,775)	(18,990,923)	(10,338,365)
Net increase (decrease) in net assets from capital share transactions	(61,139,259)	490,489,477	39,368,402

Net increase (decrease) in net assets	(61,134,955)	490,490,776	32,343,549

NET ASSETS:
Beginning of year	784,654,584	646,664,909	205,600,762

End of year	$723,519,629	$1,137,155,685	$237,944,311

Undistributed net investment income included in net assets at end of year	$73,815	$1,034	$856,620

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the Year Ended October 31, 2009

		Small	Large
	Strategic	Cap	Cap
	Equity	Equity	Value
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$938,633	$438,929	$533,748
Net realized loss on:
Investment transactions	(12,316,175)	(22,695,957)	(5,285,781)
Net change in unrealized gain of:
Investments	24,182,280	31,212,479	9,236,561

Net increase in net assets resulting from operations	12,804,738	8,955,451	4,484,528
Distributions to shareholders from:
Net investment income:
Advisor Class	(924,809)	(439,885)	(535,385)
Institutional Class	—	(5)	—
Net increase in net assets from capital share transactions	23,154,395	2,647,764	1,500,849

Net increase in net assets	35,034,324	11,163,325	5,449,992

NET ASSETS:
Beginning of year	97,704,244	93,449,093	31,091,370

End of year	$132,738,568	$104,612,418	$36,541,362

Undistributed net investment income included in net assets at end of year	$15,604	$9,870	$—

For the Year Ended October 31, 2008
		Small	Large
	Strategic	Cap	Cap
	Equity	Equity	Value
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$574,516	$662,404	$606,262
Net realized gain (loss) on:
Investment transactions	(3,007,272)	30,907,456	(3,903,099)
In-kind transactions	—	(17,916,156)	—
Net change in unrealized loss of:
Investments	(37,723,992)	(82,064,527)	(12,275,871)

Net decrease in net assets resulting from operations	(40,156,748)	(68,410,823)	(15,572,708)
Distributions to shareholders from:
Net investment income:
Advisor Class	(569,404)	(586,551)	(615,794)
Institutional Class.	—	(6)	—
Net realized gain on investments:
Advisor Class	(450,649)	—	(14,824)
Net increase (decrease) in net assets from capital share transactions	37,848,705	(103,132,471)	4,390,287

Net decrease in net assets	(3,328,096)	(172,129,851)	(11,813,039)

NET ASSETS:
Beginning of year	101,032,340	265,578,944	42,904,409

End of year	$97,704,244	$93,449,093	$31,091,370

Undistributed net investment income included in net assets at end of year	$1,780	$42,852	$—

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the Year Ended October 31, 2009

		Philadelphia	U.S. Emerging
	International	International	Growth
	Portfolio	Fund	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$8,653,873	$3,120,457	$28,353
Net realized gain (loss) on:
Investment transactions	(118,161,698)	(95,465,629)	(6,596,602)
Foreign currency transactions	(340,693)	105,594	—
Net change in unrealized gain of:
Investments	219,740,772	116,072,757	7,163,945
Foreign currency translation	8,825	17,811	—

Net increase in net assets resulting from operations	109,901,079	23,850,990	595,696
Distributions to shareholders from:
Net investment income	(8,178,964)	(2,842,529)	—
Net realized gain on investments	—	(15,877,104)	—
Net decrease in net assets from capital share transactions	(64,022,206)	(78,523,118)	(3,944,828)

Net increase (decrease) in net assets	37,699,909	(73,391,761)	(3,349,132)

NET ASSETS:
Beginning of year	355,144,641	182,815,039	22,902,999

End of year	$392,844,550	$109,423,278	$19,553,867

Undistributed net investment income included in net assets at end of year	$52,161	$3,673	$9,365

For the Year Ended October 31, 2008
		Philadelphia	U.S. Emerging
	International	International	Growth
	Portfolio	Fund	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$23,184,780	$14,077,797	$17,351
Net realized gain (loss) on:
Investment transactions	(14,125,409)	14,415,922	(4,155,144)
Foreign currency transactions	(1,294,374)	(845,408)	—
Net change in unrealized loss of:
Investments	(443,716,013)	(255,273,266)	(10,257,218)
Foreign currency translation	(113,466)	(76,769)	—

Net decrease in net assets resulting from operations	(436,064,482)	(227,701,724)	(14,395,011)
Distributions to shareholders from:
Net investment income	(23,507,699)	(13,628,812)	—
Net realized gain on investments	(9,006,605)	(7,888,623)	—
Tax Return of capital	—	—	(56,317)
Net decrease in net assets from capital share transactions	(162,541,928)	(129,666,059)	(1,566,968)

Net decrease in net assets	(631,120,714)	(378,885,218)	(16,018,296)

NET ASSETS:
Beginning of year	986,265,355	561,700,257	38,921,295

End of year	$355,144,641	$182,815,039	$22,902,999

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$(82,055)	$(571)	$—

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the Year Ended October 31, 2009

	Large	Large Cap
	Cap 100	Growth
	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$1,026,301	$189,234
Net realized loss on:
Investment transactions	(22,768,643)	(14,541,691)
Net change in unrealized gain of:
Investments	33,695,303	19,342,862

Net increase in net assets resulting from operations	11,952,961	4,990,405
Distributions to shareholders from:
Net investment income	(1,018,658)	(199,023)
Net decrease in net assets from capital share transactions	(6,674,261)	(1,923,348)

Net increase in net assets	4,260,042	2,868,034

NET ASSETS:
Beginning of year	87,534,360	41,313,643

End of year	$91,794,402	$44,181,677

Undistributed net investment income included in net assets at end of year	—	—

For the Year Ended October 31, 2008
	Large	Large Cap
	Cap 100	Growth
	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$1,245,394	$187,774
Net realized loss on:
Investment transactions	(8,823,374)	(4,710,028)
Net change in unrealized loss of:
Investments	(48,265,031)	(22,855,410)

Net decrease in net assets resulting from operations	(55,843,011)	(27,377,664)
Distributions to shareholders from:
Net investment income	(1,150,188)	(176,789)
Net decrease in net assets from capital share transactions	(12,375,750)	(2,029,793)

Net decrease in net assets	(69,368,949)	(29,584,246)

NET ASSETS:
Beginning of year	156,903,309	70,897,889

End of year	$87,534,360	$41,313,643

Undistributed net investment income included in net assets at end of year	$15,544	$2,987

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Concluded)

For the Year Ended October 31, 2009

		Total
	Long/Short	Market
	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(110,199)	$55,168
Net realized gain (loss) on:
Investment transactions	(10,757,702)	(11,681,416)
Securities sold short	5,593,415	847,004
Net change in unrealized gain (loss) of:
Investments	11,676,629	14,104,002
Securities sold short	(7,213,425)	(1,960,767)

Net increase (decrease) in net assets resulting from operations	(811,282)	1,363,991
Distributions to shareholders from:
Net investment income	—	(46,580)
Tax return of capital	—	(34,880)
Net decrease in net assets from capital share transactions	(16,477,425)	(7,934,480)

Net decrease in net assets	(17,288,707)	(6,651,949)

NET ASSETS:
Beginning of year	34,903,736	27,330,650

End of year	$17,615,029	$20,678,701

Distributions in excess of net investment included in net assets at end of year	$(31,445)	$(33,975)

For the Year Ended October 31, 2008
		Total
	Long/Short	Market
	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$624,474	$167,043
Net realized gain (loss) on:
Investment transactions	(6,197,241)	(7,223,334)
Securities sold short	5,563,818	2,897,920
Net change in unrealized gain (loss) of:
Investments	(12,859,652)	(12,625,483)
Securities sold short	7,812,890	2,183,445

Net decrease in net assets resulting from operations	(5,055,711)	(14,600,409)
Distributions to shareholders from:
Net investment income	(697,875)	(209,893)
Net increase (decrease) in net assets from capital share transactions	(4,637,132)	4,838,535

Net decrease in net assets	(10,390,718)	(9,971,767)

NET ASSETS:
Beginning of year	45,294,454	37,302,417

End of year	$34,903,736	$27,330,650

Distributions in excess of net investment included in net assets at end of year	$(39,112)	$(35,284)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENT OF CASH FLOWS
For the Year Ended October 31, 2009

Total Market
Portfolio
Cash Flows from operating activities
Net increase in net assets resulting from operations	$1,363,991
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Investments purchased	(26,668,099)
Investments sold	35,941,199
Purchases to cover securities sold short	(14,986,363)
Securities sold short	12,928,255
(Purchase)/Sale of short term investments, net	705,813
Decrease in Receivable from Investment Advisor	671
Decrease in Dividends receivable	30,579
Decrease in Prepaid expenses	409
Increase in Dividends payable for securities sold short	3,144
(Decrease) in Investment Advisory fees	(4,812)
(Decrease) in Directors fees	(114)
(Decrease) in Accrued expenses	(6,117)
Net change in unrealized gain (loss) on investments	(14,104,002)
Net realized loss from investments	11,681,416
Net change in unrealized gain (loss) on securities sold short	1,960,767
Net realized gain from securities sold short	(847,004)

Net cash provided by (used for) operating activities	7,999,733

Cash flows from (used in) financing activities
Proceeds from shares sold	4,779,685
Payments on shares redeemed	(12,702,981)
Cash distributions paid	(76,437)

Net cash provided by (used for) financing activities	(7,999,733)

Net increase (decrease) in cash	—
Cash at beginning of period	—

Cash at end of period	—

Non cash financial activities not included herein consist of reinvestment of distributions of $5,023.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Government Cash Portfolio
	For the Years Ended October 31,
	2009	2008[1]	2007	2006	2005

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.007	0.031	0.051	0.046	0.027
Net realized gain (loss) on investments	0.000	(0.001)	0.000	0.000	0.000

Total from investment operations	0.007	0.030	0.051	0.046	0.027

Distributions to shareholders from:
Net investment income	(0.007)	(0.030)	(0.051)	(0.046)	(0.027)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.65%	3.05%	5.17%	4.68%	2.74%

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$695,380	$723,520	$784,655	$651,657	$636,425
Ratio of operating expenses to average net assets	0.25%	0.21%	0.19%	0.19%	0.19%
Ratio of net investment income to average net assets	0.65%	3.06%	5.05%	4.60%	2.73%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Tax-Exempt Cash Portfolio
	For the Years Ended October 31,
	2009	2008[1]	2007	2006	2005

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.002	0.020	0.034	0.031	0.019
Net realized gain on investments	0.000	0.001	0.000	0.000	0.000

Total from investment operations	0.002	0.021	0.034	0.031	0.019

Distributions to shareholders from:
Net investment income	(0.002)	(0.021)	(0.034)	(0.031)	(0.019)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.17%	2.09%	3.45%	3.10%	1.94%

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$616,119	$1,137,156	$646,665	$705,395	$551,764

Ratio of operating expenses to average net assets	0.25%	0.19%	0.19%	0.19%	0.19%
Ratio of operating expenses after waiver to average net assets	0.24%	—%	—%	—%	—%
Ratio of net investment income to average net assets	0.20%	2.03%	3.39%	3.07%	1.91%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Core Fixed Income Portfolio
	For the Years Ended October 31,
	2009	2008	2007[1]	2006	2005

Net asset value, beginning of year	$10.35	$10.64	$10.62	$10.64	$10.94

Income from investment operations:
Net investment income	0.40	0.50	0.48	0.47	0.44
Net realized and unrealized gain (loss) on investments	1.03	(0.29)	0.02	(0.02)	(0.30)

Total from investment operations	1.43	0.21	0.50	0.45	0.14

Distributions to shareholders from:
Net investment income	(0.41)	(0.50)	(0.48)	(0.47)	(0.44)

Total distributions	(0.41)	(0.50)	(0.48)	(0.47)	(0.44)

Net asset value, end of year	$11.37	$10.35	$10.64	$10.62	$10.64

Total return	13.96%	1.89%	4.87%	4.38%	1.32%

Net assets, end of year (in 000s)	$353,513	$237,944	$205,601	$198,243	$194,996

Ratio of operating expenses to average net assets	0.57%	0.56%	0.56%	0.54%	0.29%
Ratio of net investment income to average net assets	3.67%	4.64%	4.52%	4.42%	4.02%
Portfolio turnover rate	55%	71%	143%	272%	229%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Strategic Equity Portfolio
	For the Years Ended October 31,
	2009	2008	2007[1]	2006[1]	2005[1]

Net asset value, beginning of year	$13.20	$20.00	$17.75	$16.95	$15.87

Income from investment operations:
Net investment income	0.11	0.10	0.07	0.11	0.17
Net realized and unrealized gain (loss) on investments	1.13	(6.71)	3.04	2.14	1.41

Total from investment operations	1.24	(6.61)	3.11	2.25	1.58

Distributions to shareholders from:
Net investment income	(0.11)	(0.10)	(0.09)	(0.11)	(0.18)
Net realized capital gains	—	(0.09)	(0.77)	(1.34)	(0.32)

Total distributions	(0.11)	(0.19)	(0.86)	(1.45)	(0.50)

Net asset value, end of year	$14.33	$13.20	$20.00	$17.75	$16.95

Total return	9.57%	(33.32)%	17.63%	13.28%	9.98%

Net assets, end of year (in 000s)	$132,739	$97,704	$101,032	$85,492	$79,905

Ratio of operating expenses to average net assets	0.88%	0.86%	0.86%	0.85%	0.45%
Ratio of net investment income to average net assets	0.90%	0.57%	0.39%	0.59%	0.97%
Portfolio turnover rate	53%	91%	64%	85%	89%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Small Cap Equity Portfolio Advisor Shares
	For the Years Ended October 31,
	2009	2008[1]	2007[1]	2006	2005

Net asset value, beginning of year	$10.62	$16.89	$16.63	$16.71	$17.61

Income from investment operations:
Net investment income (loss)	0.05	0.05	0.00[2]	(0.02)	(0.05)
Net realized and unrealized gain (loss) on investments	1.08	(6.28)	2.61	2.81	2.15

Total from investment operations	1.13	(6.23)	2.61	2.79	2.10

Distributions to shareholders from:
Net investment income	(0.05)	(0.04)	—	—	—
Net realized capital gains	—	—	(2.35)	(2.87)	(3.00)

Total distributions	(0.05)	(0.04)	(2.35)	(2.87)	(3.00)

Net asset value, end of year	$11.70	$10.62	$16.89	$16.63	$16.71

Total return	10.81%	(36.94)%	15.94%	16.69%	12.22%

Net assets, end of year (in 000s)	$104,611	$93,448	$265,577	$237,250	$241,970

Ratio of operating expenses to average net assets	0.94%	0.94%	0.92%	0.91%	0.92%
Ratio of net investment income (expenses in excess of income) to average net assets	0.50%	0.35%	0.00%[3]	(0.09)%	(0.28)%
Portfolio turnover rate[4]	89%	72%	58%	60%	51%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
2Amount rounds to less than $0.01 per share.
3Amount rounds to less than 0.01% per share.
4Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Small Cap Equity Portfolio Institutional Shares
	For the Years Ended October 31,
	2009[1]	2008	2007[1]	2006[1]	2005

Net asset value, beginning of year	$10.89	$17.29	$16.88	$16.88	$17.73

Income from investment operations:
Net investment income	0.07	0.08	0.04	0.04	0.00
Net realized and unrealized gain (loss) on investments	1.10	(6.42)	2.72	2.83	2.15

Total from investment operations	1.17	(6.34)	2.76	2.87	2.15

Distributions to shareholders from:
Net investment income	(0.05)	(0.06)	—	—	—
Net realized capital gains	—	—	(2.35)	(2.87)	(3.00)

Total distributions	(0.05)	(0.06)	(2.35)	(2.87)	(3.00)

Net asset value, end of year	$12.01	$10.89	$17.29	$16.88	$16.88

Total return	10.91%	(36.77)%	16.65%	16.99%	12.43%

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$1	$1	$2	$1	$1
Ratio of operating expenses to average net assets	0.74%	0.74%	0.72%	0.71%	0.72%
Ratio of net investment income (expenses in excess of income) to average net assets	0.64%	0.54%	0.21%	0.22%	(0.09)%
Portfolio turnover rate[2]	89%	72%	58%	60%	51%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

[2]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Large Cap Value Portfolio
	For the Years Ended October 31,
	2009	2008	2007	2006	2005

Net asset value, beginning of year	$7.00	$10.89	$11.02	$10.28	$10.01

Income from investment operations:
Net investment income	0.12	0.16	0.17	0.15	0.18
Net realized and unrealized gain (loss) on investments	0.88	(3.89)	1.12	1.26	1.36

Total from investment operations	1.00	(3.73)	1.29	1.41	1.54

Distributions to shareholders from:
Net investment income	(0.12)	(0.16)	(0.17)	(0.14)	(0.19)
Net realized capital gains	—	(0.00)[1]	(1.25)	(0.53)	(1.08)

Total distributions	(0.12)	(0.16)	(1.42)	(0.67)	(1.27)

Net asset value, end of year	$7.88	$7.00	$10.89	$11.02	$10.28

Total return	14.65%	(34.61)%	11.99%	13.81%	15.66%

Net assets, end of year (in 000s)	$36,541	$31,091	$42,904	$47,888	$26,507

Ratio of operating expenses to average net assets	0.97%	0.94%	0.91%	0.96%	0.48%
Ratio of net investment income to average net assets	1.75%	1.64%	1.48%	1.36%	1.62%
Portfolio turnover rate	177%	288%	123%	92%	76%

[1]	Amount rounds to less than 0.01% per share.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	International Portfolio
	For the Years Ended October 31,
	2009[1]	2008	2007[1]	2006	2005[1]

Net asset value, beginning of year	$9.09	$19.71	$19.59	$17.58	$16.96

Income from investment operations:
Net investment income	0.25	0.53	0.33	0.39	0.48
Net realized and unrealized gain (loss) on investments	3.25	(10.42)	3.43	4.61	2.26

Total from investment operations	3.50	(9.89)	3.76	5.00	2.74

Distributions to shareholders from:
Net investment income	(0.25)	(0.54)	(0.41)	(0.29)	(0.47)
Net realized capital gains	—	(0.19)	(3.23)	(2.70)	(1.65)

Total distributions	(0.25)	(0.73)	(3.64)	(2.99)	(2.12)

Net asset value, end of year	$12.34	$9.09	$19.71	$19.59	$17.58

Total return	39.06%	(51.69)%	20.03%	28.51%	16.34%

Net assets, end of year (in 000s)	$392,845	$355,145	$986,265	$928,697	$811,850

Ratio of operating expenses before waiver to net assets	1.13%	1.11%	1.10%	1.10%	0.32%
Ratio of operating expenses after waiver to average net assets	1.13%	1.11%	1.10%	0.98%	0.18%
Ratio of net investment income to average net assets	2.54%	3.21%	1.56%	1.91%	2.58%
Portfolio turnover rate	63%	49%	39%	45%	47%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Philadelphia International Fund
	For the Years Ended October 31,
	2009[1]	2008	2007	2006[1]	2005

Net asset value, beginning of year	$9.15	$20.32	$19.60	$17.49	$15.86

Income from investment operations:
Net investment income	0.22	0.64	0.38	0.45	0.28
Net realized and unrealized gain (loss) on investments	2.85	(10.91)	3.40	4.48	2.16

Total from investment operations	3.07	(10.27)	3.78	4.93	2.44

Distributions to shareholders from:
Net investment income	(0.24)	(0.61)	(0.56)	(0.28)	(0.34)
Net realized capital gains	(0.80)	(0.29)	(2.50)	(2.54)	(0.47)

Total distributions	(1.04)	(0.90)	(3.06)	(2.82)	(0.81)

Net asset value, end of year	$11.18	$9.15	$20.32	$19.60	$17.49

Total return	36.81%	(52.37)%	20.06%	28.29%	15.50%

Net assets, end of year (in 000s)	$109,423	$182,815	$561,700	$488,227	$634,018

Ratio of operating expenses to average net assets	0.92%	0.88%	0.86%	0.85%	0.85%
Ratio of net investment income to average net assets	2.44%	3.52%	1.85%	2.20%	1.78%
Portfolio turnover rate	55%	40%	45%	49%	47%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	U.S. Emerging Growth Portfolio
	For the Years Ended October 31,
	2009[1]	2008[1]	2007[1]	2006	2005[1]

Net asset value, beginning of year	$4.53	$7.34	$7.34	$6.22	$5.32

Income from investment operations:
Net investment income (loss)	0.01	0.00[2]	(0.04)	(0.03)	(0.05)
Net realized and unrealized gain (loss) on investments	0.17	(2.80)	0.53	1.15	0.95

Total from investment operations	0.18	(2.80)	0.49	1.12	0.90

Distributions to shareholders from:
Net investment income	—	—	—	—	—
Net realized capital gains	—	—	(0.46)	—	—
Tax return of capital	—	(0.01)	(0.03)	—	—

Total distributions	—	(0.01)	(0.49)	—	—

Net asset value, end of year	$4.71	$4.53	$7.34	$7.34	$6.22

Total return	3.97%	(38.16)%	6.84%	18.01%	16.92%

Net assets, end of year (in 000s)	$19,554	$22,903	$38,921	$35,002	$14,217

Ratio of operating expenses to average net assets	1.00%	0.95%	0.93%	0.89%	1.17%
Ratio of net investment income (expenses in excess of income) to average net assets	0.14%	0.06%	(0.47)%	(0.43)%	(0.83)%
Portfolio turnover rate	117%	129%	138%	114%	145%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

[2]	Amount rounds to less than $0.01 per share.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Large Cap 100 Portfolio
	For the Years Ended October 31,
	2009	2008	2007[1]	2006	2005

Net asset value, beginning of year	$8.60	$13.97	$12.92	$11.28	$10.09

Income from investment operations:
Net investment income	0.11	0.12	0.09	0.11	0.08
Net realized and unrealized gain (loss) on investments	1.15	(5.38)	1.49	1.84	1.29

Total from investment operations	1.26	(5.26)	1.58	1.95	1.37

Distributions to shareholders from:
Net investment income	(0.11)	(0.11)	(0.10)	(0.11)	(0.09)
Net realized capital gains	—	—	(0.43)	(0.20)	(0.09)

Total distributions	(0.11)	(0.11)	(0.53)	(0.31)	(0.18)

Net asset value, end of year	$9.75	$8.60	$13.97	$12.92	$11.28

Total return	14.80%	(37.89)%	12.31%	17.34%	13.58%

Net assets, end of year (in 000s)	$91,794	$87,534	$156,903	$104,271	$50,133

Ratio of operating expenses to average net assets	0.88%	0.86%	0.85%	0.85%	0.87%
Ratio of net investment income to average net assets	1.24%	0.95%	0.68%	0.98%	0.76%
Portfolio turnover rate	124%	111%	90%	90%	83%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Large Cap Growth Portfolio
	For the Years Ended October 31,
	2009[1]	2008[1]	2007[1]	2006	2005

Net asset value, beginning of year	$8.57	$14.17	$12.90	$11.17	$10.04

Income from investment operations:
Net investment income	0.04	0.04	0.03	0.08	0.00 [2]
Net realized and unrealized gain (loss) on investments	1.24	(5.61)	1.74	1.89	1.13

Total from investment operations	1.28	(5.57)	1.77	1.97	1.13

Distributions to shareholders from:
Net investment income	(0.05)	(0.03)	(0.03)	(0.08)	(0.00)[2]
Net realized capital gains	—	—	(0.47)	(0.16)	—

Total distributions	(0.05)	(0.03)	(0.50)	(0.24)	(0.00)

Net asset value, end of year	$9.80	$8.57	$14.17	$12.90	$11.17

Total return	14.99%	(39.36)%	13.81%	17.65%	11.29%

Net assets, end of year (in 000s)	$44,182	$41,314	$70,898	$36,805	$16,572

Ratio of operating expenses to average net assets	0.90%	0.88%	0.86%	0.87%	0.93%
Ratio of net investment income to average net assets	0.50%	0.29%	0.20%	0.61%	0.02%
Portfolio turnover rate	140%	148%	93%	111%	97%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

[2]	Amount rounds to less than $0.01 per share.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Long/Short Portfolio
				For the Period
				September 29, 2006[1,2]
	For the Years Ended October 31,			through
	2009[2]	2008[2]	2007[2]	October 31, 2006

Net asset value, beginning of year	$8.25	$9.55	$9.99	$10.00

Income from investment operations:
Net investment income (loss)	(0.04)	0.14	0.28	0.02
Net realized and unrealized loss on investments	(0.06)	(1.28)	(0.46)	(0.03)

Total from investment operations	(0.10)	(1.14)	(0.18)	(0.01)

Distributions to shareholders from:
Net investment income	—	(0.16)	(0.26)	—

Total distributions	—	(0.16)	(0.26)	—

Net asset value, end of year	$8.15	$8.25	$9.55	$9.99

Total return	(1.21)%	(12.15)%	(1.85)%	(0.10)%[3]

Net assets, end of year (in 000s)	$17,615	$34,904	$45,294	$19,844

Ratio of operating expenses before waiver/reimbursement to net assets	2.84%	2.28%	2.43%	2.51%[4]
Ratio of operating expenses after waiver/reimbursement to average net assets	2.49%	1.89%	1.85%	1.77%[4]
Ratio of operating expenses after waiver/reimbursement excluding dividends on securities sold short and stock ticket expense on securities sold short	1.23%	1.18%	1.25%[5]	1.25%[4,5]
Ratio of net investment income (expenses in excess of income) to average net assets	(0.44)%	1.54%	2.83%	3.05%[4]
Portfolio turnover rate	715%	656%	859%	344%

1 Commencement of operations.

[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
3 Total return calculation is not annualized.
4 Annualized.
5 Unaudited.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Total Market Portfolio
			For the Period
			December 21, 2006[1,2]
	For the Years Ended October 31,		through
	2009[2]	2008[2]	October 31, 2007

Net asset value, beginning of year	$6.54	$10.42	$10.00

Income from investment operations:
Net investment income	0.02	0.05	0.02
Net realized and unrealized gain (loss) on investments	0.49	(3.87)	0.42

Total from investment operations	0.51	(3.82)	0.44

Distributions to shareholders from:
Net investment income	(0.02)	(0.06)	(0.02)
Tax return of capital	(0.01)	—	—

Total distributions	(0.03)	(0.06)	(0.02)

Net asset value, end of year	$7.02	$6.54	$10.42

Total return	7.72%	(36.83)%	4.37%[3]

Net assets, end of year (in 000s)	$20,679	$27,331	$37,302

Ratio of operating expenses before waiver/reimbursement to net assets	2.32%	2.30%	2.39%[4]
Ratio of operating expenses after waiver/reimbursement to average net assets	1.96%	1.92%	1.73%[4]
Ratio of operating expenses after waiver/reimbursement excluding dividends on securities sold short and stock ticket expense on securities sold short	1.25%	1.20%	1.25%[4,5]
Ratio of net investment income to average net assets	0.25%	0.54%	0.20%[4]
Portfolio turnover rate	185%	201%	197%

1 Commencement of operations.

[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
3 Total return calculation is not annualized.
4 Annualized.
5 Unaudited.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2009

Face
Amount		Value

AGENCY DISCOUNT NOTES*,1 — 5.0%
	Federal Home Loan Bank — 3.6%
$5,000,000	0.00% due 11/18/09[2,3]	$4,998,040
10,000,000	0.00% due 2/10/10[2]	9,972,506
10,000,000	0.10% due 2/10/10	9,994,389

		24,964,935

	Federal National Mortgage Association — 1.4%
10,000,000	0.00% due 11/12/09[2,3]	9,993,339

		9,993,339

	TOTAL AGENCY DISCOUNT NOTES (Cost $34,958,274)	34,958,274

AGENCY NOTES* — 63.3%
	Federal Farm Credit Bank — 9.8%
5,000,000	0.90% due 12/16/09	5,000,000
25,000,000	0.36% due 12/21/09[3,4]	24,966,252
10,000,000	0.154% due 12/28/09[4]	9,996,806
5,000,000	0.80% due 1/5/10	5,001,702
9,500,000	0.339% due 2/12/10[4]	9,505,664
10,000,000	0.93% due 2/19/10[4]	10,000,000
2,580,000	2.75% due 5/4/10	2,609,100
750,000	4.45% due 8/27/10	773,501

		67,853,025

	Federal Home Loan Bank — 48.5%
5,000,000	3.50% due 11/3/09	5,000,817
5,850,000	4.25% due 11/20/09	5,858,745
10,000,000	0.80% due 11/24/09	10,000,000
5,000,000	0.58% due 12/9/09	5,000,000
10,000,000	5.00% due 12/11/09	10,043,546
5,000,000	3.00% due 12/15/09	5,005,848
5,000,000	0.75% due 12/23/09	5,000,000
8,730,000	3.75% due 1/8/10	8,780,273
9,000,000	0.00% due 1/13/10[4]	8,999,917
10,000,000	0.195% due 1/19/10[4]	9,995,665
5,000,000	0.55% due 1/27/10	5,000,000
5,000,000	0.96% due 1/28/10	5,000,229
15,000,000	0.61% due 2/3/10[4]	15,000,000
2,125,000	7.375% due 2/12/10	2,165,672
15,000,000	0.396% due 2/19/10[4]	15,009,259
7,500,000	1.05% due 2/23/10	7,498,548
10,000,000	1.00% due 2/26/10	10,000,000
20,000,000	0.83% due 3/2/10[4]	20,002,009
10,000,000	0.76% due 3/5/10[4]	10,000,341
5,000,000	1.05% due 3/5/10	5,005,276
10,000,000	0.83% due 3/11/10[4]	10,011,551
17,500,000	0.50% due 5/5/10[5]	17,500,335
5,000,000	0.65% due 5/11/10	5,007,469

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2009

Face
Amount		Value

AGENCY NOTES* — (Continued)
	Federal Home Loan Bank — (Continued)
$14,150,000	0.50% due 5/13/10[3,5]	$14,150,748
5,000,000	4.875% due 5/14/10	5,107,452
2,050,000	7.625% due 5/14/10	2,130,626
1,000,000	0.50% due 5/18/10[5]	1,000,133
5,750,000	0.50% due 5/20/10[5]	5,750,112
5,000,000	3.00% due 6/11/10[3]	5,069,633
3,365,000	5.25% due 6/11/10	3,462,189
3,735,000	4.25% due 6/11/10	3,825,708
10,000,000	2.75% due 6/18/10	10,151,692
5,000,000	0.625% due 7/6/10	5,000,000
5,000,000	1.00% due 7/6/10	5,020,864
6,500,000	0.044% due 7/6/10[4]	6,492,883
2,200,000	3.50% due 7/16/10	2,249,685
7,500,000	0.55% due 7/29/10	7,499,612
12,500,000	0.25% due 8/12/10[5]	12,499,857
6,050,000	0.60% due 8/20/10	6,049,500
5,040,000	3.375% due 9/10/10	5,165,725
10,000,000	0.50% due 10/5/10	9,998,723
7,500,000	0.35% due 10/13/10[5]	7,500,000
10,000,000	0.55% due 10/27/10[3]	10,000,000
8,020,000	0.50% due 11/3/10	8,019,599

		337,030,241

	Federal Home Loan Mortgage Corporation — 3.9%
7,500,000	2.68% due 11/16/09	7,506,760
5,000,000	4.125% due 11/30/09	5,011,580
10,000,000	0.56% due 1/8/10[4]	10,000,000
1,900,000	3.125% due 2/4/10	1,913,184
3,000,000	4.875% due 2/9/10	3,036,254

		27,467,778

	Federal National Mortgage Association — 1.1%
6,775,000	3.875% due 12/10/09	6,795,191
1,100,000	0.404% due 2/12/10[4]	1,100,229

		7,895,420

	TOTAL AGENCY NOTES (Cost $440,246,464)	440,246,464

US TREASURY NOTES* — 2.2%
	US Treasury Notes — 2.2%
5,000,000	2.125% due 4/30/10[3]	5,046,599
10,000,000	2.875% due 6/30/10[3]	10,168,600

		15,215,199

	TOTAL US TREASURY NOTES
	(Cost $15,215,199)	15,215,199

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2009

Face
Amount		Value

REPURCHASE AGREEMENTS* — 30.7%
$53,443,000	With Bank of America, dated 10/30/09, 0.05%, principal and interest in the amount of $53,443,223, due 11/2/09, (collateralized by a U.S. Treasury Bill with an aggregate par value of $54,650,000, coupon rate of 0.000%, due 8/26/10, market value of $54,512,916)	$53,443,000
130,000,000	With RBS Greenwich, Inc., dated 10/30/09, 0.05%, principal and interest in the amount of $130,000,542, due 11/2/09, (collateralized by a U.S. Treasury Note with an aggregate par value of $131,830,000, coupon rate of 0.875%, due 1/31/11, market value of $132,647,346)	130,000,000
30,000,000	With UBS AG, dated 10/30/09, 0.04%, principal and interest in the amount of $30,000,100, due 11/2/09, (collateralized by a U.S. Treasury Note with an aggregate par value of $30,909,100, coupon rate of 1.750%, due 1/31/14, market value of $30,675,798)	30,000,000

	TOTAL REPURCHASE AGREEMENTS (Cost $213,443,000)	213,443,000

INVESTMENT OF SECURITY LENDING COLLATERAL* — 11.7%
81,091,750	State Street Navigator Securities Lending Prime Portfolio	81,091,750

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $81,091,750)	81,091,750

TOTAL INVESTMENTS (Cost $784,954,687)[6]	112.9%	$784,954,687

LIABILITIES IN EXCESS OF OTHER ASSETS	(12.9)	(89,575,041)

NET ASSETS	100.0%	$695,379,646

*	Percentages indicated are based on net assets.
[1]	Rate represents annualized discount yield at date of purchase.
[2]	Zero Coupon Bond.
[3]	Securities or partial securities on loan. See Note 5.
[4]	Floating Rate Bond. Rate shown is as of October 31, 2009.
[5]	Step Coupon Bond.
[6]	Aggregate cost for federal tax purposes was $784,954,687.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2009

AGENCY DIVERSIFICATION

On October 31, 2009, agency diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

AGENCIES:
Federal Home Loan Bank	52.1%	$361,995,176
Federal Farm Credit Bank	9.8	67,853,025
Federal Home Loan Mortgage Corporation	3.9	27,467,778
Federal National Mortgage Association	2.5	17,888,759
US Treasury Notes	2.2	15,215,199

TOTAL	70.5%	$490,419,937
REPURCHASE AGREEMENTS	30.7	213,443,000
INVESTMENTS OF SECURITY LENDING COLLATERAL	11.7	81,091,750

TOTAL INVESTMENTS	112.9%	$784,954,687

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2009

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — 90.3%
	Daily Variable/Floating Rate Notes — 18.6%
$8,000,000	California State Department of Water Resources, Power Supply Revenue, Series B-2 (LOC: BNP Paribas),
	0.18% due 5/1/22	$8,000,000
1,760,000	Charlotte, Mecklenburg Hospital Authority, North Carolina Health Care System Revenue, Carolinas Healthcare, Series D (SPA: Bank of America),
	0.19% due 1/15/26	1,760,000
1,130,000	Colorado Educational & Cultural Facilities Authority Revenue, National Jewish Federal Building Program (LOC: Bank of America),
	0.25% due 2/1/35	1,130,000
5,300,000	Connecticut State Health & Educational Facilities Authority Revenue, Edgehill Project, Series C (LOC: KBC Bank NV),
	0.20% due 7/1/27	5,300,000
160,000	Cuyahoga County, Ohio, Hospital Revenue, University Hospitals of Cleveland (LOC: J.P. Morgan Chase),
	0.20% due 1/1/16	160,000
130,000	Delaware County, Pennsylvania, Industrial Development Authority, Airport Facilities Revenue, United Parcel Service Project, DATES,
	0.18% due 12/1/15	130,000
2,200,000	Farmington, New Mexico, Pollution Control Revenue, Arizona Public Service Co., Series A, (LOC: Barclays Bank PLC),
	0.21% due 5/1/24	2,200,000
1,000,000	Geisinger Authority, Pennsylvania, Health System Revenue, Series A (SPA: Bank of America),
	0.21% due 5/15/35	1,000,000
7,925,000	Geisinger Authority, Pennsylvania, Health System, Geisinger Health System, Series A (SPA: Bank of America),
	0.21% due 11/15/32	7,925,000
6,425,000	Gloucester County, New Jersey, Industrial Pollution Control Financing Project Authority, Revenue, Refunding, ExxonMobil Corp.,
	0.09% due 1/1/22	6,425,000
3,600,000	Irvine Ranch, California, Water District, Capital Improvement Project (LOC: Landesbank Baden-Wurttemberg),
	0.17% due 8/1/16	3,600,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2009

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)
$100,000	Irvine, California, Improvement Board Act of 1915, Assessment District 00-18, Series A, (LOC: Bank of New York),
	0.16% due 9/2/26	$100,000
6,305,000	Kansas State Department of Transportation, Highway Liquidity Provider Revenue, Series B-1, Pooled Money Investment Board,
	0.19% due 9/1/20	6,305,000
4,800,000	Los Angeles, California, Regional Airports Improvement Corp., Lease Revenue, Sublease — Los Angeles International Airport, LAX Two Corp., (LOC: Societe Generale),
	0.18% due 12/1/25	4,800,000
5,315,000	Maine State Housing Authority, Mortgage Revenue, Series H, (SPA: KBC Bank NV),
	0.25% due 11/15/40	5,315,000
9,400,000	Massachusetts State Health and Educational Facilities Authority Revenue,Tufts University Project, Series N-1, (SPA: J.P. Morgan Chase),
	0.20% due 8/15/40	9,400,000
1,000,000	Massachusetts State Development Finance Agency, Revenue, Boston University, Series U-6A (LOC: Bank of America),
	0.20% due 10/1/42	1,000,000
600,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series J-2,
	0.18% due 11/1/35	600,000
925,000	Massachusetts State Water Resource Authority, Revenue Bonds, Refunding, Subseries D, (LOC: Landesbank Baden-Wurttemberg),
	0.18% due 8/1/17	925,000
2,300,000	Massachusetts State, Central Artery, Series A, (SPA: Landesbank Baden-Wurttemberg),
	0.25% due 12/1/30	2,300,000
1,500,000	Michigan State University, Revenue Bond, Series A, (SPA: Wells Fargo Bank),
	0.20% due 8/15/32	1,500,000
1,400,000	Missouri State Health & Educational Facilities Authority, Educational Facilities Revenue, St. Louis University, Series A-1, (LOC: Wells Fargo Bank),
	0.18% due 10/1/35	1,400,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2009

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)
$2,150,000	Mobile County, Alabama, Industrial Development Authority, Pollution Control Revenue, ExxonMobil Project,
	0.23% due 7/15/32	$2,150,000
1,000,000	Montgomery, Alabama, Industrial Development Board, Pollution Control and Solid Waste Disposal Revenue, General Electric Project,
	0.16% due 5/1/21	1,000,000
500,000	Mount Vernon, Indiana, Pollution Control and Solid Waste Disposal Revenue, General Electric Project,
	0.16% due 12/1/14	500,000
2,250,000	New York City, New York, City Transitional Finance Authority Revenue, NYC Recovery, Series 3, Subseries 3-E (SPA: Landesbank Baden-Wurttemberg),
	0.20% due 11/1/22	2,250,000
1,500,000	New York City, New York, General Obligation Unlimited, Subseries A-10, (LOC: J.P. Morgan Chase),
	0.20% due 8/1/16	1,500,000
300,000	New York City, New York, General Obligation Unlimited, Subseries A-8, (LOC: J.P. Morgan Chase),
	0.15% due 8/1/18	300,000
265,000	New York City, New York, General Obligation Unlimited, Subseries B-2, (LOC: J.P. Morgan Chase),
	0.20% due 8/15/20	265,000
2,675,000	New York City, New York, General Obligation Unlimited, Subseries E-2, (LOC: J.P. Morgan Chase),
	0.20% due 8/1/20	2,675,000
1,000,000	New York City, New York, General Obligation Unlimited, Subseries L-4, (LOC: U.S. Bank),
	0.17% due 4/1/38	1,000,000
800,000	New York City, New York, General Obligation, Subseries B-2, (LOC: J.P. Morgan Chase),
	0.20% due 8/15/21	800,000
11,615,000	New York City, New York, Municipal Water Finance Authority, Water & Sewer System Revenue, Series F, Subseries F-2, (SPA: Bayerische Landesbank),
	0.20% due 6/15/35	11,615,000
400,000	New York State Environmental Facilities Corp., Solid Waste Disposal Revenue, General Electric Project,
	0.15% due 7/1/19	400,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2009

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)
$1,850,000	North Carolina Medical Care Commission, Hospital Revenue, Baptist Hospitals Project (SPA: Wachovia Bank),
	0.21% due 6/1/30	$1,850,000
2,700,000	Philadelphia, Pennsylvania, Hospitals & Higher Educational Facilities Authority Revenue, Childrens Hospital Project, Series B, (SPA: Wachovia Bank),
	0.18% due 7/1/31	2,700,000
300,000	Port Arthur, Texas, Navigation District Revenue, Refunding, Texaco Inc. Project,
	0.20% due 10/1/24	300,000
2,400,000	San Antonio, Texas, Education Facilities Corp. Revenue, Higher Education, Trinity University (SPA: Bank of America),
	0.25% due 6/1/33	2,400,000
4,364,000	Texas Water Development Board Revenue, Series A (SPA: J.P. Morgan Chase),
	0.26% due 7/15/19	4,364,000
665,000	University of Michigan, Revenue Bond, Series A,
	0.18% due 4/1/38	665,000
1,000,000	Valdez, Alaska, Marine Terminal Revenue, Exxon Pipeline Co. Project,
	0.15% due 10/1/25	1,000,000
4,700,000	Virginia College Building Authority, Virginia, Educational Facilities Revenue, 21st Century College, Series C, (SPA: Wachovia Bank),
	0.21% due 2/1/26	4,700,000
1,100,000	Washington State, Housing Finance Commission, Non Profit Housing Revenue, Franke Tobey Jones Project, (LOC: Wells Fargo Bank),
	0.32% due 9/1/33	1,100,000

	Total Daily Variable/Floating Rate Notes (Cost $114,809,000)	114,809,000

	Weekly Variable/Floating Rate Notes — 71.7%
2,625,000	Baltimore, Maryland, Industrial Development Authority, Baltimore Capital Acquisition, (LOC: Bayerische Landesbank),
	0.37% due 8/1/16	2,625,000
5,605,000	Bexar County, Texas, Housing Finance Corp., Multi-Family Housing Revenue, AAMHA LLC Project, (FNMA Insured),
	0.24% due 12/15/25	5,605,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2009

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)
$2,400,000	Buncombe County, North Carolina, General Obligation Unlimited, Series B, (SPA: Wachovia Bank),
	0.42% due 12/1/24	$2,400,000
7,750,000	California Housing Finance Agency Revenue, Multi-Family Housing III, Series D, (SPA: FNMA),
	0.20% due 2/1/35	7,750,000
2,450,000	California Housing Finance Agency Revenue, Multi-Family Housing, Series B (SPA: FNMA),
	0.48% due 2/1/35	2,450,000
2,110,000	California Housing Finance Agency, Revenue Bonds, Multi-Family Housing III, Series D, (SPA: FNMA),
	0.18% due 8/1/22	2,110,000
2,000,000	California State Department of Water Resources, Power Supply Revenue, Series C-12, (LOC: Landesbank Hessen-Thuerigen),
	0.19% due 5/1/22	2,000,000
1,060,000	Cary, North Carolina, General Obligation Unlimited, Public Improvement, ( SPA: Bank Of New York),
	0.20% due 6/1/27	1,060,000
6,225,000	Charlotte, North Carolina, Certificate Participation, Central Yard Project, Series A, (SPA: Bank of America),
	0.26% due 3/1/25	6,225,000
3,955,000	Charlotte, North Carolina, Water & Sewer System Revenue, Refunding, Series C, (SPA: Bank of America),
	0.26% due 6/1/25	3,955,000
700,000	Chicago, Illinois, O’Hare International Airport Revenue, General Airport, 2nd Lien B, (LOC: Societe Generale),
	0.18% due 1/1/15	700,000
900,000	Colorado Educational & Cultural Facility Authority Revenue, Boulder Country Day School, (LOC: Wells Fargo Bank),
	0.22% due 9/1/24	900,000
700,000	Colorado Educational & Cultural Facility Authority Revenue, Regis Jesuit High School Project, (LOC: Wells Fargo Bank),
	0.22% due 12/1/33	700,000
5,210,000	Colorado Educational and Cultural Facilities Authority Revenue, Nature Conservancy Project A,
	0.25% due 7/1/27	5,210,000
6,745,000	Colorado Health Facilities Authority Revenue, Exempla, Inc., Series B, (LOC: U.S. Bank),
	0.20% due 1/1/33	6,745,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2009

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)
$9,130,000	Colorado Housing and Finance Authority, Revenue Bonds, Class I, (SPA: FHLB),
	0.26% due 4/1/20	$9,130,000
8,110,000	Colorado Housing and Finance Authority, Revenue Bonds, Class I, Series A2, (SPA: Landesbank Hessen-Thuerigen),
	0.26% due 5/1/31	8,110,000
21,135,000	Colorado Springs, Colorado, Utilities Revenue, Sub Lien, Series A, (SPA: State Street Bank & Trust Co.),
	0.20% due 11/1/35	21,135,000
1,305,000	Colton, California, Redevelopment Agency, Multi-Family Housing Revenue, Series A, (LOC: Coast Federal Bank & FHLB),
	0.23% due 5/1/10	1,305,000
800,000	Concord, California, Multi-Family Mortgage Revenue, Arcadian, (FNMA Insured),
	0.25% due 7/15/18	800,000
4,555,000	Connecticut State General Obligations, Series B (SPA: Bayerische Landesbank),
	0.18% due 5/15/14	4,555,000
12,100,000	Connecticut State Health & Educational Facilities Authority Revenue, Yale University, Series T-2,
	0.18% due 7/1/29	12,100,000
3,490,000	Durham, North Carolina, Water & Sewer Utility System Revenue, (SPA: Wachovia Bank),
	0.26% due 12/1/15	3,490,000
750,000	Englewood, Colorado, Multi-Family Housing Revenue, Refunding, Marks East Apartments, (FHLMC Insured),
	0.19% due 12/1/34	750,000
5,500,000	Englewood, Colorado, Multi-Family Housing Revenue, Refunding, Marks West Apartments, (FHLMC Insured),
	0.19% due 12/1/26	5,500,000
1,515,000	Franklin County Ohio, Hospital Revenue, US Health Corp. Project, Series B, (LOC: U.S. Bank),
	0.18% due 12/1/20	1,515,000
1,290,000	Franklin County, Ohio, Hospital Revenue, US Health Corp. Project, Series C, (LOC: U.S. Bank),
	0.18% due 12/1/11	1,290,000
10,000,000	Guilford County, North Carolina, General Obligations Unlimited, Series B, (SPA: Branch Banking & Trust),
	0.25% due 4/1/27	10,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2009

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)
$1,813,000	Gwinnett County, Georgia, Development Authority Revenue, Civic & Cultural Center Project, (SPA: Landesbank Hessen-Thuerigen),
	0.21% due 9/1/31	$1,813,000
1,300,000	Gwinnett County, Georgia, Water and Sewer Authority Revenue, Series A, (SPA: Landesbank Hessen-Thuerigen),
	0.21% due 8/1/25	1,300,000
4,000,000	Illinois Finance Authority Revenue, Alexian Brothers Health, (LOC: Bank One),
	0.19% due 4/1/35	4,000,000
9,800,000	JEA, Florida, Electric System Revenue, Series 3-A, (SPA: Barclays Bank PLC),
	0.15% due 10/1/36	9,800,000
656,000	Kern Water Bank Authority California Revenue, Series A, (LOC: Wells Fargo Bank),
	0.26% due 7/1/28	656,000
6,160,000	Los Angeles, California, Community Redevelopment Agency, Multi-Family Housing Revenue, MET Apartments, (FNMA Insured),
	0.19% due 12/15/24	6,160,000
114,936	Los Angeles, California, Multi-Family Housing Revenue, Series K, (LOC: FHLB),
	0.22% due 7/1/10	114,936
10,000,000	Maryland State Community Development Administration, Housing & Community Development, Series J, (SPA: KBC Bank NV),
	0.25% due 9/1/31	10,000,000
4,985,000	Maryland State Health & Higher Educational Facilities Authority Revenue, John Hopkins University, Series B,
	0.27% due 7/1/27	4,985,000
1,795,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series I,
	0.15% due 11/1/28	1,795,000
7,200,000	Massachusetts State Health & Educational Facilities Authority Revenue, Boston University Project, Series H, (LOC: State Street Bank & Trust Co.),
	0.17% due 12/1/29	7,200,000
7,500,000	Massachusetts State Water Resource Authority, General Obligations, Series B, (LOC: Landesbank Hessen-Thuerigen),
	0.24% due 8/1/28	7,500,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2009

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)
$9,445,000	Mecklenburg County, North Carolina, Certificate Participation, (SPA: Branch Banking & Trust),
	0.24% due 2/1/26	$9,445,000
	Mecklenburg County, North Carolina, General Obligations Unlimited, Public Improvement, Series C, (SPA: Bank of America):
1,100,000	0.22% due 2/1/11	1,100,000
1,000,000	0.22% due 2/1/17	1,000,000
1,100,000	0.22% due 2/1/19	1,100,000
1,100,000	0.22% due 2/1/20	1,100,000
2,000,000	Metropolitan Government, Nashville & Davidson County, Tennessee, Health & Educational Facilities Authority Revenue, Vanderbilt University, Series A-2,
	0.18% due 10/1/44	2,000,000
6,535,000	Michigan State, University Revenue, Series A, (SPA: Landesbank Hessen-Thuerigen),
	0.20% due 2/15/33	6,535,000
2,000,000	Michigan Strategic Fund Limited Obligation Revenue, Consumers Energy Co., (LOC: Wells Fargo Bank),
	0.20% due 4/15/18	2,000,000
2,840,000	Minneapolis, Minnesota, Multi-Family Housing Revenue, St. Hedwings Assisted Project, (LOC: Wells Fargo Bank),
	0.17% due 12/1/27	2,840,000
950,000	Minneapolis, Minnesota, Revenue Bonds, University Gateway Project, Series B, (SPA: Wells Fargo Bank),
	0.17% due 12/1/27	950,000
1,825,000	Minneapolis, Minnesota, Revenue, Guthrie Theater Project, Series A, (LOC: Wells Fargo Bank),
	0.17% due 10/1/23	1,825,000
6,430,000	Minnesota State Higher Education Facilities Authority Revenue, Carleton College, Series 5G, (SPA: Wells Fargo Bank),
	0.17% due 11/1/29	6,430,000
10,000,000	Missouri State, Missouri, Health & Higher Educational Facilities Authority Revenue, BJC Health System, Series B, (SPA: U.S. Bank),
	0.20% due 5/15/38	10,000,000
805,000	Modesto, California, Multi-Family Housing Revenue, Shadowbrook Apartments, Series A (FNMA Insured),
	0.24% due 5/15/31	805,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2009

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)
$11,020,000	New Hampshire Health & Education Facilities Authority Revenue, Dartmouth College, (SPA: J.P. Morgan Chase),
	0.20% due 6/1/32	$11,020,000
2,900,000	New Jersey State Educational Facilities Authority Revenue, Refunding, Institution For Advanced Study, Series B, (SPA: Wachovia Bank),
	0.20% due 7/1/31	2,900,000
6,200,000	New York City, New York, City Housing Development Corp., Multi-Family Rental Housing Revenue, 90 Washington Street, Series A, (FNMA Insured),
	0.17% due 2/15/35	6,200,000
5,100,000	New York City, New York, City Housing Development Corp., Multi-Family Rental Housing Revenue, Carnegie Park, Series A, (FNMA Insured),
	0.22% due 11/15/19	5,100,000
7,600,000	New York City, New York, City Transitional Finance Authority Revenue, Future Tax, Series A-1, (SPA: Westdeutsche Landesbank),
	0.20% due 11/15/28	7,600,000
6,300,000	New York State Housing Finance Agency Revenue, North End, Series A, (FNMA Insured),
	0.20% due 11/15/36	6,300,000
2,455,000	North Carolina Capital Facilities Finance Agency, Wake Forest University Project, Series A,
	0.21% due 1/1/20	2,455,000
3,400,000	North Carolina Educational Facilities Finance Agency Revenue, Duke University Project, Series A,
	0.20% due 6/1/27	3,400,000
4,380,000	North Carolina Educational Facilities Finance Agency Revenue, Duke University Project, Series B,
	0.20% due 12/1/21	4,380,000
2,100,000	North Carolina Medical Care Commission, Health Systems Revenue, Catholic Health East, (LOC: JP Morgan Chase),
	0.19% due 11/15/28	2,100,000
1,000,000	North Carolina State, General Obligation Unlimited, Series C, (SPA: Bayerische Landesbank),
	0.21% due 6/1/19	1,000,000
6,090,000	Ohio State University, General Receipts, Series B,
	0.17% due 12/1/29	6,090,000
4,985,000	Ohio State, General Obligation Unlimited, Series C,
	0.20% due 6/15/26	4,985,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2009

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)
$8,600,000	Pennsylvania State Turnpike Commission Revenue, Multi-Modal, Series C, (LOC: Bank Of America),
	0.18% due 6/1/38	$8,600,000
10,100,000	Pennsylvania State University, Revenue Bonds, Series A, (University Insured), (SPA: Westdeutsche Landesbank),
	0.26% due 3/1/32	10,100,000
9,950,000	Purdue University, Indiana, University Revenues, Student Facilities System, Series A,
	0.17% due 7/1/33	9,950,000
500,000	Purdue University, Indiana, University Revenues, Student Facilities System, Series C,
	0.18% due 7/1/32	500,000
619,000	Roseville, Minnesota, Commercial Development Revenue, Berger Transfers & Storage, Series F, (LOC: Wells Fargo Bank),
	0.17% due 12/1/15	619,000
9,955,000	South Carolina Transportation Infrastructure Bank Revenue, Refunding, (LOC: Branch Banking & Trust),
	0.22% due 10/1/31	9,955,000
11,295,000	South Dakota Housing Development Authority Revenue, Home Ownership Meeting, Series C-2 (SPA: Landesbank Hessen-Thuerigen),
	0.20% due 5/1/32	11,295,000
6,675,000	South Dakota Housing Development Authority, Revenue Bonds, Homeownership, Series D, (SPA: Landesbank Hessen-Thuerigen),
	0.20% due 11/1/31	6,675,000
10,445,000	Union County, North Carolina, General Obligation Unlimited, Series A, (SPA: Branch Banking & Trust),
	0.20% due 3/1/29	10,445,000
4,895,000	University of Michigan, Revenue Bonds,
	0.20% due 4/1/32	4,895,000
4,100,000	University of North Carolina, Revenue Bonds, Series B,
	0.20% due 12/1/25	4,100,000
	University of Texas, University Revenue, Financing System, Series B:
7,940,000	0.16% due 8/1/16	7,940,000
3,500,000	0.16% due 8/1/33	3,500,000
6,500,000	0.16% due 8/1/39	6,500,000
3,200,000	University of Texas, University Revenue, Refunding, Financing System, Series A,
	0.20% due 8/15/13	3,200,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2009

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)
$12,600,000	Washington State, Housing Finance Commission, Single Family Program, (SPA: State Street Bank & Trust Co.),
	0.20% due 6/1/48	$12,600,000
6,955,000	Westminster, Colorado, Multi-Family Housing Revenue, Refunding, Warwick Station Apartments, (FHLMC Insured),
	0.19% due 12/1/23	6,955,000
1,220,000	Wisconsin State Health & Educational Facilities Authority Revenue, Goodwill Industries of North Central Wisconsin, (LOC: Wells Fargo Bank),
	0.22% due 11/1/25	1,220,000
1,900,000	Wisconsin State Health and Educational Facilities Authority Revenue, University Of Wisconsin Medical Foundation, (LOC: J.P. Morgan Chase),
	0.20% due 5/1/30	1,900,000
5,945,000	Wyoming Community Development Authority, Wyoming, Revenue Bonds, Single Family Mortgage, Series A, (LOC: Westdeutsche Landesbank),
	0.24% due 12/1/35	5,945,000
13,000,000	Wyoming Community Development Authority, Wyoming, Revenue Bonds, Single Family Mortgage, Series A, (SPA: Westdeutsche Landesbank),
	0.24% due 12/1/32	13,000,000
5,500,000	Wyoming Community Development Authority, Wyoming, Revenue Bonds, Single Family Mortgage, Series B,
	0.20% due 12/1/33	5,500,000

	Total Weekly Variable/Floating Rate Notes (Cost $441,492,936)	441,492,936

	TOTAL VARIABLE/FLOATING RATE NOTES (Cost $556,301,936)	556,301,936

FIXED RATE NOTES* — 9.5%
1,750,000	California Health Facilities Finance Authority Revenue, Cedars Sinai Medical Center, Series A, Prerefunded, 12/1/09 @101,
	6.125% due 12/1/30	1,775,789
2,000,000	Columbus, Ohio, City School District, Bond Anticipation Notes, School Facilities Construction, General Obligation Unlimited, Series B,
	1.50% due 12/16/09	2,001,951

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2009

Face
Amount		Value

FIXED RATE NOTES* — (Continued)
$1,000,000	Cook County, Illinois, Consolidated High School District No. 230, Palos & Orland Township, General Obligation Unlimited, Prerefunded, 12/1/09 @ 100 (LOC: AMBAC),
	4.60% due 12/1/12	$1,003,432
1,000,000	Cook Kane Lake & MC Henry Counties, Illinois, Community College District 512, William Rainey Harper, General Obligation Unlimited, Series A,
	2.00% due 12/1/09	1,001,304
8,000,000	Georgia State, General Obligation Unlimited, Series D, Prerefunded, 11/1/09 @ 102,
	5.75% due 11/1/17	8,160,000
1,000,000	Georgia State, General Obligation Unlimited, Series D, Prerefunded, 11/1/09 @ 102,
	5.80% due 11/1/12	1,020,000
1,735,000	Highland County, Ohio Joint Township Hospital District, Hospital Facilities Revenue, Prerefunded, 12/1/09 @ 102,
	6.75% due 12/1/29	1,778,588
1,000,000	Illinois Health Facilities Authority Revenue, Blessing Hospital Project, Series A, Prerefunded, 11/15/09 @ 100 (FSA Insured),
	6.00% due 11/15/19	1,002,130
1,000,000	King County, Washington, General Obligation Unlimited, Refunding,
	5.25% due 12/1/09	1,003,535
5,000,000	Massachusetts State, Revenue Anticipation Notes, Series A,
	2.50% due 4/29/10	5,053,823
5,000,000	New Jersey State, Tax & Revenue Anticipation Notes,
	2.50% due 6/24/10	5,063,509
1,305,000	New York City, New York, City Transitional Finance Authority Revenue, Future Tax Secured Bond, Series A-1,
	5.00% due 11/1/09	1,305,000
1,060,000	Ohio State University, General Receipts, Refunding, Series A, Prerefunded, 12/1/09 @ 101,
	6.00% due 12/1/17	1,075,376
2,000,000	Ohio State Water Development Authority Revenue, Road Loan Advance Notes, Series A,
	5.00% due 12/1/09	2,007,668
5,000,000	Oregon State, Tax Anticipation Notes, General Obligation Unlimited,
	2.50% due 6/30/10	5,066,617
3,350,000	Private Colleges and Universities Authority Revenue, Emory University Project, Series A, Prerefunded, 11/1/09 @ 101,
	5.50% due 11/1/31	3,383,500

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2009

Face
Amount		Value

FIXED RATE NOTES* — (Continued)
$1,000,000	San Antonio, Texas, Water Revenue, Prerefunded, 11/15/09 @ 100,
	5.875% due 5/15/18	$1,002,082
5,000,000	Texas State, Tax & Revenue Anticipation Notes,
	2.50% due 8/31/10	5,085,531
3,250,000	Tulsa County, Oklahoma, Public Facilities Authority Capital Improvement Revenue, Prerefunded, 11/1/09 @ 102 (SPA: AMBAC),
	6.25% due 11/1/22	3,315,000
3,715,000	Washington State, General Obligation Unlimited, Series B, Prerefunded, 1/1/10 @ 100,
	6.00% due 1/1/12	3,749,816
1,250,000	Wisconsin State Health & Educational Facilities Authority Revenue, Health Care Development Inc. Project, Prerefunded, 11/15/09 @ 101,
	6.25% due 11/15/20	1,265,259
2,690,000	Wissahickon School District, Pennsylvania, General Obligation Unlimited,
	2.00% due 11/15/09	2,691,038

	TOTAL FIXED RATE NOTES (Cost $58,810,948)	58,810,948

TOTAL INVESTMENTS (Cost $615,112,884)[2]	99.8%	$615,112,884
OTHER ASSETS IN EXCESS OF LIABILITIES	0.2	1,005,687

NET ASSETS	100.0%	$616,118,571

*	Percentages indicated are based on net assets.
[1]	Demand Security; payable upon demand by the Fund with usually no more than thirty (30) calendar day’s notice. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.
[2]	Aggregate cost for federal tax purposes was $615,112,884.
Abbreviations:
AMBAC — American Municipal Bond Assurance Corporation
DATES — Daily Adjustable Tax-Exempt Securities
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
FSA — Financial Security Assurance
LOC — Letter of Credit
SPA — Stand-By Purchase Agreement

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2009

COUPON TYPE

On October 31, 2009, coupon type of the Portfolio was as follows (Unaudited):
	% of
	Net Assets	Value

COUPON TYPE:
Variable/Floating Rate Notes	90.3%	$556,301,936
Fixed Rate Notes	9.5	58,810,948

TOTAL INVESTMENTS	99.8%	$615,112,884

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2009

Face
Amount		Value

AGENCY NOTES* — 2.1%
	Federal Home Loan Bank — 2.1%
$7,000,000	3.375% due 2/27/13	$7,357,147

		7,357,147

	TOTAL AGENCY NOTES (Cost $6,889,508)	7,357,147

MORTGAGE-BACKED SECURITIES*,1 — 32.4%
	Federal Home Loan Mortgage Corporation — 8.6%
3,593	# G00807, 9.50% due 3/1/21	3,630
2,831,321	# G12342, 5.50% due 8/1/21	3,024,174
800,679	# J03604, 5.50% due 10/1/21	853,966
465,070	# J03649, 5.50% due 10/1/21	496,022
1,199,644	# G12442, 6.00% due 11/1/21	1,286,980
1,947,931	# J03536, 5.50% due 11/1/21	2,077,569
880,670	# G18163, 5.50% due 1/1/22	939,280
3,571,916	# G13396, 5.50% due 12/1/23	3,806,843
121,739	# D78677, 8.00% due 3/1/27	138,716
49,222	# D84894, 8.00% due 12/1/27	56,105
1,011,050	# C00742, 6.50% due 4/1/29	1,096,848
612,763	# A57845, 7.00% due 2/1/37	662,419
3,296,545	# A68937, 6.00% due 11/1/37	3,510,998
1,539,629	# A68332, 5.50% due 11/1/37	1,622,890
2,914,798	# A70446, 5.00% due 12/1/37	3,025,406
7,500,000	# G05248, 5.00% due 3/1/39	7,783,432

		30,385,278

	Federal National Mortgage Association — 12.6%
2,549	# 313815, 6.50% due 1/1/11	2,616
52,885	# 535729, 6.50% due 2/1/16	57,256
48,143	# 535962, 6.50% due 5/1/16	52,208
27,915	# 595134, 6.50% due 7/1/16	30,272
186,636	# 596498, 6.00% due 7/1/16	201,623
28,393	# 608777, 6.50% due 10/1/16	30,790
419,571	# 625990, 5.50% due 12/1/16	450,903
53,353	# 643340, 6.50% due 3/1/17	57,858
100,119	# 555016, 6.50% due 10/1/17	108,573
891,901	# 686230, 5.50% due 2/1/18	959,342
993,743	# 254685, 5.00% due 4/1/18	1,059,944
908,941	# 740449, 5.50% due 9/1/18	977,669
851,547	# 768557, 5.50% due 2/1/19	915,936
294,190	# 255159, 5.50% due 3/1/19	316,435
9,667	# 313796, 9.50% due 2/1/21	10,634
6,944	# 125275, 7.00% due 3/1/24	7,684
37,706	# 313795, 9.50% due 1/1/25	43,326

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2009

Face
Amount		Value

MORTGAGE-BACKED SECURITIES*,1 — (Continued)
	Federal National Mortgage Association — (Continued)
$133,431	# 373328, 8.00% due 3/1/27	$152,210
145,307	# 390895, 8.00% due 6/1/27	165,757
51,142	# 395715, 8.00% due 8/1/27	58,339
220,240	# 397602, 8.00% due 8/1/27	251,235
31,036	# 405845, 8.00% due 11/1/27	35,404
7,915	# 499335, 6.50% due 8/1/29	8,594
28,387	# 252806, 7.50% due 10/1/29	32,139
1,893	# 523497, 7.50% due 11/1/29	2,143
10,935	# 588945, 7.00% due 6/1/31	12,105
347,374	# 607862, 7.00% due 9/1/31	384,525
75,218	# 624571, 7.00% due 3/1/32	82,934
49,085	# 656872, 6.50% due 8/1/32	53,189
111,744	# 687575, 7.00% due 2/1/33	122,959
2,764,246	# 789856, 6.00% due 8/1/34	2,957,892
678,606	# 820811, 6.00% due 4/1/35	724,025
1,654,030	# 829202, 5.00% due 7/1/35	1,719,121
1,504,489	# 826586, 5.00% due 8/1/35	1,563,696
891,416	# 867021, 7.00% due 3/1/36	975,443
565,428	# 256216, 7.00% due 4/1/36	618,727
3,012,225	# 898412, 5.00% due 10/1/36	3,127,943
1,176,974	# 910894, 5.00% due 2/1/37	1,222,004
1,343,362	# 912456, 6.50% due 3/1/37	1,444,975
2,450,867	# 939512, 5.00% due 6/1/37	2,544,636
3,280,017	# 959877, 5.00% due 11/1/37	3,405,510
7,570,643	#973241, 5.00% due 3/1/38	7,859,868
5,353,438	# 975593, 5.00% due 6/1/38	5,557,958
3,773,500	# 257573, 5.50% due 2/1/39	3,977,566

		44,343,966

	Government National Mortgage Association — 11.2%
38,632	# 460389, 7.00% due 5/15/28	42,698
26,291	# 464049, 7.00% due 7/15/28	29,058
47,550	# 476259, 7.00% due 8/15/28	52,554
25,951	# 496632, 7.00% due 12/15/28	28,681
63,342	# 539971, 7.00% due 1/15/31	70,081
33,976	# 485264, 7.50% due 2/15/31	38,632
21,850	# 556417, 7.00% due 6/15/31	24,175
51,951	# 559304, 7.00% due 9/15/31	57,478
99,660	# 570289, 7.00% due 1/15/32	109,674
247,461	# 574687, 6.00% due 4/15/34	264,751
1,735,032	# 652486, 5.50% due 4/15/36	1,836,937
3,442,208	# 651859, 5.00% due 6/15/36	3,587,500
2,362,281	# 782150, 5.50% due 4/15/37	2,499,533

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2009

Face
Amount		Value

MORTGAGE-BACKED SECURITIES*,1 — (Continued)
	Government National Mortgage Association — (Continued)
$2,746,583	# 608508, 6.00% due 8/15/37	$2,921,751
549,996	# 662521, 6.00% due 8/15/37	585,073
2,130,071	# 677545, 6.00% due 11/15/37	2,265,921
2,645,484	# 676291, 6.00% due 12/15/37	2,814,205
785,470	# 678831, 5.00% due 1/15/38	817,888
3,267,439	# 685836, 5.50% due 4/15/38	3,453,732
7,500,000	# 698235, 5.00% due 6/15/39	7,809,537
9,977,673	# 716655, 5.00% due 8/15/39	10,389,467

		39,699,326

	TOTAL MORTGAGE-BACKED SECURITIES (Cost $109,871,128)	114,428,570

GOVERNMENT GUARANTEED CORPORATE NOTES*,2 — 9.3%
5,000,000	Bank of America Corp.,
	2.10% due 4/30/12[3]	5,082,875
5,000,000	Morgan Stanley,
	3.25% due 12/1/11[3]	5,216,755
5,000,000	Morgan Stanley,
	2.25% due 3/13/12	5,103,650
17,000,000	PNC Funding Corp.,
	2.30% due 6/22/12[3]	17,377,128

		32,780,408

	TOTAL GOVERNMENT GUARANTEED CORPORATE NOTES (Cost $32,125,571)	32,780,408

CORPORATE NOTES* — 42.5%
4,000,000	Bear Stearns Cos. LLC,
	6.40% due 10/2/17	4,372,048
5,000,000	Chevron Corp.,
	3.95% due 3/3/14	5,266,235
7,000,000	General Electric Capital Corp.,
	5.875% due 2/15/12	7,547,547
6,000,000	General Electric Capital Corp.,
	5.625% due 5/1/18[3]	6,175,200
8,250,000	Goldman Sachs Group, Inc.,
	5.125% due 1/15/15[3]	8,692,489
7,000,000	Goldman Sachs Group, Inc.,
	5.95% due 1/18/18	7,375,683
9,000,000	Hewlett-Packard Co.,
	6.125% due 3/1/14[3]	10,124,613
4,650,000	Honeywell International, Inc.,
	5.00% due 2/15/19[3]	4,900,268

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2009

Face
Amount		Value

CORPORATE NOTES* — (Continued)
$10,000,000	IBM Corp.,
	8.375% due 11/1/19[3]	$13,090,850
10,000,000	Johnson & Johnson,
	5.55% due 8/15/17	11,068,570
10,200,000	JPMorgan Chase & Co.,
	5.15% due 10/1/15[3]	10,770,700
12,372,000	Oracle Corp.,
	5.75% due 4/15/18	13,594,353
11,850,000	PepsiCo, Inc.,
	7.90% due 11/1/18	14,892,452
4,000,000	Shell International Finance BV,
	4.00% due 3/21/14	4,203,408
8,000,000	Shell International Finance BV,
	4.30% due 9/22/19	8,030,400
7,000,000	United Technologies Corp.,
	4.875% due 5/1/15[3]	7,634,018
2,285,000	United Technologies Corp.,
	6.125% due 2/1/19[3]	2,578,252
9,000,000	Wal-Mart Stores, Inc.,
	5.80% due 2/15/18[3]	10,070,712

	TOTAL CORPORATE NOTES (Cost $142,395,066)	150,387,798

US TREASURY NOTES/BONDS* — 12.3%
6,000,000	U.S. Treasury Bond,
	7.875% due 2/15/21[3]	8,324,064
7,100,000	U.S. Treasury Bond,
	6.125% due 8/15/29	8,937,125
1,800,000	U.S. Treasury Bond,
	5.00% due 5/15/37[3]	2,026,969
9,399,840	U.S. Treasury Inflation Indexed Bonds (TIPS),
	1.875% due 7/15/13	9,840,458
4,398,527	U.S. Treasury Inflation Indexed Bonds (TIPS),
	1.625% due 1/15/18[3]	4,505,741
2,300,000	U.S. Treasury Note,
	2.75% due 2/28/13[3]	2,386,429
7,000,000	U.S. Treasury Notes,
	4.00% due 2/15/14	7,572,579

	TOTAL US TREASURY NOTES/BONDS (Cost $41,573,649)	43,593,365

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2009

Face
Amount		Value

REPURCHASE AGREEMENTS* — 1.2%
$4,300,000	With Bank of America Corp., dated 10/30/09, 0.05%, principal and interest in the amount of $4,300,018 due 11/2/09, (collateralized by a U.S. Treasury Bill with an aggregate par value of $4,400,000, coupon rate of 0.000%, due 08/26/10, market value of $4,388,956)	$4,300,000
36,622	With State Street Bank and Trust Co., dated 10/30/09, 0.01%, principal and interest in the amount of $36,622, due 11/2/09, (collateralized by a FNR security with a par value of $39,508, coupon rate of 4.000%, due 12/25/24, market value of $40,286)	36,622

	TOTAL REPURCHASE AGREEMENTS (Cost $4,336,622)	4,336,622

INVESTMENT OF SECURITY LENDING COLLATERAL* — 13.4%
47,215,465	State Street Navigator Securities Lending Prime Portfolio	47,215,465

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $47,215,465)	47,215,465

TOTAL INVESTMENTS (Cost $384,407,009)[4]	113.2%	$400,099,375
LIABILITIES IN EXCESS OF OTHER ASSETS	(13.2)	(46,586,580)

NET ASSETS	100.0%	$353,512,795

*	Percentages indicated are based on net assets.
[1]	Represents current face amount at October 31, 2009.
[2]	Government Guaranteed Corporate Notes are issued through The FDIC sponsored, Temporary Liquidity Government Guarantee Program.
[3]	Securities or partial securities on loan. See Note 5.
[4]	Aggregate cost for federal tax purposes was $384,407,009.
Abbreviations:
FNR — Federal National Mortgage Association REMIC
TIPS — Treasury Inflation Protected Security

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2009

SECTOR DIVERSIFICATION

On October 31, 2009, sector diversification of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

SECTOR:
Corporate	42.5%	$150,387,798
Federal National Mortgage Association	12.6	44,343,966
US Treasury Bills	12.3	43,593,365
Government National Mortgage Association	11.2	39,699,326
Government Guaranteed Corporate	9.3	32,780,408
Federal Home Loan Mortgage Corporation	8.6	30,385,278
Federal Home Loan Bank	2.1	7,357,147

TOTAL	98.6%	$348,547,288
REPURCHASE AGREEMENTS	1.2	4,336,622
INVESTMENTS OF SECURITY LENDING COLLATERAL	13.4	47,215,465

TOTAL INVESTMENTS	113.2%	$400,099,375

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2009

Shares		Value

COMMON STOCKS* — 99.7%
	Aerospace & Defense — 4.2%
73,700	Honeywell International, Inc.	$2,645,093
30,155	Precision Castparts Corp.	2,880,707

		5,525,800

	Beverages — 1.1%
23,900	PepsiCo, Inc.	1,447,145

	Biotechnology — 1.4%
45,100	Gilead Sciences, Inc.[1]	1,919,005

	Capital Markets — 6.2%
24,300	Franklin Resources, Inc.	2,542,509
18,475	Goldman Sachs Group, Inc.	3,143,891
50,600	Northern Trust Corp.	2,542,650

		8,229,050

	Communications Equipment — 3.0%
174,000	Cisco Systems, Inc.[1]	3,975,900

	Computers & Peripherals — 5.0%
15,100	Apple, Inc.[1]	2,846,350
78,510	Hewlett-Packard Co.	3,726,085

		6,572,435

	Consumer Finance — 2.0%
77,870	American Express Co.	2,712,991

	Diversified Consumer Services — 1.6%
23,575	ITT Educational Services, Inc.[1]	2,130,001

	Diversified Financial Services — 3.8%
15,450	IntercontinentalExchange, Inc.[1]	1,547,936
85,000	JPMorgan Chase & Co.	3,550,450

		5,098,386

	Electrical Equipment — 3.2%
52,335	Cooper Industries PLC	2,024,841
60,500	Emerson Electric Co.	2,283,875

		4,308,716

	Electronic Equipment, Instruments & Components — 3.8%
75,240	Amphenol Corp. - Class A	3,018,629
74,675	Flir Systems, Inc.[1]	2,076,712

		5,095,341

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2009

Shares		Value

COMMON STOCKS* — (Continued)
	Energy Equipment & Services — 4.3%
74,120	Baker Hughes, Inc.	$3,118,228
163,950	Patterson-UTI Energy, Inc.	2,554,341

		5,672,569

	Food & Staples Retailing — 1.0%
50,700	SYSCO Corp.	1,341,015

	Food Products — 6.2%
66,530	Campbell Soup Co.	2,112,327
77,900	HJ Heinz Co.	3,134,696
58,700	Kellogg Co.	3,025,398

		8,272,421

	Health Care Equipment & Supplies — 3.7%
39,200	Baxter International, Inc.	2,119,152
69,100	Varian Medical Systems, Inc.[1]	2,831,718

		4,950,870

	Health Care Providers & Services — 3.1%
21,340	Express Scripts, Inc.[1]	1,705,493
34,300	Laboratory Corp. of America Holdings[1,2]	2,362,927

		4,068,420

	Household Products — 3.6%
23,400	Colgate-Palmolive Co.	1,839,942
47,200	Energizer Holdings, Inc.[1]	2,873,064

		4,713,006

	Industrial Conglomerates — 2.1%
127,830	McDermott International, Inc.[1]	2,841,661

	Insurance — 1.9%
49,500	ACE, Ltd.[1]	2,542,320

	IT Services — 2.0%
72,000	Accenture PLC — Class A	2,669,760

	Life Sciences Tools & Services — 2.5%
56,800	Waters Corp.[1]	3,262,024

	Media — 3.3%
85,050	McGraw-Hill Cos. (The), Inc.	2,447,739
54,500	Omnicom Group, Inc.	1,868,260

		4,315,999

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2009

Shares		Value

COMMON STOCKS* — (Continued)
	Metals & Mining — 2.9%
29,950	BHP Billiton Ltd. ADR	$1,964,121
48,300	Nucor Corp.	1,924,755

		3,888,876

	Multi-line Retail — 1.4%
57,580	Nordstrom, Inc.	1,829,892

	Oil, Gas & Consumable Fuels — 8.3%
33,000	Apache Corp.	3,105,960
38,700	Chevron Corp.	2,962,098
39,140	Exxon Mobil Corp.	2,805,164
116,905	Valero Energy Corp.	2,115,980

		10,989,202

	Pharmaceuticals — 5.3%
63,535	Abbott Laboratories	3,212,965
64,400	Johnson & Johnson	3,802,820

		7,015,785

	Road & Rail — 1.4%
51,300	Landstar System, Inc.	1,807,812

	Semiconductors & Semiconductor Equipment — 1.3%
49,500	Lam Research Corp.[1,2]	1,669,140

	Software — 5.8%
165,150	Microsoft Corp.	4,579,609
149,760	Oracle Corp.	3,159,936

		7,739,545

	Textiles, Apparel & Luxury Goods — 2.6%
106,200	Coach, Inc.	3,501,414

	Trading Companies & Distributors — 1.7%
23,960	WW Grainger, Inc.	2,245,771

	TOTAL COMMON STOCKS (Cost $121,109,780)	132,352,272

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2009

Face
Amount		Value

REPURCHASE AGREEMENT* — 0.2%
$250,281	With State Street Bank and Trust Co., dated 10/30/09, 0.01%, principal and interest in the amount of $250,281, due 11/2/09, (collateralized by a FNR security with a par value of $133,340, coupon rate of 4.000% due 12/25/24, market value of $135,964, FN #704410 security with a par value of $119,942, coupon rate of 4.248%, due 5/1/33, market value of $123,088)	$250,281

	TOTAL REPURCHASE AGREEMENT (Cost $250,281)	250,281

INVESTMENTS OF SECURITY LENDING COLLATERAL* — 1.9%
2,535,068	State Street Navigator Securities Lending Prime Portfolio	2,535,068

	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $2,535,068)	2,535,068

TOTAL INVESTMENTS (Cost $123,895,129)[3]	101.8%	$135,137,621
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.8)	(2,399,053)

NET ASSETS	100.0%	$132,738,568

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 5.
[3]	Aggregate cost for federal tax purposes was $124,549,925.
Abbreviations:
ADR — American Depositary Receipt
FN — Federal National Mortgage Association
FNR — Federal National Mortgage Association REMIC

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2009

INDUSTRY DIVERSIFICATION

On October 31, 2009, industry diversification of the Portfolio was as follows (Unaudited):
	% of
	Net Assets	Value

INDUSTRIES:
Oil, Gas & Consumable Fuels	8.3	$10,989,202
Food Products	6.2	8,272,421
Capital Markets	6.2	8,229,050
Software	5.8	7,739,545
Pharmaceuticals	5.3	7,015,785
Computers & Peripherals	5.0	6,572,435
Energy Equipment & Services	4.3	5,672,569
Aerospace & Defense	4.2	5,525,800
Diversified Financial Services	3.8	5,098,386
Electronic Equipment, Instruments & Components	3.8	5,095,341
Health Care Equipment & Supplies	3.7	4,950,870
Household Products	3.6	4,713,006
Media	3.3	4,315,999
Electrical Equipment	3.2	4,308,716
Health Care Providers & Services	3.1	4,068,420
Communications Equipment	3.0	3,975,900
Metals & Mining	2.9	3,888,876
Textiles, Apparel & Luxury Goods	2.6	3,501,414
Life Sciences Tools & Services	2.5	3,262,024
Industrial Conglomerates	2.1	2,841,661
Consumer Finance	2.0	2,712,991
IT Services	2.0	2,669,760
Insurance	1.9	2,542,320
Trading Companies & Distributors	1.7	2,245,771
Diversified Consumer Services	1.6	2,130,001
Biotechnology	1.4	1,919,005
Multi-line Retail	1.4	1,829,892
Road & Rail	1.4	1,807,812
Semiconductors & Semiconductor Equipment	1.3	1,669,140
Beverages	1.1	1,447,145
Food & Staples Retailing	1.0	1,341,015

TOTAL COMMON STOCKS	99.7%	$132,352,272
REPURCHASE AGREEMENTS	0.2	250,281
INVESTMENTS OF SECURITY LENDING COLLATERAL	1.9	2,535,068

TOTAL INVESTMENTS	101.8%	$135,137,621

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2009

Shares		Value

COMMON STOCKS* — 98.0%
	Aerospace & Defense — 2.8%
101,166	BE Aerospace, Inc.[1]	$1,793,673
34,421	Teledyne Technologies, Inc.[1]	1,175,822

		2,969,495

	Airlines — 0.8%
120,043	Hawaiian Holdings, Inc.[1]	851,104

	Apparel Retailers — 2.1%
46,018	Citi Trends, Inc.[1,2]	1,211,654
305,596	Wet Seal, Inc. (The) - Class A1	974,851

		2,186,505

	Banking — 7.9%
68,719	Bancorpsouth, Inc.	1,551,675
34,544	Bank of Hawaii Corp.	1,533,754
30,843	City Holding Co.	942,871
99,316	Flushing Financial Corp.	1,115,319
62,550	Glacier Bancorp, Inc.	818,779
40,466	SVB Financial Group[1,2]	1,669,222
89,076	Wilshire Bancorp, Inc.	627,095

		8,258,715

	Basic Industry — 1.7%
32,570	Silgan Holdings, Inc.	1,750,638

	Beverages, Food & Tobacco — 1.2%
46,670	American Italian Pasta Co. - Class A1,2	1,268,024

	Chemicals — 1.9%
20,233	Compass Minerals International, Inc.	1,260,921
57,986	LSB Industries, Inc.[1]	719,026

		1,979,947

	Commercial Services — 2.7%
17,149	Capella Education Co.[1,2]	1,181,566
80,809	Hill International, Inc.[1]	543,037
31,707	Michael Baker Corp.[1]	1,131,940

		2,856,543

	Communications — 4.7%
109,926	ADC Telecommunications, Inc.[1]	713,420
45,458	Comtech Telecommunications Corp.[1,2]	1,460,111
158,041	Harmonic, Inc.[1]	829,715
115,230	Seachange International, Inc.[1]	780,107
64,401	Syniverse Holdings, Inc.[1]	1,103,189

		4,886,542

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2009

Shares		Value

COMMON STOCKS* — (Continued)
	Computer Software & Processing — 6.7%
206,762	3Com Corp.[1]	$1,062,757
91,787	Cybersource Corp.[1]	1,503,471
34,575	NCI, Inc. - Class A1	930,413
59,374	Net 1 UEPS Technologies, Inc.[1]	1,038,452
107,333	SonicWALL, Inc.[1]	852,224
69,953	Sykes Enterprises, Inc.[1]	1,660,684

		7,048,001

	Containers & Packaging — 0.5%
31,460	Bway Holding Co.[1]	559,044

	Electrical Equipment — 2.0%
26,402	AZZ, Inc.[1,2]	904,533
51,940	EnerSys[1]	1,147,874

		2,052,407

	Electronics — 4.1%
155,327	GT Solar International, Inc.[1,2]	815,467
65,758	Oplink Communications, Inc.[1]	975,191
99,686	Pericom Semiconductor Corp.[1]	938,045
24,662	Starent Networks Corp.[1]	832,096
136,843	TriQuint Semiconductor, Inc.[1]	737,584

		4,298,383

	Entertainment & Leisure — 2.7%
27,142	DreamWorks Animation SKG, Inc. - Class A1	868,544
47,746	WMS Industries, Inc.[1]	1,908,885

		2,777,429

	Financial Services — 1.0%
32,825	Evercore Partners, Inc. - Class A	1,071,408

	Health Care — 1.6%
88,953	CryoLife, Inc.[1]	533,718
24,181	Emergency Medical Services[1]	1,161,172

		1,694,890

	Health Care Providers — 8.3%
54,876	Amedisys, Inc.[1,2]	2,183,516
35,162	Genoptix, Inc.[1,2]	1,223,286
25,292	Mednax, Inc.[1]	1,313,161
31,954	MWI Veterinary Supply, Inc.[1]	1,131,172
74,522	Psychiatric Solutions, Inc.[1]	1,538,134

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2009

Shares		Value

COMMON STOCKS* — (Continued)
	Health Care Providers — (Continued)
34,051	RehabCare Group, Inc.[1]	$638,456
28,253	VCA Antech, Inc.[1,2]	672,986

		8,700,711

	Heavy Machinery — 3.9%
59,220	Harbin Electric, Inc.[1,2]	943,375
11,335	SPX Corp.	598,261
72,913	Titan Machinery, Inc.[1,2]	782,356
73,654	Woodward Governor Co.	1,731,606

		4,055,598

	Home Construction, Furnishings & Appliances — 2.0%
46,282	Tupperware Brands Corp.	2,083,616

	Industrial — 3.2%
40,590	Crane Co.	1,130,431
22,102	Gardner Denver, Inc.[1]	793,683
31,583	Middleby Corp. (The)[1]	1,431,026

		3,355,140

	Insurance — 4.3%
60,823	Amtrust Financial Services, Inc.	686,084
69,706	Meadowbrook Insurance Group, Inc.	469,121
43,181	Platinum Underwriters Holdings, Ltd.	1,544,584
21,837	ProAssurance Corp.[1]	1,097,964
28,129	Validus Holdings, Ltd.	711,664

		4,509,417

	Medical Supplies — 1.3%
39,109	ICU Medical, Inc.[1]	1,368,815

	Metals — 0.6%
32,077	Carpenter Technology Corp.	674,579

	Oil & Gas — 5.0%
24,921	Arena Resources, Inc.[1]	928,557
51,940	Berry Petroleum Co. - Class A	1,317,199
145,234	Mariner Energy, Inc.[1,2]	1,850,281
50,584	Vectren Corp.	1,140,163

		5,236,200

	Pharmaceuticals — 1.0%
63,661	Cubist Pharmaceuticals, Inc.[1]	1,078,417

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2009

Shares		Value

COMMON STOCKS* — (Continued)
	Real Estate Investment Trusts — 5.3%
81,797	BioMed Realty Trust, Inc.	$1,109,985
138,055	Brandywine Realty Trust	1,319,806
111,900	DuPont Fabros Technology, Inc.[1]	1,687,452
31,398	Entertainment Properties Trust	1,068,160
126,211	Glimcher Realty Trust	340,770

		5,526,173

	Restaurants — 2.5%
79,699	Jack In The Box, Inc.[1]	1,495,153
64,648	Red Robin Gourmet Burgers, Inc.[1,2]	1,080,268

		2,575,421

	Retailers — 1.5%
40,096	FGX International Holdings, Ltd.[1,2]	528,866
37,752	Fossil, Inc.[1]	1,009,111

		1,537,977

	Technology — 2.6%
32,201	Commscope, Inc.[1,2]	870,071
31,664	Digital River, Inc.[1,2]	722,889
40,713	MICROS Systems, Inc.[1]	1,095,994

		2,688,954

	Telecommunications — 6.6%
29,211	Atlantic Tele-Network, Inc.	1,339,032
42,564	GeoEye, Inc.[1]	1,079,849
49,843	j2 Global Communications, Inc.[1]	1,019,289
99,686	MasTec, Inc.[1]	1,176,295
79,206	NTELOS Holdings Corp.	1,196,010
117,306	TeleCommunication Systems, Inc. - Class A1	1,048,716

		6,859,191

	Telephone Systems — 1.6%
221,579	Brightpoint, Inc.[1]	1,633,037

	Textiles, Clothing & Fabrics — 2.8%
11,844	Deckers Outdoor Corp.[1]	1,062,051
23,811	Phillips-Van Heusen Corp.	956,012
37,012	True Religion Apparel, Inc.[1]	953,799

		2,971,862

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2009

Shares/
Face Amount		Value

COMMON STOCKS* — (Continued)
	Transportation — 1.1%
20,973	Gulfmark Offshore, Inc.[1]	$580,323
22,207	Hornbeck Offshore Services, Inc.[1,2]	539,852

		1,120,175

	TOTAL COMMON STOCKS (Cost $95,788,481)	102,484,358

REPURCHASE AGREEMENT* — 1.7%
$1,776,966	With State Street Bank and Trust Co., dated 10/30/09, 0.01%, principal and interest in the amount of $1,776,967, due 11/2/09, (collateralized by FH #1B1509 security with a par value of $68,850 coupon rate of 4.677% due 2/1/34, market value of $70,946, FN #725264 security with a par value $542,660 coupon rate of 4.926%, due 2/1/34 market value of $560,739, FN #725907 security with a par value of $195,847 coupon rate of 4.300% due 9/1/09, market value of $203,782, FN #761060 security with a par value $945,570 coupon rate of 5.023% market value of $977,161)	1,776,966

	TOTAL REPURCHASE AGREEMENT (Cost $1,776,966)	1,776,966

INVESTMENTS OF SECURITY LENDING COLLATERAL* — 14.5%
15,182,585	State Street Navigator Securities Lending Prime Portfolio	15,182,585

	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $15,182,585)	15,182,585

TOTAL INVESTMENTS (Cost $112,748,032)[3]	114.2%	$119,443,909
LIABILITIES IN EXCESS OF OTHER ASSETS	(14.2)	(14,831,491)

NET ASSETS	100.0%	$104,612,418

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 5.
[3]	Aggregate cost for federal tax purposes was $113,790,485.
Abbreviations:
FH — Federal Home Loan Mortgage Corporation
FN — Federal National Mortgage Association

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2009

INDUSTRY DIVERSIFICATION

On October 31, 2009, industry diversification of the Portfolio was as follows (Unaudited):
	% of
	Net Assets	Value

INDUSTRIES:
Health Care Providers	8.3	$8,700,711
Banking	7.9	8,258,715
Computer Software & Processing	6.7	7,048,001
Telecommunications	6.6	6,859,191
Real Estate Investment Trusts	5.3	5,526,173
Oil & Gas	5.0	5,236,200
Communications	4.7	4,886,542
Insurance	4.3	4,509,417
Electronics	4.1	4,298,383
Heavy Machinery	3.9	4,055,598
Industrial	3.2	3,355,140
Textiles, Clothing & Fabrics	2.8	2,971,862
Aerospace & Defense	2.8	2,969,495
Commercial Services	2.7	2,856,543
Entertainment & Leisure	2.7	2,777,429
Technology	2.6	2,688,954
Restaurants	2.5	2,575,421
Apparel Retailers	2.1	2,186,505
Home Construction, Furnishings & Appliances	2.0	2,083,616
Electrical Equipment	2.0	2,052,407
Chemicals	1.9	1,979,947
Basic Industry	1.7	1,750,638
Health Care	1.6	1,694,890
Telephone Systems	1.6	1,633,037
Retailers	1.5	1,537,977
Medical Supplies	1.3	1,368,815
Beverages, Food & Tobacco	1.2	1,268,024
Transportation	1.1	1,120,175
Pharmaceuticals	1.0	1,078,417
Financial Services	1.0	1,071,408
Airlines	0.8	851,104
Metals	0.6	674,579
Containers & Packaging	0.5	559,044

TOTAL COMMON STOCKS	98.0%	$102,484,358
REPURCHASE AGREEMENTS	1.7	1,776,966
INVESTMENTS OF SECURITY LENDING COLLATERAL	14.5	15,182,585

TOTAL INVESTMENTS	114.2%	$119,443,909

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2009

Shares		Value

COMMON STOCKS* — 98.3%
	Aerospace & Defense — 2.7%
7,150	Boeing Co. (The)	$341,770
14,670	Raytheon Co.	664,258

		1,006,028

	Apparel Retailers — 2.3%
25,215	Coach, Inc.	831,339

	Banking — 13.1%
34,685	Capital One Financial Corp.	1,269,471
24,770	Comerica, Inc.	687,367
77,670	Discover Financial Services	1,098,254
17,020	M&T Bank Corp.	1,069,707
138,900	Regions Financial Corp.	672,276

		4,797,075

	Beverages, Food & Tobacco — 3.0%
17,360	Archer-Daniels-Midland Co.	522,883
11,850	Reynolds American, Inc.	574,488

		1,097,371

	Communications — 1.3%
11,365	Harris Corp.	474,148

	Computer Software & Processing — 1.0%
17,970	CA, Inc.	375,932

	Computers & Information — 1.1%
28,585	Dell, Inc.[1,2]	414,197

	Electric Utilities — 2.2%
17,975	Ameren Corp.	437,511
10,210	DTE Energy Co.	377,566

		815,077

	Electronics — 2.9%
22,585	Analog Devices, Inc.	578,854
37,710	MEMC Electronic Materials, Inc.[1]	468,358

		1,047,212

	Financial Services — 6.7%
34,530	Legg Mason, Inc.	1,005,168
38,550	Nasdaq Stock Market, Inc. (The)[1,2]	696,213
28,380	NYSE Euronext	733,623

		2,435,004

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2009

Shares		Value

COMMON STOCKS* — (Continued)
	Health Care — 1.1%
8,460	WellPoint, Inc.[1]	$395,590

	Heavy Construction — 0.9%
14,585	McDermott International, Inc.[1]	324,225

	Heavy Machinery — 12.2%
17,075	Caterpillar, Inc.	940,149
26,900	National Oilwell Varco, Inc.[1]	1,102,631
8,510	Parker Hannifin Corp.	450,690
17,590	Rockwell Automation, Inc.	720,311
30,970	Smith International, Inc.	858,798
9,440	Varian Medical Systems, Inc.[1]	386,851

		4,459,430

	Home Construction, Furnishings & Appliances — 1.5%
38,300	Newell Rubbermaid, Inc.	555,733

	Household Products — 1.9%
18,310	Fortune Brands, Inc.	713,174

	Insurance — 6.6%
42,750	Allstate Corp.	1,264,117
28,101	Torchmark Corp.	1,140,901

		2,405,018

	Lodging — 1.7%
21,605	Starwood Hotels & Resorts Worldwide, Inc.	627,841

	Media - Broadcasting & Publishing — 1.0%
12,990	McGraw-Hill Cos. (The), Inc.	373,852

	Medical Supplies — 1.1%
7,520	Zimmer Holdings, Inc.[1]	395,326

	Metals & Mining — 3.5%
60,240	Alcoa, Inc.	748,181
15,120	United States Steel Corp.	521,489

		1,269,670

	Oil & Gas — 17.8%
22,920	ConocoPhillips	1,150,126
13,165	ENSCO International, Inc.	602,825
13,195	Hess Corp.	722,294
48,605	Nabors Industries, Ltd.[1]	1,012,442
51,665	Valero Energy Corp.	935,136

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2009

Shares		Value

COMMON STOCKS* — (Continued)
	Oil & Gas — (Continued)
58,740	Williams Cos., Inc.	$1,107,249
23,060	XTO Energy, Inc.	958,374

		6,488,446

	Pharmaceuticals — 1.0%
16,590	AmerisourceBergen Corp.	367,468

	Retailers — 4.0%
14,235	Best Buy Co., Inc.	543,492
27,900	J.C. Penney Co., Inc. (Holding Co.)	924,327

		1,467,819

	Software — 1.1%
15,450	Autodesk, Inc.[1,2]	385,168

	Technology — 1.7%
19,205	KLA-Tencor Corp.	624,355

	Telecommunications — 1.0%
12,075	Telephone & Data Systems, Inc.	357,662

	Transportation — 3.9%
24,290	Carnival Corp.[2]	707,325
16,810	CSX Corp.	709,046

		1,416,371

	TOTAL COMMON STOCKS (Cost $32,638,319)	35,920,531

EXCHANGE-TRADED FUND* — 0.9%
5,860	iShares Russell 1000 Value Index Fund	314,741

	TOTAL EXCHANGE-TRADED FUND (Cost $331,153)	314,741

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2009

Face
Amount		Value

REPURCHASE AGREEMENT* — 0.8%
$293,683	With State Street Bank and Trust Co., dated 10/30/09, 0.01%, principal and interest in the amount of $293,683, due 11/2/09 (collateralized by FN #704410 security with a par value of $292,658 coupon rate of 4.248% due 5/1/33, market value of $300,334)	$293,683

	TOTAL REPURCHASE AGREEMENT (Cost $293,683)	293,683

INVESTMENTS OF SECURITY LENDING COLLATERAL* — 4.3%
1,565,644	State Street Navigator Securities Lending Prime Portfolio	1,565,644

	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $1,565,644)	1,565,644

TOTAL INVESTMENTS (Cost $34,828,799)[3]	104.3%	$38,094,599
LIABILITIES IN EXCESS OF OTHER ASSETS	(4.3)	(1,553,237)
NET ASSETS	100.0%	$36,541,362

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 5.
[3]	Aggregate cost for federal tax purposes was $34,945,681.
Abbreviations:
FN — Federal National Mortgage Association

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2009

INDUSTRY DIVERSIFICATION

On October 31, 2009, industry diversification of the Portfolio was as follows (Unaudited):
	% of
	Net Assets	Value

INDUSTRIES:
Oil & Gas	17.8	$6,488,446
Banking	13.1	4,797,075
Heavy Machinery	12.2	4,459,430
Financial Services	6.7	2,435,004
Insurance	6.6	2,405,018
Retailers	4.0	1,467,819
Transportation	3.9	1,416,371
Metals & Mining	3.5	1,269,670
Beverages, Food & Tobacco	3.0	1,097,371
Electronics	2.9	1,047,212
Aerospace & Defense	2.7	1,006,028
Apparel Retailers	2.3	831,339
Electric Utilities	2.2	815,077
Household Products	1.9	713,174
Lodging	1.7	627,841
Technology	1.7	624,355
Home Construction, Furnishings & Appliances	1.5	555,733
Communications	1.3	474,148
Computers & Information	1.1	414,197
Health Care	1.1	395,590
Medical Supplies	1.1	395,326
Software	1.1	385,168
Computer Software & Processing	1.0	375,932
Media — Broadcasting & Publishing	1.0	373,852
Pharmaceuticals	1.0	367,468
Telecommunications	1.0	357,662
Heavy Construction	0.9	324,225

TOTAL COMMON STOCKS	98.3%	$35,920,531
EXCHANGE-TRANDED FUND	0.9	314,741
REPURCHASE AGREEMENTS	0.8	293,683
INVESTMENTS OF SECURITY LENDING COLLATERAL	4.3	1,565,644

TOTAL INVESTMENTS	104.3%	$38,094,599

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2009

Shares		Value

COMMON STOCKS* — 97.4%
	United Kingdom — 22.7%
440,615	Aggreko PLC[1]	$5,476,513
88,605	AstraZeneca PLC	3,977,602
860,700	Aviva PLC	5,382,082
989,730	BAE Systems PLC	5,089,257
153,347	BHP Billiton PLC	4,131,912
977,043	BP Amoco PLC	9,155,129
134,701	Carnival PLC	4,175,902
556,132	FirstGroup PLC	3,420,230
234,831	GlaxoSmithKline PLC	4,817,009
467,000	Marks & Spencer Group PLC	2,615,595
365,978	Petrofac, Ltd.	5,632,728
1,004,202	Prudential PLC	9,121,539
1,155,534	Rexam PLC	5,232,491
696,178	Rolls-Royce Group PLC[1,2]	5,134,175
41,770,680	Rolls-Royce Group PLC - Class C2,3	68,556
219,064	Scottish & Southern Energy PLC	3,866,417
83,470	Signet Jewelers, Ltd.[2]	2,104,279
1,904,353	Vodafone Group PLC	4,196,864
216,187	Wellstream Holdings PLC	1,810,770
845,291	Wm Morrison Supermarkets PLC	3,874,125

		89,283,175

	Japan — 13.1%
100,500	Astellas Pharma, Inc.	3,700,796
708	Central Japan Railway Co.	4,716,888
118,400	Daito Trust Construction Co., Ltd.	4,921,462
469	INPEX Corp.[1]	3,830,003
1,326	Japan Tobacco, Inc.	3,720,097
108,000	JGC Corp.	2,064,461
637	KDDI Corp.	3,380,866
429,500	Konica Minolta Holdings, Inc.	4,034,603
142,000	Mitsubishi Corp.	3,010,448
87,000	Mitsubishi Gas Chemical Co., Inc.	401,301
44,100	Shimamura Co, Ltd.	4,215,434
89,900	Shin-Etsu Chemical Co., Ltd.	4,767,510
73,900	Takeda Pharmaceutical Co., Ltd.	2,955,521
49,500	Trend Micro, Inc.	1,713,303
64,210	Yamada Denki Co, Ltd.	3,912,736

		51,345,429

	France — 12.5%
256,173	AXA	6,371,072
59,787	BNP Paribas	4,504,007
77,218	Cap Gemini SA	3,577,238
58,842	Casino Guichard Perrachon[1]	4,675,674

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2009

Shares		Value

COMMON STOCKS* — (Continued)
	France — (Continued)
93,349	Compagnie de Saint-Gobain[1]	$4,548,877
64,275	LaFarge SA	5,217,195
78,315	Sanofi-Aventis	5,740,663
110,533	Total SA	6,614,328
197,980	Vivendi	5,492,431
43,619	Wendel[1]	2,419,416

		49,160,901

	Germany — 10.3%
59,921	Allianz AG	6,868,379
104,606	BASF AG	5,599,558
54,953	Deutsche Bank AG	3,992,417
295,490	Deutsche Lufthansa AG	4,562,805
269,877	GEA Group AG	5,092,764
113,733	Hannover Rueckversicherung AG2	5,127,327
71,088	Metro AG	3,945,662
60,503	RWE AG	5,306,891

		40,495,803

	Switzerland — 5.5%
155,234	Novartis AG	8,083,680
34,044	Roche Holding AG	5,452,586
35,587	Zurich Financial Services AG	8,149,155

		21,685,421

	Spain — 5.0%
563,595	Banco Santander SA	9,069,526
1,542,200	Mapfre SA1	6,608,894
147,920	Telefonica SA	4,130,890

		19,809,310

	China — 3.7%
6,005,000	Bank of China, Ltd.	3,453,021
2,224,100	China Petroleum & Chemical Corp.	1,880,600
6,568,000	Huaneng Power International, Inc.	4,184,284
130,300	Sina Corp[2]	4,871,917

		14,389,822

	Brazil — 3.3%
60,684	Brasil Telecom Participacoes SA, Sponsored ADR	3,054,226
221,415	Cia Paranaense de Energia, Sponsored ADR	3,896,904
87,640	Petroleo Brasileiro SA, Sponsored ADR	4,050,721
71,400	Usinas Siderurgicas de Minas Gerais SA, Sponsored ADR	1,892,100

		12,893,951

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2009

Shares		Value

COMMON STOCKS* — (Continued)
	Italy — 3.2%
248,861	ENI SPA	$6,163,487
175,858	Fiat SPA	1,674,480
736,830	Mediaset SPA[1]	4,784,732

		12,622,699

	Norway — 2.8%
279,573	StatoilHydro ASA	6,587,909
348,600	Telenor ASA[2]	4,494,825

		11,082,734

	Netherlands — 2.4%
466,908	Reed Elsevier N.V.	5,441,084
149,816	SBM Offshore N.V.	2,869,057
40,069	TNT N.V., ADR	1,069,842

		9,379,983

	Australia — 2.0%
78,800	Macquarie Group, Ltd.	3,451,113
166,282	National Australia Bank, Ltd.	4,393,457

		7,844,570

	Denmark — 1.9%
90,404	Carlsberg AS	6,338,193
52,600	H. Lundbeck AS1	1,018,750

		7,356,943

	Singapore — 1.6%
4,309,000	Raffles Education Corp, Ltd.[1]	1,512,846
1,987,000	SembCorp Industries, Ltd.	4,681,608

		6,194,454

	Greece — 1.6%
77,765	OPAP SA	1,979,489
204,547	Public Power Corp.[2]	4,172,168

		6,151,657

	Hong Kong — 1.3%
741,700	Hutchison Whampoa, Ltd.	5,205,907

	Austria — 1.2%
109,521	OMV AG	4,513,238

	Canada — 1.1%
241,991	Talisman Energy, Inc.	4,128,417

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2009

Shares/
Face Amount		Value

COMMON STOCKS* — (Continued)
Shares/
Face Amount		Value

	Sweden — 0.9%
207,300	Assa Abloy AB — Class B1	$3,622,508

	Taiwan — 0.7%
209,418	MediaTek, Inc.	2,931,010

	Panama — 0.6%
53,400	Copa Holdings SA — Class A	2,255,082

	TOTAL COMMON STOCKS (Cost $314,952,283)	382,353,014

REPURCHASE AGREEMENT* — 1.5%
$5,942,844	With State Street Bank and Trust Co., dated 10/30/09, 0.01%, principal and interest in the amount of $5,942,849, due 11/2/09 (collateralized by a FNR security with a par value of $5,945,996, coupon rate of 4.000% due 12/25/24, market value of $6,062,996)	5,942,844

	TOTAL REPURCHASE AGREEMENT (Cost $5,942,844)	5,942,844

INVESTMENTS OF SECURITY LENDING COLLATERAL* — 7.4%
29,164,010	State Street Navigator Securities Lending Trust Prime	29,164,010

	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $29,164,010)	29,164,010

TOTAL INVESTMENTS (Cost $350,059,137)[4]	106.3%	$417,459,868
LIABILITIES IN EXCESS OF OTHER ASSETS	(6.3)	(24,615,318)

NET ASSETS	100.0%	$392,844,550

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 5.
[2]	Non income-producing security.
[3]	Security is fair valued by management.
[4]	Aggregate cost for federal tax purposes was $356,283,526.
Abbreviations:
ADR — American Depositary Receipt
FNR — Federal National Mortgage Association REMIC

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2009

INDUSTRY DIVERSIFICATION

On October 31, 2009, industry diversification of the Portfolio was as follows (Unaudited):
	% of
	Net Assets	Value

INDUSTRIES:
Insurance	12.1	$47,628,448
Oil, Gas & Consumable Fuels	12.0	46,923,832
Pharmaceuticals	9.1	35,746,607
Commercial Banks	5.5	21,420,011
Media	4.0	15,718,247
Food & Staples Retailing	3.2	12,495,461
Industrial Conglomerates	3.1	12,306,931
Electric Utilities	3.0	11,935,489
Diversified Telecommunication Services	3.0	11,679,941
Chemicals	2.7	10,768,369
Energy Equipment & Services	2.6	10,312,555
Aerospace & Defense	2.6	10,291,988
Specialty Retail	2.6	10,232,449
Building Products	2.1	8,171,385
Road & Rail	2.1	8,137,118
Wireless Telecommunication Services	1.9	7,577,730
Capital Markets	1.9	7,443,530
Airlines	1.7	6,817,887
Beverages	1.6	6,338,193
Hotels, Restaurants & Leisure	1.6	6,155,391
Metals & Mining	1.5	6,024,012
Commercial Services & Supplies	1.4	5,476,513
Multi-Utilities	1.4	5,306,891
Containers & Packaging	1.3	5,232,491
Construction Materials	1.3	5,217,195
Machinery	1.3	5,092,764
Real Estate Management & Development	1.3	4,921,462
Internet Software & Services	1.2	4,871,917
Independent Power Producers & Energy Traders	1.1	4,184,284
Office Electronics	1.0	4,034,603
Tobacco	1.0	3,720,097
IT Services	0.9	3,577,238
Trading Companies & Distributors	0.8	3,010,448
Semiconductors & Semiconductor Equipment	0.8	2,931,010
Multi-line Retail	0.7	2,615,595
Construction & Engineering	0.5	2,064,461
Software	0.4	1,713,303
Automobiles	0.4	1,674,480

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2009

On October 31, 2009, industry diversification of the Portfolio was as follows (Unaudited):
	% of
	Net Assets	Value

Diversified Consumer Services	0.4%	$1,512,846
Air Freight & Logistics	0.3	1,069,842

TOTAL COMMON STOCKS	97.4%	$382,353,014
REPURCHASE AGREEMENTS	1.5	5,942,844
INVESTMENTS OF SECURITY LENDING COLLATERAL	7.4	29,164,010

TOTAL INVESTMENTS	106.3%	$417,459,868

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2009

Shares		Value

COMMON STOCKS* — 96.9%
	United Kingdom — 22.8%
101,191	Aggreko PLC[1]	$1,257,728
27,235	AstraZeneca PLC	1,222,617
242,086	Aviva PLC	1,513,799
270,263	BAE Systems PLC	1,389,710
44,180	BHP Billiton PLC	1,190,424
219,016	BP Amoco PLC	2,052,233
42,058	Carnival PLC	1,303,852
157,823	FirstGroup PLC	970,617
88,205	GlaxoSmithKline PLC	1,809,319
128,570	Marks & Spencer Group PLC	720,101
104,098	Petrofac, Ltd.	1,602,161
270,868	Prudential PLC	2,460,394
334,991	Rexam PLC	1,516,907
194,470	Rolls-Royce Group PLC[1,2]	1,434,178
11,668,200	Rolls-Royce Group PLC - Class C2,3	19,150
61,623	Scottish & Southern Energy PLC	1,087,628
23,621	Signet Jewelers, Ltd.[2]	595,485
531,990	Vodafone Group PLC	1,172,414
60,743	Wellstream Holdings PLC	508,780
236,205	Wm Morrison Supermarkets PLC	1,082,571

		24,910,068

	Japan — 13.3%
31,300	Astellas Pharma, Inc.	1,152,586
139	Central Japan Railway Co.	926,056
34,700	Daito Trust Construction Co., Ltd.	1,442,354
136	INPEX Corp.[1]	1,110,619
376	Japan Tobacco, Inc.	1,054,869
30,000	JGC Corp.	573,461
231	KDDI Corp.	1,226,028
122,500	Konica Minolta Holdings, Inc.[1]	1,150,731
40,600	Mitsubishi Corp.	860,734
44,000	Mitsubishi Gas Chemical Co., Inc.	202,957
12,100	Shimamura Co, Ltd.	1,156,616
24,600	Shin-Etsu Chemical Co., Ltd.	1,304,569
20,900	Takeda Pharmaceutical Co., Ltd.	835,865
30,800	Trend Micro, Inc.[1]	1,066,055
7,960	Yamada Denki Co, Ltd.	485,055

		14,548,555

	France — 12.0%
46,962	AXA	1,167,954
16,392	BNP Paribas	1,234,878
21,153	Cap Gemini SA	979,944
18,370	Casino Guichard Perrachon[1]	1,459,708
25,573	Compagnie de Saint-Gobain[1]	1,246,167

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2009

Shares		Value

COMMON STOCKS* — (Continued)
	France — (Continued)
17,918	LaFarge SA	$1,454,402
21,746	Sanofi-Aventis	1,594,030
30,774	Total SA	1,841,525
54,344	Vivendi	1,507,631
12,230	Wendel[1]	678,362

		13,164,601

	Germany — 9.7%
15,250	Allianz AG	1,748,015
18,227	BASF AG	975,691
15,387	Deutsche Bank AG	1,117,888
77,638	Deutsche Lufthansa AG	1,198,846
84,233	GEA Group AG	1,589,535
33,159	Hannover Rueckversicherung AG2	1,494,879
19,298	Metro AG	1,071,114
16,522	RWE AG	1,449,192

		10,645,160

	Switzerland — 5.1%
44,016	Novartis AG	2,292,096
9,244	Roche Holding AG	1,480,546
8,094	Zurich Financial Services AG	1,853,465

		5,626,107

	Spain — 4.8%
136,586	Banco Santander SA1	2,197,979
444,041	Mapfre SA	1,902,879
41,860	Telefonica SA	1,169,004

		5,269,862

	Brazil — 4.1%
27,608	Brasil Telecom Participacoes SA, Sponsored ADR	1,389,511
60,710	Cia Paranaense de Energia, Sponsored ADR	1,068,496
32,875	Petroleo Brasileiro SA, Sponsored ADR	1,519,482
20,700	Usinas Siderurgicas de Minas Gerais SA, Sponsored ADR	548,550

		4,526,039

	China — 3.3%
1,648,430	Bank of China, Ltd.	947,887
607,854	China Petroleum & Chemical Corp.	515,504
1,792,000	Huaneng Power International, Inc.	1,141,632
25,700	Sina Corp[2]	960,923

		3,565,946

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2009

Shares		Value

COMMON STOCKS* — (Continued)
	Netherlands — 3.2%
127,627	Reed Elsevier N.V.	$1,487,293
42,087	SBM Offshore N.V.	805,989
46,773	TNT N.V.	1,240,406

		3,533,688

	Italy — 3.2%
67,139	ENI SPA	1,662,817
49,055	Fiat SPA	467,091
201,856	Mediaset SPA[1]	1,310,787

		3,440,695

	Norway — 2.8%
76,328	StatoilHydro ASA	1,798,607
98,487	Telenor ASA[2]	1,269,885

		3,068,492

	Denmark — 2.2%
28,711	Carlsberg AS	2,012,918
17,346	H. Lundbeck AS1	335,955

		2,348,873

	Australia — 2.1%
22,233	Macquarie Group, Ltd.	973,713
51,912	National Australia Bank, Ltd.	1,371,605

		2,345,318

	Greece — 1.6%
21,734	OPAP SA	553,233
56,036	Public Power Corp.[2]	1,142,973

		1,696,206

	Singapore — 1.3%
1,209,000	Raffles Education Corp, Ltd.	424,467
431,990	SembCorp Industries, Ltd.	1,017,820

		1,442,287

	Canada — 1.3%
84,112	Talisman Energy, Inc.	1,434,968

	Austria — 1.1%
29,907	OMV AG	1,232,434

	Sweden — 1.0%
59,130	Assa Abloy AB — Class B1	1,033,280

	Hong Kong — 0.9%
137,030	Hutchison Whampoa, Ltd.	961,798

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2009

Shares/
Face Amount		Value

COMMON STOCKS* — (Continued)
	Taiwan — 0.7%
57,136	MediaTek, Inc.	$799,674

	Panama — 0.4%
10,500	Copa Holdings SA — Class A	443,415

	TOTAL COMMON STOCKS (Cost $91,063,298)	106,037,466

REPURCHASE AGREEMENT* — 2.1%
$2,269,229	With State Street Bank and Trust Co., dated 10/30/09, 0.01%, principal and interest in the amount of $2,269,231, due 11/2/09 (collateralized by a FN #704410 security with a par value of $1,606,021, coupon rate of 4.248% due 5/1/33, market value of $1,648,143, FN #725907 security with a par value of $640,609, coupon rate 4.300%, due 9/1/33, market value $666,564)	2,269,229

	TOTAL REPURCHASE AGREEMENT (Cost $2,269,229)	2,269,229

INVESTMENTS OF SECURITY LENDING COLLATERAL* — 9.0%
9,898,442	State Street Navigator Securities Lending Prime Portfolio	9,898,442

	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $9,898,442)	9,898,442

TOTAL INVESTMENTS (Cost $103,230,969)[4]	108.0%	$118,205,137
LIABILITIES IN EXCESS OF OTHER ASSETS	(8.0)	(8,781,859)

NET ASSETS	100.0%	$109,423,278

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 5.
[2]	Non income-producing security.
[3]	Security is fair valued by management.
[4]	Aggregate cost for federal tax purposes was $106,400,361.
Abbreviations:
ADR — American Depositary Receipt
FN — Federal National Mortgage Association

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2009

INDUSTRY DIVERSIFICATION

On October 31, 2009, industry diversification of the Portfolio was as follows (Unaudited):
	% of
	Net Assets	Value

INDUSTRIES:
Oil, Gas & Consumable Fuels	12.0	$13,168,189
Insurance	11.1	12,141,385
Pharmaceuticals	9.8	10,723,014
Commercial Banks	5.3	5,752,349
Media	3.9	4,305,711
Diversified Telecommunication Services	3.5	3,828,400
Food & Staples Retailing	3.3	3,613,393
Electric Utilities	3.0	3,299,097
Energy Equipment & Services	2.7	2,916,930
Aerospace & Defense	2.6	2,843,038
Industrial Conglomerates	2.4	2,657,980
Chemicals	2.3	2,483,217
Wireless Telecommunication Services	2.2	2,398,442
Building Products	2.1	2,279,447
Specialty Retail	2.0	2,237,156
Capital Markets	1.9	2,091,601
Beverages	1.8	2,012,918
Road & Rail	1.7	1,896,673
Hotels, Restaurants & Leisure	1.7	1,857,085
Metals & Mining	1.6	1,738,974
Airlines	1.5	1,642,261
Machinery	1.5	1,589,535
Containers & Packaging	1.4	1,516,907
Construction Materials	1.3	1,454,402
Multi-Utilities	1.3	1,449,192
Real Estate Management & Development	1.3	1,442,354
Commercial Services & Supplies	1.2	1,257,728
Air Freight & Logistics	1.1	1,240,406
Office Electronics	1.1	1,150,731
Independent Power Producers & Energy Traders	1.0	1,141,632
Software	1.0	1,066,055
Tobacco	1.0	1,054,869
IT Services	0.9	979,944
Internet Software & Services	0.9	960,923
Trading Companies & Distributors	0.8	860,734
Semiconductors & Semiconductor Equipment	0.7	799,674
Multi-line Retail	0.7	720,101
Construction & Engineering	0.5	573,461

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2009

On October 31, 2009, industry diversification of the Portfolio was as follows (Unaudited):
	% of
	Net Assets	Value

Automobiles	0.4%	$467,091
Diversified Consumer Services	0.4	424,467

TOTAL COMMON STOCKS	96.9%	$106,037,466
REPURCHASE AGREEMENTS	2.1	2,269,229
INVESTMENTS OF SECURITY LENDING COLLATERAL	9.0	9,898,442

TOTAL INVESTMENTS	108.0%	$118,205,137

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2009

Shares		Value

COMMON STOCKS* — 99.7%
	Aerospace & Defense — 1.1%
3,176	American Science & Engineering, Inc.	$209,997

	Airlines — 1.3%
35,325	Hawaiian Holdings, Inc.[1,2]	250,454

	Auto Components — 0.4%
5,523	Cooper Tire & Rubber Co.	84,281

	Biotechnology — 6.1%
18,843	Cepheid, Inc.[1,2]	250,047
9,792	Cubist Pharmaceuticals, Inc.[1,2]	165,876
7,045	Onyx Pharmaceuticals, Inc.[1,2]	187,397
19,640	PDL BioPharma, Inc.	165,172
20,008	Progenics Pharmaceuticals, Inc.[1,2]	83,833
16,772	Protalix BioTherapeutics, Inc.[1,2]	158,999

11,314	Regeneron Pharmaceuticals, Inc.[1]	177,630

		1,188,954

	Capital Markets — 2.2%
15,631	BGC Partners, Inc. - Class A	75,498
10,265	Knight Capital Group, Inc. - Class A1	172,965
12,020	OptionsXpress Holdings, Inc.[2]	187,873

		436,336

	Chemicals — 1.5%
2,488	NewMarket Corp.	232,628
10,930	Omnova Solutions, Inc.[1,2]	70,061

		302,689

	Commercial Banks — 0.9%
1,617	Westamerica BanCorp.	77,292
13,671	Wilshire Bancorp, Inc.	96,244

		173,536

	Commercial Services & Supplies — 5.0%
9,125	ATC Technology Corp.[1]	190,713
21,780	Cenveo, Inc.[1]	154,202
18,020	Deluxe Corp.	256,425
9,132	Herman Miller, Inc.	141,089
9,923	Sykes Enterprises, Inc.[1,2]	235,572

		978,001

	Communications Equipment — 3.8%
14,720	Arris Group, Inc.[1]	151,027
7,645	Oplink Communications, Inc.[1]	113,375

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2009

Shares		Value

COMMON STOCKS* — (Continued)
	Communications Equipment — (Continued)
9,559	Plantronics, Inc.	$230,468
11,962	Polycom, Inc.[1]	256,824

		751,694

	Computers & Peripherals — 0.4%
9,525	Novatel Wireless, Inc.[1,2]	84,963

	Construction & Engineering — 1.5%
8,392	EMCOR Group, Inc.[1]	198,219
2,461	Michael Baker Corp.[1]	87,858

		286,077

	Containers & Packaging — 2.0%
6,012	Rock-Tenn Co. - Class A	263,326
2,415	Silgan Holdings, Inc.	129,806

		393,132

	Diversified Consumer Services — 1.0%
12,561	Corinthian Colleges, Inc.[1,2]	199,217

	Diversified Telecommunication Services — 1.7%
18,723	Cogent Communications Group, Inc.[1,2]	189,664
18,380	Premiere Global Services, Inc.[1]	137,299

		326,963

	Electrical Equipment — 4.1%
8,823	AZZ, Inc.[1,2]	302,276
13,941	GrafTech International, Ltd.[1]	188,203
4,005	Powell Industries, Inc.[1]	147,304
7,205	Woodward Governor Co.	169,390

		807,173

	Electronic Equipment, Instruments & Components — 2.1%
31,737	Brightpoint, Inc.[1,2]	233,902
7,310	Plexus Corp.[1]	184,943

		418,845

	Energy Equipment & Services — 2.9%
4,452	CARBO Ceramics, Inc.	259,952
6,200	Dril-Quip, Inc.[1]	301,258

		561,210

	Food & Staples Retailing — 1.1%
6,952	Casey’s General Stores, Inc.	219,197

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2009

Shares		Value

COMMON STOCKS* — (Continued)
	Food Products — 1.9%
3,823	Lancaster Colony Corp.	$185,721
4,874	Sanderson Farms, Inc.	178,340

		364,061

	Health Care Equipment & Supplies — 7.8%
20,880	Align Technology, Inc.[1]	328,234
9,601	Cyberonics, Inc.[1,2]	138,831
12,205	Immucor, Inc.[1]	218,225
15,351	Palomar Medical Technologies, Inc.[1,2]	155,966
17,260	Quidel Corp.[1,2]	246,818
8,509	STERIS Corp.	248,973
9,518	Zoll Medical Corp.[1]	184,840

		1,521,887

	Health Care Providers & Services — 4.6%
8,442	Catalyst Health Solutions, Inc.[1]	264,826
4,473	Chemed Corp.	202,716
5,643	HMS Holdings Corp.[1]	242,254
9,034	PSS World Medical, Inc.[1,2]	182,667

		892,463

	Health Care Technology — 1.1%
10,965	Eclipsys Corp.[1]	205,594

	Hotels, Restaurants & Leisure — 5.5%
2,637	Bally Technologies, Inc.[1]	103,871
8,118	Cheesecake Factory, Inc. (The)[1,2]	147,585
4,849	Cracker Barrel Old Country Store, Inc.	160,744
5,223	DineEquity, Inc.[1,2]	110,519
14,170	Isle of Capri Casinos, Inc.[1,2]	109,818
7,066	Papa John’s International, Inc.[1]	158,985
9,492	PF Chang’s China Bistro, Inc.[1,2]	277,072

		1,068,594

	Household Durables — 0.7%
7,133	Tempur-Pedic International, Inc.[1]	138,166

	Insurance — 1.5%
3,626	Argo Group International Holdings, Ltd.[1]	123,139
8,372	FBL Financial Group, Inc. - Class A	168,696

		291,835

	Internet Software & Services — 3.1%
12,814	j2 Global Communications, Inc.[1,2]	262,046
10,055	United Online, Inc.	80,440
26,338	Valueclick, Inc.[1]	259,166

		601,652

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2009

Shares		Value

COMMON STOCKS* — (Continued)
	IT Services — 7.3%
10,674	CSG Systems International, Inc.[1]	$174,413
9,564	Euronet Worldwide, Inc.[1]	226,189
4,780	Gartner, Inc.[1]	89,004
28,004	Global Cash Access Holdings, Inc.[1,2]	177,265
10,257	SRA International, Inc. - Class A1	192,421
13,834	TeleTech Holdings, Inc.[1]	247,490
23,699	VeriFone Holdings, Inc.[1,2]	315,197

		1,421,979

	Leisure Equipment & Products — 0.9%
4,244	Polaris Industries, Inc.	178,545

	Life Sciences Tools & Services — 0.6%
23,278	Affymetrix, Inc.[1,2]	121,744

	Machinery — 1.6%
8,600	Actuant Corp. - Class A	134,246
39,255	Force Protection, Inc.[1]	172,722

		306,968

	Oil, Gas & Consumable Fuels — 1.8%
7,096	James River Coal Co.[1,2]	134,753
4,334	World Fuel Services Corp.	220,384

		355,137

	Personal Products — 2.3%
12,740	Medifast, Inc.[1,2]	280,535
7,035	Nu Skin Enterprises, Inc. - Class A	160,116

		440,651

	Pharmaceuticals — 3.0%
14,243	Cypress Bioscience, Inc.[1,2]	87,452
23,879	Impax Laboratories, Inc.[1,2]	212,046
25,239	Medicines Co. (The)[1]	181,468
25,435	Questcor Pharmaceuticals, Inc.[1,2]	115,475

		596,441

	Real Estate Investment Trusts — 0.4%
3,046	Potlatch Corp.	85,014

	Road & Rail — 1.0%
14,450	Heartland Express, Inc.	196,520

	Semiconductors & Semiconductor Equipment — 3.2%
11,356	Applied Micro Circuits Corp.[1]	88,804
25,483	Micrel, Inc.	190,358

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2009

Shares/
Face Amount		Value

COMMON STOCKS* — (Continued)
	Semiconductors & Semiconductor Equipment — (Continued)
11,967	Tessera Technologies, Inc.[1]	$264,590
8,838	Zoran Corp.[1]	78,393

		622,145

	Software — 4.6%
13,933	i2 Technologies, Inc.[1,2]	219,305
8,868	Jack Henry & Associates, Inc.	204,585
10,388	JDA Software Group, Inc.[1]	206,098
3,028	MicroStrategy, Inc. - Class A1	264,254

		894,242

	Specialty Retail — 3.8%
3,129	Buckle, Inc. (The)	93,901
6,971	Childrens Place[1,2]	219,238
5,033	Gymboree Corp. (The)[1,2]	214,255
5,299	Jos. A. Bank Clothiers, Inc.[1,2]	217,153

		744,547

	Textiles, Apparel & Luxury Goods — 2.9%
4,409	Carter’s, Inc.[1]	104,052
5,685	Oxford Industries, Inc.	110,005
8,525	Warnaco Group (The), Inc.[1]	345,518

		559,575

	Water and Sewer — 1.0%
13,912	Consolidated Water Co., Inc.	205,341

	TOTAL COMMON STOCKS (Cost $17,773,707)	19,485,820

INVESTMENT OF SECURITY LENDING COLLATERAL* — 26.3%
5,148,851	State Street Navigator Securities Lending Prime Portfolio	5,148,851

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $5,148,851)	5,148,851

TOTAL INVESTMENTS (Cost $22,922,558)[3]	126.0%	$24,634,671
LIABILITIES IN EXCESS OF OTHER ASSETS	(26.0)	(5,080,804)

NET ASSETS	100.0%	$19,553,867

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 5.
[3]	Aggregate cost for federal tax purposes was $22,942,729.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2009

INDUSTRY DIVERSIFICATION

On October 31, 2009, industry diversification of the Portfolio was as follows (Unaudited):
	% of
	Net Assets	Value

INDUSTRIES:
Health Care Equipment & Supplies	7.8	$1,521,887
IT Services	7.3	1,421,979
Biotechnology	6.1	1,188,954
Hotels, Restaurants & Leisure	5.5	1,068,594
Commercial Services & Supplies	5.0	978,001
Software	4.6	894,242
Health Care Providers & Services	4.6	892,463
Electrical Equipment	4.1	807,173
Communications Equipment	3.8	751,694
Specialty Retail	3.8	744,547
Semiconductors & Semiconductor Equipment	3.2	622,145
Internet Software & Services	3.1	601,652
Pharmaceuticals	3.0	596,441
Energy Equipment & Services	2.9	561,210
Textiles, Apparel & Luxury Goods	2.9	559,575
Personal Products	2.3	440,651
Capital Markets	2.2	436,336
Electronic Equipment, Instruments & Components	2.1	418,845
Containers & Packaging	2.0	393,132
Food Products	1.9	364,061
Oil, Gas & Consumable Fuels	1.8	355,137
Diversified Telecommunication Services	1.7	326,963
Machinery	1.6	306,968
Chemicals	1.5	302,689
Insurance	1.5	291,835
Construction & Engineering	1.5	286,077
Airlines	1.3	250,454
Food & Staples Retailing	1.1	219,197
Aerospace & Defense	1.1	209,997
Health Care Technology	1.1	205,594
Water and Sewer	1.0	205,341
Diversified Consumer Services	1.0	199,217
Road & Rail	1.0	196,520
Leisure Equipment & Products	0.9	178,545
Commercial Banks	0.9	173,536
Household Durables	0.7	138,166
Life Sciences Tools & Services	0.6	121,744
Real Estate Investment Trusts	0.4	85,014

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2009

On October 31, 2009, industry diversification of the Portfolio was as follows (Unaudited):
	% of
	Net Assets	Value

Computers & Peripherals	0.4%	$84,963
Auto Components	0.4	84,281

TOTAL COMMON STOCKS	99.7%	$19,485,820
INVESTMENTS OF SECURITY LENDING COLLATERAL	26.3	5,148,851

TOTAL INVESTMENTS	126.0%	$24,634,671

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2009

Shares		Value

COMMON STOCKS* — 99.6%
	Aerospace & Defense — 5.0%
13,602	General Dynamics Corp.	$852,845
25,404	Honeywell International, Inc.	911,750
18,132	ITT Corp.	919,292
16,389	Lockheed Martin Corp.	1,127,399
17,841	Raytheon Co.	807,841

		4,619,127

	Air Freight & Logistics — 1.0%
16,056	CH Robinson Worldwide, Inc.	884,846

	Biotechnology — 1.8%
15,993	Amgen, Inc.[1]	859,304
19,004	Biogen Idec, Inc.[1]	800,638

		1,659,942

	Capital Markets — 3.2%
34,760	Federated Investors, Inc. - Class B	912,450
5,949	Goldman Sachs Group, Inc.	1,012,341
31,698	Morgan Stanley	1,018,140

		2,942,931

	Chemicals — 3.3%
20,887	Airgas, Inc.	926,547
15,422	CF Industries Holdings, Inc.	1,283,882
15,837	Eastman Chemical Co.	831,601

		3,042,030

	Commercial Banks — 1.0%
39,505	BB&T Corp.	944,565

	Communications Equipment — 0.9%
19,498	Qualcomm, Inc.	807,412

	Computers & Peripherals — 7.0%
6,819	Apple, Inc.[1]	1,285,381
72,157	Dell, Inc.[1]	1,045,555
66,098	EMC Corp.[1]	1,088,634
25,772	Hewlett-Packard Co.	1,223,139
4,528	International Business Machines Corp.	546,122
35,779	Western Digital Corp.[1]	1,205,037

		6,393,868

	Construction & Engineering — 1.8%
18,716	Fluor Corp.	831,364
40,242	KBR, Inc.	823,754

		1,655,118

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2009

Shares		Value

COMMON STOCKS* — (Continued)
	Consumer Finance — 1.2%
31,915	American Express Co.	$1,111,919

	Containers & Packaging — 1.5%
18,759	Ball Corp.	925,381
23,770	Packaging Corp. of America	434,516

		1,359,897

	Diversified Consumer Services — 1.4%
15,489	Apollo Group, Inc. - Class A1	884,422
4,317	ITT Educational Services, Inc.[1]	390,041

		1,274,463

	Diversified Financial Services — 1.1%
24,353	JPMorgan Chase & Co.	1,017,225

	Diversified Telecommunication Services — 1.0%
31,416	Verizon Communications, Inc.	929,599

	Electric Utilities — 1.7%
16,239	Exelon Corp.	762,583
26,856	PPL Corp.	790,641

		1,553,224

	Electrical Equipment — 1.1%
22,906	Hubbell, Inc. - Class B	974,192

	Energy Equipment & Services — 5.3%
42,500	Cameron International Corp.[1]	1,571,225
25,572	ENSCO International, Inc.	1,170,942
27,937	National Oilwell Varco, Inc.[1]	1,145,138
16,501	Schlumberger, Ltd.	1,026,362

		4,913,667

	Food & Staples Retailing — 1.8%
22,670	BJ’s Wholesale Club, Inc.[1,2]	794,130
17,257	Wal-Mart Stores, Inc.	857,328

		1,651,458

	Food Products — 4.6%
30,654	Archer-Daniels-Midland Co.	923,298
14,604	General Mills, Inc.	962,696
25,443	Hormel Foods Corp.	927,652
11,936	Kellogg Co.	615,181
14,417	Ralcorp Holdings, Inc.[1]	774,193

		4,203,020

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2009

Shares		Value

COMMON STOCKS* — (Continued)
	Gas Utilities — 1.6%
27,986	AGL Resources, Inc.	$978,390
10,702	Energen Corp.	469,604

		1,447,994

	Health Care Providers & Services — 5.4%
24,076	AmerisourceBergen Corp.	533,284
17,450	Humana, Inc.[1]	655,771
6,955	Laboratory Corp. of America Holdings[1,2]	479,130
30,863	Lincare Holdings, Inc.[1,2]	969,407
16,533	McKesson Corp.	970,983
20,618	Omnicare, Inc.	446,792
15,355	Quest Diagnostics, Inc.	858,805

		4,914,172

	Household Durables — 0.6%
18,230	Garmin, Ltd.	551,640

	Household Products — 2.0%
14,109	Church & Dwight, Inc.	802,520
16,987	Kimberly-Clark Corp.	1,038,925

		1,841,445

	Insurance — 4.2%
22,032	Aflac, Inc.	914,108
27,954	American Financial Group, Inc.	687,668
12,093	AON Corp.	465,701
42,877	Progressive Corp. (The)[1]	686,032
55,825	Unum Group	1,113,709

		3,867,218

	Internet Software & Services — 1.5%
61,208	eBay, Inc.[1]	1,363,102

	IT Services — 2.0%
25,585	Accenture PLC - Class A	948,692
20,912	DST Systems, Inc.[1,2]	872,239

		1,820,931

	Life Sciences Tools & Services — 2.6%
11,455	Mettler-Toledo International, Inc.[1]	1,116,863
22,103	Waters Corp.[1]	1,269,375

		2,386,238

	Machinery — 0.6%
5,972	Flowserve Corp.	586,510

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2009

Shares		Value

COMMON STOCKS* — (Continued)
	Media — 2.5%
52,183	Comcast Corp. - Class A	$756,653
16,820	McGraw-Hill Cos. (The), Inc.	484,080
34,910	Time Warner, Inc.	1,051,489

		2,292,222

	Metals & Mining — 0.6%
14,528	Cliffs Natural Resources, Inc.	516,761

	Multi-Utilities — 1.8%
37,363	NiSource, Inc.	482,730
22,706	Sempra Energy	1,168,224

		1,650,954

	Oil, Gas & Consumable Fuels — 6.4%
15,525	Chevron Corp.	1,188,283
19,933	Consol Energy, Inc.	853,332
12,403	Exxon Mobil Corp.	888,923
30,637	Marathon Oil Corp.	979,465
30,163	Peabody Energy Corp.	1,194,153
41,318	Valero Energy Corp.	747,856

		5,852,012

	Personal Products — 1.1%
28,896	Herbalife, Ltd.	972,350

	Pharmaceuticals — 3.3%
28,060	Eli Lilly & Co.	954,321
52,261	Endo Pharmaceuticals Holdings, Inc.[1]	1,170,646
33,806	Forest Laboratories, Inc.[1]	935,412

		3,060,379

	Real Estate Investment Trusts — 1.6%
31,772	Plum Creek Timber Co., Inc.	994,146
6,691	Public Storage	492,458

		1,486,604

	Road & Rail — 1.2%
26,418	CSX Corp.	1,114,311

	Semiconductors & Semiconductor Equipment — 1.7%
17,262	Analog Devices, Inc.	442,425
46,954	Texas Instruments, Inc.	1,101,071

		1,543,496

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2009

Shares		Value

COMMON STOCKS* — (Continued)
	Software — 4.1%
36,642	Microsoft Corp.	$1,016,083
40,628	Oracle Corp.	857,251
24,469	Sybase, Inc.[1,2]	967,993
54,203	Symantec Corp.[1]	952,889

		3,794,216

	Specialty Retail — 3.4%
5,728	Aeropostale, Inc.[1]	214,972
6,285	Autozone, Inc.[1,2]	850,424
40,001	Gap, Inc. (The)	853,621
13,187	Ross Stores, Inc.	580,360
17,169	TJX Cos., Inc. (The)	641,262

		3,140,639

	Textiles, Apparel & Luxury Goods — 0.8%
10,402	Polo Ralph Lauren Corp. - Class A	774,117

	Thrifts & Mortgage Finance — 1.0%
72,741	Hudson City Bancorp, Inc.	955,817

	Tobacco — 2.1%
52,338	Altria Group, Inc.	947,841
20,596	Reynolds American, Inc.	998,494

		1,946,335

	Trading Companies & Distributors — 0.6%
5,515	WW Grainger, Inc.	516,921

	Wireless Telecommunication Services — 1.2%
29,464	American Tower Corp. - Class A1	1,084,865

	TOTAL COMMON STOCKS (Cost $84,061,860)	91,419,752

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2009

Face
Amount		Value

REPURCHASE AGREEMENT* — 0.3%
$243,962	With State Street Bank and Trust Co., dated 10/30/09, 0.01%, principal and interest in the amount of $243,962, due 11/2/09 (collateralized by a FN security with a par value of $246,927, coupon rate of 4.000%, due 12/25/24, market value of $251,786)	$243,962

	TOTAL REPURCHASE AGREEMENT (Cost $243,962)	243,962

INVESTMENT OF SECURITY LENDING COLLATERAL* — 4.9%
4,500,253	State Street Navigator Securities Lending Prime Portfolio	4,500,253

	TOTAL INVESTMENTS OF SECURITY LENDING COLLATERAL (Cost $4,500,253)	4,500,253

TOTAL INVESTMENTS (Cost $88,806,075)[3]	104.8%	$96,163,967
LIABILITIES IN EXCESS OF OTHER ASSETS	(4.8)	(4,369,565)

NET ASSETS	100.0%	$91,794,402

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 5.
[3]	Aggregate cost for federal tax purposes was $88,806,076.
Abbreviations:
FN — Federal National Mortgage Association

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2009

INDUSTRY DIVERSIFICATION

On October 31, 2009, industry diversification of the Portfolio was as follows (Unaudited):
	% of
	Net Assets	Value

INDUSTRIES:
Computers & Peripherals	7.0	6,393,868
Oil, Gas & Consumable Fuels	6.4	5,852,012
Health Care Providers & Services	5.4	4,914,172
Energy Equipment & Services	5.3	4,913,667
Aerospace & Defense	5.0	4,619,127
Food Products	4.6	4,203,020
Insurance	4.2	3,867,218
Software	4.1	3,794,216
Specialty Retail	3.4	3,140,639
Pharmaceuticals	3.3	3,060,379
Chemicals	3.3	3,042,030
Capital Markets	3.2	2,942,931
Life Sciences Tools & Services	2.6	2,386,238
Media	2.5	2,292,222
Tobacco	2.1	1,946,335
Household Products	2.0	1,841,445
IT Services	2.0	1,820,931
Biotechnology	1.8	1,659,942
Construction & Engineering	1.8	1,655,118
Food & Staples Retailing	1.8	1,651,458
Multi-Utilities	1.8	1,650,954
Electric Utilities	1.7	1,553,224
Semiconductors & Semiconductor Equipment	1.7	1,543,496
Real Estate Investment Trusts	1.6	1,486,604
Gas Utilities	1.6	1,447,994
Internet Software & Services	1.5	1,363,102
Containers & Packaging	1.5	1,359,897
Diversified Consumer Services	1.4	1,274,463
Road & Rail	1.2	1,114,311
Consumer Finance	1.2	1,111,919
Wireless Telecommunication Services	1.2	1,084,865
Diversified Financial Services	1.1	1,017,225
Electrical Equipment	1.1	974,192
Personal Products	1.1	972,350
Thrifts & Mortgage Finance	1.0	955,817
Commercial Banks	1.0	944,565
Diversified Telecommunication Services	1.0	929,599
Air Freight & Logistics	1.0	884,846
Communications Equipment	0.9	807,412
Textiles, Apparel & Luxury Goods	0.8	774,117

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2009

On October 31, 2009, industry diversification of the Portfolio was as follows (Unaudited):
	% of
	Net Assets	Value

Machinery	0.6	586,510
Household Durables	0.6	551,640
Trading Companies & Distributors	0.6	516,921
Metals & Mining	0.6	516,761

TOTAL COMMON STOCKS	99.6%	$91,419,752
REPURCHASE AGREEMENTS	0.3	243,962
INVESTMENTS OF SECURITY LENDING COLLATERAL	4.9	4,500,253

TOTAL INVESTMENTS	104.8%	$96,163,967

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2009

Shares		Value

COMMON STOCKS* — 99.1%
	Aerospace & Defense — 4.7%
2,900	Alliant Techsystems, Inc.[1]	$225,562
11,883	Goodrich Corp.	645,841
5,877	Lockheed Martin Corp.	404,279
17,410	Raytheon Co.	788,325

		2,064,007

	Air Freight & Logistics — 2.0%
15,686	CH Robinson Worldwide, Inc.	864,455

	Beverages — 2.0%
46,529	Coca-Cola Enterprises, Inc.	887,308

	Biotechnology — 5.5%
15,316	Amgen, Inc.[1]	822,929
18,391	Biogen Idec, Inc.[1]	774,813
4	Genzyme Corp.[1]	202
19,719	Gilead Sciences, Inc.[1]	839,043

		2,436,987

	Capital Markets — 0.4%
11,134	Charles Schwab Corp. (The)	193,064

	Chemicals — 2.8%
7,805	CF Industries Holdings, Inc.	649,767
8,554	Lubrizol Corp. (The)	569,354

		1,219,121

	Communications Equipment — 3.3%
11,266	F5 Networks, Inc.[1]	505,731
9,129	Juniper Networks, Inc.[1]	232,881
17,026	Qualcomm, Inc.	705,046

		1,443,658

	Computers & Peripherals — 11.1%
7,385	Apple, Inc.[1]	1,392,072
26,472	Hewlett-Packard Co.	1,256,361
7,192	International Business Machines Corp.	867,427
41,339	Western Digital Corp.[1]	1,392,298

		4,908,158

	Construction & Engineering — 2.4%
15,826	Fluor Corp.	702,991
14,440	Shaw Group, Inc. (The)[1]	370,530

		1,073,521

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2009

Shares		Value

COMMON STOCKS* — (Continued)
	Consumer Finance — 1.0%
12,403	American Express Co.	$432,121

	Containers & Packaging — 2.9%
8,921	Ball Corp.	440,073
35,928	Pactiv Corp.[1]	829,577

		1,269,650

	Diversified Consumer Services — 3.0%
11,652	Apollo Group, Inc. - Class A1	665,329
8,531	DeVry, Inc.	471,679
2,160	ITT Educational Services, Inc.[1]	195,156

		1,332,164

	Electric Utilities — 1.6%
23,614	PPL Corp.	695,196

	Energy Equipment & Services — 3.7%
5,866	Cameron International Corp.[1]	216,866
14,830	Pride International, Inc.[1]	438,375
15,938	Schlumberger, Ltd.	991,343

		1,646,584

	Food & Staples Retailing — 2.1%
18,222	Wal-Mart Stores, Inc.	905,269

	Food Products — 4.6%
28,769	Archer-Daniels-Midland Co.	866,522
9,076	Flowers Foods, Inc.	212,016
18,504	Kellogg Co.	953,696

		2,032,234

	Health Care Providers & Services — 8.4%
26,221	Humana, Inc.[1]	985,385
5,857	Laboratory Corp. of America Holdings[1]	403,489
15,698	McKesson Corp.	921,944
16,820	Mednax, Inc.[1]	873,294
9,048	Quest Diagnostics, Inc.	506,055

		3,690,167

	Hotels, Restaurants & Leisure — 0.6%
9,436	Darden Restaurants, Inc.	286,005

	Household Products — 2.8%
14,310	Church & Dwight, Inc.	813,953
7,148	Energizer Holdings, Inc.[1]	435,099

		1,249,052

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2009

Shares		Value

COMMON STOCKS* — (Continued)
	Insurance — 2.0%
16,544	Aflac, Inc.	$686,410
9,390	Arthur J Gallagher & Co.	209,491

		895,901

	Internet Software & Services — 2.9%
57,775	eBay, Inc.[1]	1,286,649

	IT Services — 1.4%
14,306	DST Systems, Inc.[1]	596,703

	Life Sciences Tools & Services — 1.3%
8,823	Millipore Corp.[1]	591,229

	Machinery — 1.5%
6,643	Flowserve Corp.	652,409

	Multi-line Retail — 1.8%
17,712	Dollar Tree, Inc.[1]	799,343

	Oil, Gas & Consumable Fuels — 2.2%
25,027	Peabody Energy Corp.	990,819

	Personal Products — 3.0%
39,852	Herbalife, Ltd.	1,341,020

	Real Estate Investment Trusts — 1.0%
11,120	Rayonier, Inc.	429,010

	Road & Rail — 1.2%
16,290	Con-way, Inc.	537,407

	Semiconductors & Semiconductor Equipment — 4.1%
39,715	Broadcom Corp. - Class A1	1,056,816
32,030	Texas Instruments, Inc.	751,104

		1,807,920

	Software — 7.7%
53,123	CA, Inc.	1,111,333
38,811	Oracle Corp.	818,912
39,530	Red Hat, Inc.[1]	1,020,270
11,420	Sybase, Inc.[1]	451,775

		3,402,290

	Specialty Retail — 2.6%
4,213	Autozone, Inc.[1]	570,061
9,638	Staples, Inc.	209,145
10,232	TJX Cos., Inc. (The)	382,165

		1,161,371

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2009

Shares/
Face Amount		Value

COMMON STOCKS* — (Continued)
	Thrifts & Mortgage Finance — 0.5%
17,508	Hudson City Bancorp, Inc.	$230,055

	Tobacco — 1.0%
25,312	Altria Group, Inc.	458,400

	TOTAL COMMON STOCKS (Cost $38,420,772)	43,809,247

REPURCHASE AGREEMENT* — 0.8%
$346,441	With State Street Bank and Trust Co., dated 10/30/09, 0.01%, principal and interest in the amount of $346,441, due 11/2/09, (collateralized by a FNR security with a par value of $350,636, coupon rate of 4.000%, due 12/25/24, market value of $357,535)	346,441

	TOTAL REPURCHASE AGREEMENT (Cost $346,441)	346,441

TOTAL INVESTMENTS (Cost $38,767,213)[2]	99.9%	$44,155,688

OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	25,989

NET ASSETS	100.0%	$44,181,677

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Aggregate cost for federal tax purposes was $38,784,238.
Abbreviations:
FNR — Federal National Mortgage Association REMIC

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2009

INDUSTRY DIVERSIFICATION

On October 31, 2009, industry diversification of the Portfolio was as follows (Unaudited):
	% of
	Net Assets	Value

INDUSTRIES:
Computers & Peripherals	11.1	$4,908,158
Health Care Providers & Services	8.4	3,690,167
Software	7.7	3,402,290
Biotechnology	5.5	2,436,987
Aerospace & Defense	4.7	2,064,007
Food Products	4.6	2,032,234
Semiconductors & Semiconductor Equipment	4.1	1,807,920
Energy Equipment & Services	3.7	1,646,584
Communications Equipment	3.3	1,443,658
Personal Products	3.0	1,341,020
Diversified Consumer Services	3.0	1,332,164
Internet Software & Services	2.9	1,286,649
Containers & Packaging	2.9	1,269,650
Household Products	2.8	1,249,052
Chemicals	2.8	1,219,121
Specialty Retail	2.6	1,161,371
Construction & Engineering	2.4	1,073,521
Oil, Gas & Consumable Fuels	2.2	990,819
Food & Staples Retailing	2.1	905,269
Insurance	2.0	895,901
Beverages	2.0	887,308
Air Freight & Logistics	2.0	864,455
Multi-line Retail	1.8	799,343
Electric Utilities	1.6	695,196
Machinery	1.5	652,409
IT Services	1.4	596,703
Life Sciences Tools & Services	1.3	591,229
Road & Rail	1.2	537,407
Tobacco	1.0	458,400
Consumer Finance	1.0	432,121
Real Estate Investment Trusts	1.0	429,010
Hotels, Restaurants & Leisure	0.6	286,005
Thrifts & Mortgage Finance	0.5	230,055
Capital Markets	0.4	193,064

TOTAL COMMON STOCKS	99.1%	$43,809,247
REPURCHASE AGREEMENTS	0.8	346,441

TOTAL INVESTMENTS	99.9%	$44,155,688

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2009

Shares		Value

COMMON STOCKS* — 92.2%
	Aerospace & Defense — 4.3%
2,260	General Dynamics Corp.[1]	$141,702
3,520	Lockheed Martin Corp.[1]	242,141
7,300	Northrop Grumman Corp.[1]	365,949

		749,792

	Air Freight & Logistics — 1.2%
3,940	CH Robinson Worldwide, Inc.[1]	217,133

	Beverages — 1.0%
9,660	Coca-Cola Enterprises, Inc.[1]	184,216

	Biotechnology — 1.0%
3,140	Amgen, Inc.[1,2]	168,712

	Capital Markets — 3.2%
11,000	Federated Investors, Inc. - Class B1	288,750
16,280	Knight Capital Group, Inc. - Class A1,2	274,318

		563,068

	Chemicals — 1.0%
2,065	CF Industries Holdings, Inc.[1]	171,911

	Commercial Banks — 1.0%
8,880	Oriental Financial Group[1]	94,572
4,260	Trustmark Corp.[1]	80,727

		175,299

	Commercial Services & Supplies — 0.9%
2,900	ATC Technology Corp.[1,2]	60,610
4,340	Sykes Enterprises, Inc.[1,2]	103,032

		163,642

	Communications Equipment — 2.4%
17,220	Plantronics, Inc.	415,174

	Computers & Peripherals — 3.9%
2,160	Apple, Inc.[1,2]	407,160
600	International Business Machines Corp.[1]	72,366
6,300	Western Digital Corp.[1,2]	212,184

		691,710

	Construction & Engineering — 2.8%
6,160	EMCOR Group, Inc.[1,2]	145,499
6,480	Fluor Corp.[1]	287,842
3,340	KBR, Inc.[1]	68,370

		501,711

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2009

Shares		Value

COMMON STOCKS* — (Continued)
	Consumer Finance — 1.9%
4,900	Cash America International, Inc.[1]	$148,274
5,080	Ezcorp, Inc. - Class A1,2	65,887
4,820	World Acceptance Corp.[1,2]	120,934

		335,095

	Diversified Consumer Services — 1.7%
3,020	Apollo Group, Inc. - Class A1,2	172,442
1,360	ITT Educational Services, Inc.[1,2]	122,876

		295,318

	Diversified Telecommunication Services — 1.0%
6,260	Verizon Communications, Inc.[1]	185,233

	Electric Utilities — 0.9%
3,520	FirstEnergy Corp.[1]	152,346

	Electrical Equipment — 0.9%
5,240	EnerSys[1,2]	115,804
1,820	Woodward Governor Co.[1]	42,788

		158,592

	Energy Equipment & Services — 3.1%
3,420	Diamond Offshore Drilling, Inc.[1]	325,755
4,200	Oceaneering International, Inc.[1,2]	214,620

		540,375

	Food & Staples Retailing — 2.4%
6,800	BJ’s Wholesale Club, Inc.[1,2]	238,204
5,820	Casey’s General Stores, Inc.[1]	183,505

		421,709

	Food Products — 1.5%
9,060	Darling International, Inc.[1,2]	62,967
1,760	Lancaster Colony Corp.[1]	85,501
2,120	Ralcorp Holdings, Inc.[1,2]	113,844

		262,312

	Health Care Providers & Services — 2.4%
7,180	McKesson Corp.[1]	421,681

	Hotels, Restaurants & Leisure — 1.6%
7,020	WMS Industries, Inc.[1,2]	280,660

	Household Durables — 0.8%
10,260	Newell Rubbermaid, Inc.[1]	148,873

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2009

Shares		Value

COMMON STOCKS* — (Continued)
	Household Products — 0.9%
2,860	Church & Dwight, Inc.[1]	$162,677

	Insurance — 5.1%
2,920	Aflac, Inc.[1]	121,151
10,660	Allstate Corp.[1]	315,216
11,561	American Financial Group, Inc.[1]	284,400
8,660	Unum Group[1]	172,767

		893,534

	Internet Software & Services — 3.6%
15,260	Earthlink, Inc.[1]	123,606
19,140	eBay, Inc.[1,2]	426,248
4,460	j2 Global Communications, Inc.[1,2]	91,207

		641,061

	IT Services — 2.5%
9,660	MAXIMUS, Inc.	446,872

	Machinery — 5.0%
4,320	Flowserve Corp.	424,267
14,740	Force Protection, Inc.[1,2]	64,856
7,600	Joy Global, Inc.	383,116

		872,239

	Media — 4.3%
22,180	Comcast Corp. - Class A1	321,610
3,400	DIRECTV Group, Inc. (The)[1,2]	89,420
16,460	Gannett Co., Inc.[1]	161,637
6,180	Time Warner, Inc.[1]	186,142

		758,809

	Multi-line Retail — 2.6%
6,840	Big Lots, Inc.[1,2]	171,342
6,300	Dollar Tree, Inc.[1,2]	284,319

		455,661

	Multi-Utilities — 3.1%
15,000	CMS Energy Corp.[1]	199,500
6,660	Sempra Energy[1]	342,657

		542,157

	Oil, Gas & Consumable Fuels — 2.8%
3,200	Chevron Corp.[1]	244,928
3,480	Exxon Mobil Corp.[1]	249,412

		494,340

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2009

Shares		Value

COMMON STOCKS* — (Continued)
	Paper & Forest Products — 1.1%
8,560	International Paper Co.[1]	$190,974

	Pharmaceuticals — 3.0%
9,840	Eli Lilly & Co.[1]	334,658
8,860	Endo Pharmaceuticals Holdings, Inc.[1,2]	198,464

		533,122

	Professional Services — 1.7%
3,960	Corporate Executive Board Co. (The)[1]	95,080
4,700	Watson Wyatt Worldwide, Inc. - Class A1	204,826

		299,906

	Real Estate Investment Trusts — 1.7%
5,940	Annaly Capital Management, Inc.[1]	100,445
1,600	Essex Property Trust, Inc.[1]	120,288
2,100	Rayonier, Inc.[1]	81,018

		301,751

	Semiconductors & Semiconductor Equipment — 2.4%
15,820	Broadcom Corp. - Class A2	420,970

	Software — 2.9%
15,880	CA, Inc.[1]	332,209
10,300	Quest Software, Inc.[1,2]	172,731

		504,940

	Specialty Retail — 3.7%
8,000	Best Buy Co., Inc.[1]	305,440
16,200	Gap, Inc. (The)[1]	345,708

		651,148

	Textiles, Apparel & Luxury Goods — 2.7%
1,580	Deckers Outdoor Corp.[1,2]	141,679
8,500	Phillips-Van Heusen Corp.[1]	341,275

		482,954

	Trading Companies & Distributors — 2.2%
4,140	WW Grainger, Inc.[1]	388,042

	TOTAL COMMON STOCKS (Cost $13,815,644)	16,245,719

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2009

Shares/
Face Amount		Value

REPURCHASE AGREEMENT* — 1.7%
$296,634	With State Bank and Trust Co., dated 10/30/09, 0.01%, principal and interest in the amount of $296,634 due 11/2/09, (collateralized by a FNR security with a par value of $301,251, coupon rate of 4.000%, due 12/25/24, market value of $307,178)	$296,634

	TOTAL REPURCHASE AGREEMENTS (Cost $296,634)	296,634

TOTAL LONG INVESTMENTS (Cost $14,102,489)	93.9%	$16,542,353

COMMON STOCKS SOLD SHORT* — (58.9)%
	Aerospace & Defense — (1.9)%
(5,820)	Curtiss-Wright Corp.	(173,552)
(6,580)	Moog, Inc. - Class A2	(164,303)

		(337,855)

	Beverages — (0.3)%
(1,860)	Central European Distribution Corp.[2]	(57,864)

	Biotechnology — (0.3)%
(7,740)	Alkermes, Inc.[2]	(61,688)

	Capital Markets — (0.3)%
(2,220)	Bank of New York Mellon Corp.	(59,185)

	Chemicals — (0.4)%
(1,520)	Mosaic Co. (The)	(71,030)

	Commercial Banks — (0.7)%
(1,240)	IBERIABANK Corp.	(53,704)
(5,120)	Pinnacle Financial Partners, Inc.[2]	(65,024)

		(118,728)

	Commercial Services & Supplies — (0.9)%
(5,140)	Waste Connections, Inc.[2]	(161,550)

	Communications Equipment — (2.0)%
(5,960)	Blue Coat Systems, Inc.[2]	(132,789)
(7,780)	Viasat, Inc.[2]	(226,787)

		(359,576)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2009

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)
	Construction Materials — (0.6)%
(560)	Martin Marietta Materials, Inc.	$(46,659)
(1,460)	Vulcan Materials Co.	(67,204)

		(113,863)

	Distributors — (0.8)%
(8,540)	LKQ Corp.[2]	(147,486)

	Diversified Consumer Services — (0.6)%
(4,082)	Weight Watchers International, Inc.	(108,214)

	Diversified Financial Services — (3.3)%
(640)	CME Group, Inc.	(193,670)
(7,780)	Leucadia National Corp.[2]	(174,817)
(6,140)	Pico Holdings, Inc.[2]	(208,392)

		(576,879)

	Electric Utilities — (1.5)%
(12,760)	Duke Energy Corp.	(201,863)
(3,260)	Empire District Electric Co. (The)	(58,876)

		(260,739)

	Electrical Equipment — (3.1)%
(6,120)	AMETEK, Inc.	(213,527)
(6,680)	Baldor Electric Co.	(172,678)
(2,840)	Franklin Electric Co., Inc.	(77,475)
(1,520)	Roper Industries, Inc.	(76,836)

		(540,516)

	Electronic Equipment, Instruments & Components — (2.4)%
(4,540)	Itron, Inc.[2]	(272,582)
(10,860)	L-1 Identity Solutions, Inc.[2]	(64,182)
(3,080)	Rogers Corp.[2]	(79,926)

		(416,690)

	Energy Equipment & Services — (0.9)%
(6,640)	Hornbeck Offshore Services, Inc.[2]	(161,418)

	Food & Staples Retailing — (1.1)%
(7,280)	Ruddick Corp.	(194,522)

	Food Products — (1.1)%
(6,580)	Corn Products International, Inc.	(185,424)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2009

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)
	Health Care Equipment & Supplies — (1.2)%
(2,300)	Inverness Medical Innovations, Inc.[2]	$(87,423)
(3,460)	NuVasive, Inc.[2]	(125,563)

		(212,986)

	Hotels, Restaurants & Leisure — (1.9)%
(9,080)	Choice Hotels International, Inc.	(270,766)
(7,440)	Pinnacle Entertainment, Inc.[2]	(62,868)

		(333,634)

	Household Durables — (0.9)%
(9,600)	Toll Brothers, Inc.[2]	(166,272)

	Independent Power Producers & Energy Traders — (0.7)%
(3,100)	Ormat Technologies, Inc.	(117,180)

	Industrial Conglomerates — (1.1)%
(8,280)	Otter Tail Corp.	(192,593)

	Insurance — (1.3)%
(6,240)	Hilltop Holdings, Inc.[2]	(73,882)
(480)	Markel Corp.[2]	(154,896)

		(228,778)

	Internet Software & Services — (1.5)%
(5,680)	Digital River, Inc.[2]	(129,674)
(8,320)	Yahoo!, Inc.[2]	(132,288)

		(261,962)

	IT Services — (1.9)%
(12,380)	Acxiom Corp.[2]	(142,122)
(8,600)	NeuStar, Inc. - Class A2	(198,660)

		(340,782)

	Life Sciences Tools & Services — (1.1)%
(13,080)	Luminex Corp.[2]	(192,538)

	Machinery — (5.9)%
(6,280)	CLARCOR, Inc.	(184,820)
(4,340)	Deere & Co.	(197,687)
(3,260)	Donaldson Co., Inc.	(116,284)
(2,620)	Graco, Inc.	(72,155)
(2,120)	IDEX Corp.	(60,272)
(6,000)	Kaydon Corp.	(209,940)
(8,860)	RBC Bearings, Inc.[2]	(190,579)

		(1,031,737)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2009

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)
	Media — (4.0)%
(9,664)	Arbitron, Inc.	$(209,515)
(2,080)	Morningstar, Inc.[2]	(106,122)
(15,360)	Regal Entertainment Group - Class A	(193,690)
(460)	Washington Post Co. (The)	(198,720)

		(708,047)

	Multi-Utilities — (0.3)%
(2,420)	Black Hills Corp.	(58,975)

	Oil, Gas & Consumable Fuels — (2.3)%
(3,940)	Carrizo Oil & Gas, Inc.[2]	(91,329)
(18,320)	Crosstex Energy, Inc.	(102,958)
(2,180)	Goodrich Petroleum Corp.[2]	(55,961)
(7,300)	Penn Virginia Corp.	(147,825)

		(398,073)

	Pharmaceuticals — (0.3)%
(3,240)	XenoPort, Inc.[2]	(54,140)

	Professional Services — (1.0)%
(2,220)	Dun & Bradstreet Corp. (The)	(169,963)

	Real Estate Investment Trusts — (1.6)%
(20,001)	UDR, Inc.	(287,614)

	Real Estate Management & Development — (0.5)%
(1,780)	Jones Lang Lasalle, Inc.	(83,393)

	Semiconductors & Semiconductor Equipment — (1.2)%
(9,080)	Diodes, Inc.[2]	(148,731)
(3,680)	Formfactor, Inc.[2]	(62,523)

		(211,254)

	Software — (3.4)%
(2,780)	Blackboard, Inc.[2]	(98,607)
(2,120)	Concur Technologies, Inc.[2]	(75,557)
(13,740)	EPIQ Systems, Inc.[2]	(173,261)
(5,180)	Netscout Systems, Inc.[2]	(63,662)
(2,920)	Progress Software Corp.[2]	(67,452)
(10,960)	Tivo, Inc.[2]	(119,245)

		(597,784)

	Specialty Retail — (2.6)%
(2,820)	Lowe’s Cos., Inc.	(55,187)
(6,200)	Tiffany & Co.	(243,598)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2009

Shares	Value

COMMON STOCKS SOLD SHORT* — (Continued)
Specialty Retail — (Continued)
(11,253)	Zumiez, Inc.[2]	$(151,578)

(450,363)

Textiles, Apparel & Luxury Goods — (0.9)%
(4,320)	Columbia Sportswear Co.	(164,376)

Trading Companies & Distributors — (1.1)%
(6,960)	GATX Corp.	(189,173)

TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(12,319,499))	(10,384,844)

TOTAL SHORT INVESTMENTS (Proceeds $(12,319,499))	(58.9)%	$(10,384,844)

TOTAL INVESTMENTS (Cost $1,782,990)[3]	35.0%	$6,157,509
OTHER ASSETS IN EXCESS OF LIABILITIES	65.0	11,457,520

NET ASSETS	100.0%	$17,615,029

*	Percentages indicated are based on net assets.
[1]	All or a portion of security pledged as collateral for securities sold short.
[2]	Non income-producing security.
[3]	Aggregate cost for federal tax purposes was $1,892,794.
Abbreviations:
FNR — Federal National Mortgage Association REMIC

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2009

INDUSTRY DIVERSIFICATION

On October 31, 2009, industry diversification of the Portfolio was as follows (Unaudited):
	% of
	Net Assets	Value

INDUSTRIES:
Long Positions:
Insurance	5.1%	$893,534
Machinery	5.0	872,239
Media	4.3	758,809
Aerospace & Defense	4.3	749,792
Computers & Peripherals	3.9	691,710
Specialty Retail	3.7	651,148
Internet Software & Services	3.6	641,061
Capital Markets	3.2	563,068
Multi-Utilities	3.1	542,157
Energy Equipment & Services	3.1	540,375
Pharmaceuticals	3.0	533,122
Software	2.9	504,940
Construction & Engineering	2.8	501,711
Oil, Gas & Consumable Fuels	2.8	494,340
Textiles, Apparel & Luxury Goods	2.7	482,954
Multi-line Retail	2.6	455,661
IT Services	2.5	446,872
Food & Staples Retailing	2.4	421,709
Health Care Providers & Services	2.4	421,681
Semiconductors & Semiconductor Equipment	2.4	420,970
Communications Equipment	2.4	415,174
Trading Companies & Distributors	2.2	388,042
Consumer Finance	1.9	335,095
Real Estate Investment Trusts	1.7	301,751
Professional Services	1.7	299,906
Diversified Consumer Services	1.7	295,318
Hotels, Restaurants & Leisure	1.6	280,660
Food Products	1.5	262,312
Air Freight & Logistics	1.2	217,133
Paper & Forest Products	1.1	190,974
Diversified Telecommunication Services	1.0	185,233
Beverages	1.0	184,216
Commercial Banks	1.0	175,299
Chemicals	1.0	171,911
Biotechnology	1.0	168,712
Commercial Services & Supplies	0.9	163,642
Household Products	0.9	162,677
Electrical Equipment	0.9	158,592
Electric Utilities	0.9	152,346
Household Durables	0.8	148,873

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2009

On October 31, 2009, industry diversification of the Portfolio was as follows (Unaudited):
	% of
	Net Assets	Value

Short Positions:
Pharmaceuticals	(0.3)%	$(54,140)
Beverages	(0.3)	(57,864)
Multi-Utilities	(0.3)	(58,975)
Capital Markets	(0.3)	(59,185)
Biotechnology	(0.3)	(61,688)
Chemicals	(0.4)	(71,030)
Real Estate Management & Development	(0.5)	(83,393)
Diversified Consumer Services	(0.6)	(108,214)
Construction Materials	(0.6)	(113,863)
Independent Power Producers & Energy Traders	(0.7)	(117,180)
Commercial Banks	(0.7)	(118,728)
Distributors	(0.8)	(147,486)
Energy Equipment & Services	(0.9)	(161,418)
Commercial Services & Supplies	(0.9)	(161,550)
Textiles, Apparel & Luxury Goods	(0.9)	(164,376)
Household Durables	(0.9)	(166,272)
Professional Services	(1.0)	(169,963)
Food Products	(1.1)	(185,424)
Trading Companies & Distributors	(1.1)	(189,173)
Life Sciences Tools & Services	(1.1)	(192,538)
Industrial Conglomerates	(1.1)	(192,593)
Food & Staples Retailing	(1.1)	(194,522)
Semiconductors & Semiconductor Equipment	(1.2)	(211,254)
Health Care Equipment & Supplies	(1.2)	(212,986)
Insurance	(1.3)	(228,778)
Electric Utilities	(1.5)	(260,739)
Internet Software & Services	(1.5)	(261,962)
Real Estate Investment Trusts	(1.6)	(287,614)
Hotels, Restaurants & Leisure	(1.9)	(333,634)
Aerospace & Defense	(1.9)	(337,855)
IT Services	(1.9)	(340,782)
Communications Equipment	(2.0)	(359,576)
Oil, Gas & Consumable Fuels	(2.3)	(398,073)
Electronic Equipment, Instruments & Components	(2.4)	(416,690)
Specialty Retail	(2.6)	(450,363)
Electrical Equipment	(3.1)	(540,516)
Diversified Financial Services	(3.3)	(576,879)
Software	(3.4)	(597,784)
Media	(4.0)	(708,047)
Machinery	(5.9)	(1,031,737)
TOTAL COMMON STOCKS	33.3%	$5,860,875

REPURCHASE AGREEMENT	1.7	296,634
TOTAL INVESTMENTS	35.0%	$6,157,509

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2009

Shares		Value

COMMON STOCKS* — 125.6%
	Aerospace & Defense — 6.6%
5,600	General Dynamics Corp.	$351,120
4,356	Goodrich Corp.[1]	236,748
4,120	Lockheed Martin Corp.[1]	283,415
4,020	Northrop Grumman Corp.[1]	201,523
6,300	Raytheon Co.[1]	285,264

		1,358,070

	Air Freight & Logistics — 1.5%
5,440	CH Robinson Worldwide, Inc.[1]	299,798

	Beverages — 2.2%
24,120	Coca-Cola Enterprises, Inc.[1]	459,968

	Biotechnology — 3.6%
4,540	Amgen, Inc.[1,2]	243,934
14,820	Cubist Pharmaceuticals, Inc.[1,2]	251,051
5,640	Gilead Sciences, Inc.[1,2]	239,982

		734,967

	Capital Markets — 1.8%
22,520	Knight Capital Group, Inc. — Class A1,2	379,462

	Chemicals — 2.4%
4,410	CF Industries Holdings, Inc.[1]	367,132
1,260	Eastman Chemical Co.[1]	66,163
980	Lubrizol Corp. (The)[1]	65,229

		498,524

	Communications Equipment — 3.8%
30,240	Arris Group, Inc.[1,2]	310,263
10,580	F5 Networks, Inc.[1,2]	474,936

		785,199

	Computers & Peripherals — 7.7%
2,479	Apple, Inc.[1,2]	467,292
1,800	International Business Machines Corp.[1]	217,098
16,515	Teradata Corp.[1,2]	460,438
13,340	Western Digital Corp.[1,2]	449,291

		1,594,119

	Construction & Engineering — 3.1%
2,440	Aecom Technology Corp.[1,2]	61,585
7,740	EMCOR Group, Inc.[2]	182,819
5,800	Fluor Corp.[1]	257,636
7,240	KBR, Inc.[1]	148,203

		650,243

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2009

Shares		Value

COMMON STOCKS* — (Continued)
	Consumer Finance — 0.9%
14,540	Ezcorp, Inc. — Class A1,2	$188,584

	Containers & Packaging — 1.1%
10,220	Pactiv Corp.[1,2]	235,980

	Diversified Consumer Services — 1.3%
4,840	Apollo Group, Inc. — Class A1,2	276,364

	Diversified Financial Services — 0.8%
3,880	Moody’s Corp.[1]	91,878
3,100	NYSE Euronext[1]	80,135

		172,013

	Diversified Telecommunication Services — 1.9%
8,760	CenturyTel, Inc.[1]	284,350
3,780	Verizon Communications, Inc.[1]	111,850

		396,200

	Electric Utilities — 1.4%
6,560	FirstEnergy Corp.[1]	283,917

	Electronic Equipment, Instruments & Components — 1.7%
13,964	Plexus Corp.[1,2]	353,289

	Energy Equipment & Services — 2.5%
3,342	Baker Hughes, Inc.[1]	140,598
3,540	Halliburton Co.[1]	103,403
6,460	Noble Corp.	263,181

		507,182

	Food & Staples Retailing — 1.6%
9,280	BJ’s Wholesale Club, Inc.[1,2]	325,078

	Food Products — 6.8%
9,700	Archer-Daniels-Midland Co.[1]	292,164
6,560	Campbell Soup Co.[1]	208,280
28,220	Darling International, Inc.[1,2]	196,129
2,000	Hershey Co. (The)[1]	75,580
2,820	J & J Snack Foods Corp.[1]	110,459
5,620	Lancaster Colony Corp.[1]	273,020
4,760	Ralcorp Holdings, Inc.[1,2]	255,612

		1,411,244

	Health Care Equipment & Supplies — 4.0%
10,520	Align Technology, Inc.[1,2]	165,374
20,220	Immucor, Inc.[1,2]	361,534
600	Intuitive Surgical, Inc.[1,2]	147,810

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2009

Shares		Value

COMMON STOCKS* — (Continued)
	Health Care Equipment & Supplies — (Continued)
3,740	Varian Medical Systems, Inc.[2]	$153,265

		827,983

	Health Care Providers & Services — 2.6%
10,620	Catalyst Health Solutions, Inc.[1,2]	333,149
3,620	McKesson Corp.[1]	212,603

		545,752

	Hotels, Restaurants & Leisure — 1.0%
4,935	WMS Industries, Inc.[1,2]	197,301

	Industrial Conglomerates — 1.2%
4,720	Carlisle Cos., Inc.[1]	146,509
4,360	McDermott International, Inc.[1,2]	96,923

		243,432

	Insurance — 14.5%
10,320	Aflac, Inc.[1]	428,177
9,820	American Financial Group, Inc.[1]	241,572
3,040	AON Corp.[1]	117,070
4,140	Arch Capital Group, Ltd.[1,2]	278,912
10,880	Aspen Insurance Holdings, Ltd.[1]	280,704
4,380	Chubb Corp. (The)[1]	212,518
10,100	HCC Insurance Holdings, Inc.[1]	266,539
3,520	PartnerRe, Ltd.[1]	269,210
21,460	Progressive Corp. (The)[1,2]	343,360
4,000	Torchmark Corp.[1]	162,400
4,380	Travelers Cos., Inc. (The)[1]	218,080
9,340	Unum Group[1]	186,333

		3,004,875

	Internet Software & Services — 1.8%
16,640	eBay, Inc.[1,2]	370,573

	IT Services — 1.9%
8,340	MAXIMUS, Inc.[1]	385,808

	Machinery — 4.2%
4,280	Flowserve Corp.	420,339
8,700	Joy Global, Inc.[1]	438,567

		858,906

	Media — 2.8%
18,340	Comcast Corp. — Class A1	265,930
10,420	Time Warner, Inc.	313,851

		579,781

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2009

Shares		Value

COMMON STOCKS* — (Continued)
	Multi-line Retail — 3.2%
9,930	Big Lots, Inc.[1,2]	$248,746
9,060	Dollar Tree, Inc.[1,2]	408,878

		657,624

	Multi-Utilities — 2.1%
4,460	Avista Corp.[1]	84,562
6,792	Sempra Energy[1]	349,448

		434,010

	Oil, Gas & Consumable Fuels — 9.0%
5,672	Chevron Corp.[1]	434,135
7,360	ConocoPhillips[1]	369,325
4,040	Exxon Mobil Corp.[1]	289,547
4,460	Murphy Oil Corp.[1]	272,684
2,510	Occidental Petroleum Corp.[1]	190,459
4,380	Peabody Energy Corp.[1]	173,404
2,720	World Fuel Services Corp.[1]	138,312

		1,867,866

	Paper & Forest Products — 1.5%
1,820	Domtar Corp.[1,2]	76,240
10,920	International Paper Co.[1]	243,625

		319,865

	Personal Products — 0.4%
3,780	Nu Skin Enterprises, Inc. - Class A1	86,033

	Pharmaceuticals — 6.9%
9,842	Eli Lilly & Co.[1]	334,726
18,560	Endo Pharmaceuticals Holdings, Inc.[1,2]	415,744
9,600	Forest Laboratories, Inc.[1,2]	265,632
11,680	Watson Pharmaceuticals, Inc.[1,2]	402,026

		1,418,128

	Professional Services — 1.4%
5,380	Corporate Executive Board Co. (The)[1]	129,174
3,620	Watson Wyatt Worldwide, Inc. - Class A1	157,759

		286,933

	Real Estate Investment Trusts — 3.2%
2,940	Alexandria Real Estate Equities, Inc.[1]	159,260
2,760	Essex Property Trust, Inc.[1]	207,497
7,580	Rayonier, Inc.[1]	292,436

		659,193

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2009

Shares/
Face Amount		Value

COMMON STOCKS* — (Continued)
	Semiconductors & Semiconductor Equipment — 2.6%
15,426	Broadcom Corp. - Class A1,2	$410,486
16,500	Micrel, Inc.[1]	123,255

		533,741

	Software — 3.1%
9,060	CA, Inc.[1]	189,535
51,560	TIBCO Software, Inc.[1,2]	451,150

		640,685

	Specialty Retail — 4.4%
1,480	Best Buy Co., Inc.	56,506
21,226	Gap, Inc. (The)[1]	452,963
13,581	RadioShack Corp.[1]	229,383
4,760	TJX Cos., Inc. (The)[1]	177,786

		916,638

	Trading Companies & Distributors — 1.1%
2,440	WW Grainger, Inc.[1]	228,701

	TOTAL COMMON STOCKS (Cost $22,439,521)	25,974,029

REPURCHASE AGREEMENT* — 0.7%
$136,072	With State Street Bank and Trust Co., dated 10/30/09, 0.01%, principal and interest in the amount of $136,072, due 11/2/09 (collateralized by a FNR security with a par value of $138,279, coupon rate of 4.000%,due 12/25/24, market value of $141,000)	136,072

	TOTAL REPURCHASE AGREEMENT (Cost $136,072)	136,072

TOTAL LONG INVESTMENTS (Cost $22,575,593)	126.3%	$26,110,101

COMMON STOCKS SOLD SHORT* — (26.2)%
	Aerospace & Defense — (0.9)%
(3,063)	Curtiss-Wright Corp.	(91,339)
(3,960)	Moog, Inc. - Class A2	(98,881)

		(190,220)

	Biotechnology — (0.4)%
(1,840)	United Therapeutics Corp.[2]	(78,274)

	Capital Markets — (0.4)%
(3,060)	Bank of New York Mellon Corp.	(81,580)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2009

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)
	Commercial Services & Supplies — (0.6)%
(4,800)	Corrections Corp. of America[2]	$(114,912)

	Distributors — (0.4)%
(5,060)	LKQ Corp.[2]	(87,386)

	Diversified Consumer Services — (0.9)%
(2,464)	Matthews International Corp. - Class A	(90,503)
(3,340)	Weight Watchers International, Inc.	(88,543)

		(179,046)

	Diversified Financial Services — (1.6)%
(320)	CME Group, Inc.	(96,835)
(720)	IntercontinentalExchange, Inc.[2]	(72,137)
(4,700)	Leucadia National Corp.[2]	(105,609)
(3,140)	NASDAQ OMX Group, Inc. (The)[2]	(56,708)

		(331,289)

	Electric Utilities — (0.4)%
(5,620)	Duke Energy Corp.	(88,908)

	Electrical Equipment — (0.8)%
(1,900)	AMETEK, Inc.	(66,291)
(4,000)	Baldor Electric Co.	(103,400)

		(169,691)

	Electronic Equipment, Instruments & Components — (0.6)%
(2,000)	Itron, Inc.[2]	(120,080)

	Food & Staples Retailing — (0.4)%
(3,120)	Ruddick Corp.	(83,366)

	Food Products — (0.4)%
(2,920)	Corn Products International, Inc.	(82,286)

	Health Care Equipment & Supplies — (2.0)%
(2,120)	Inverness Medical Innovations, Inc.[2]	(80,581)
(2,040)	NuVasive, Inc.[2]	(74,031)
(3,000)	Thoratec Corp.[2]	(78,780)
(2,180)	West Pharmaceutical Services	(86,045)
(5,720)	Wright Medical Group, Inc.[2]	(92,950)

		(412,387)

	Health Care Providers & Services — (0.3)%
(3,680)	Emeritus Corp.[2]	(68,669)

	Hotels, Restaurants & Leisure — (0.7)%
(2,720)	Choice Hotels International, Inc.	(81,111)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2009

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)
	Hotels, Restaurants & Leisure — (Continued)
(2,720)	International Speedway Corp. - Class A	$(69,387)

		(150,498)

	Industrial Conglomerates — (0.5)%
(4,520)	Otter Tail Corp.	(105,135)

	Insurance — (0.7)%
(260)	Markel Corp.[2]	(83,902)
(2,420)	Zenith National Insurance Corp.	(69,043)

		(152,945)

	Internet Software & Services — (1.1)%
(6,006)	DealerTrack Holdings, Inc.[2]	(98,979)
(1,880)	Digital River, Inc.[2]	(42,921)
(920)	Equinix, Inc.[2]	(78,494)

		(220,394)

	IT Services — (0.4)%
(3,800)	NeuStar, Inc. - Class A2	(87,780)

	Machinery — (2.3)%
(3,140)	CLARCOR, Inc.	(92,410)
(2,280)	Deere & Co.	(103,854)
(2,520)	Donaldson Co., Inc.	(89,888)
(2,900)	Kaydon Corp.	(101,471)
(4,093)	RBC Bearings, Inc.[2]	(88,041)

		(475,664)

	Media — (1.7)%
(2,460)	Arbitron, Inc.	(53,333)
(1,720)	Morningstar, Inc.[2]	(87,754)
(8,266)	Regal Entertainment Group - Class A	(104,234)
(240)	Washington Post Co. (The)	(103,680)

		(349,001)

	Paper & Forest Products — (0.4)%
(2,395)	Weyerhaeuser Co.	(87,034)

	Personal Products — (0.4)%
(2,940)	Alberto-Culver Co.	(78,851)

	Pharmaceuticals — (0.3)%
(3,360)	XenoPort, Inc.[2]	(56,146)

	Professional Services — (0.4)%
(1,060)	Dun & Bradstreet Corp. (The)	(81,154)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2009

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)
	Real Estate Investment Trusts — (0.6)%
(8,083)	UDR, Inc.	$(116,233)

	Real Estate Management & Development — (0.6)%
(5,880)	CB Richard Ellis Group, Inc. - Class A2	(60,858)
(1,460)	Jones Lang Lasalle, Inc.	(68,401)

		(129,259)

	Road & Rail — (0.4)%
(2,740)	Genesee & Wyoming, Inc. - Class A2	(79,487)

	Semiconductors & Semiconductor Equipment — (0.6)%
(1,260)	Cabot Microelectronics Corp.[2]	(40,295)
(4,740)	Formfactor, Inc.[2]	(80,532)

		(120,827)

	Software — (3.3)%
(6,040)	EPIQ Systems, Inc.[2]	(76,164)
(4,160)	Net 1 UEPS Technologies, Inc.[2]	(72,759)
(6,260)	Netscout Systems, Inc.[2]	(76,935)
(5,740)	Nuance Communications, Inc.[2]	(75,252)
(3,700)	Progress Software Corp.[2]	(85,470)
(2,000)	Salesforce.com, Inc.[2]	(113,500)
(7,700)	Smith Micro Software, Inc.[2]	(69,916)
(8,300)	Tivo, Inc.[2]	(90,304)
(1,100)	Ultimate Software Group, Inc.[2]	(28,061)

		(688,361)

	Specialty Retail — (1.3)%
(3,480)	American Eagle Outfitters, Inc.	(60,865)
(12,220)	Bebe Stores, Inc.	(76,497)
(13,260)	Pacific Sunwear Of California, Inc.[2]	(80,091)
(3,891)	Zumiez, Inc.[2]	(52,412)

		(269,865)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2009

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)
	Trading Companies & Distributors — (0.4)%
(3,023)	GATX Corp.	$(82,165)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(6,385,177))	(5,418,893)

TOTAL SHORT INVESTMENTS (Proceeds $(6,385,177))	(26.2)%	$(5,418,893)

TOTAL INVESTMENTS (Cost $16,190,416)[3]	100.1%	$20,691,208

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(12,507)

NET ASSETS	100.0%	$20,678,701

*	Percentages indicated are based on net assets.
[1]	All or a portion of security pledged as collateral for securities sold short.
[2]	Non income-producing security.
[3]	Aggregate cost for federal tax purposes was $16,425,026.
Abbreviations:
FNR — Federal National Mortgage Association REMIC

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2009

INDUSTRY DIVERSIFICATION

On October 31, 2009, industry diversification of the Portfolio was as follows (Unaudited):
	% of
	Net Assets	Value

INDUSTRIES:
Long Positions:
Insurance	14.5	$3,004,875
Oil, Gas & Consumable Fuels	9.0	1,867,866
Computers & Peripherals	7.7	1,594,119
Pharmaceuticals	6.9	1,418,128
Food Products	6.8	1,411,244
Aerospace & Defense	6.6	1,358,070
Specialty Retail	4.4	916,638
Machinery	4.2	858,906
Health Care Equipment & Supplies	4.0	827,983
Communications Equipment	3.8	785,199
Biotechnology	3.6	734,967
Real Estate Investment Trusts	3.2	659,193
Multi-line Retail	3.2	657,624
Construction & Engineering	3.1	650,243
Software	3.1	640,685
Media	2.8	579,781
Health Care Providers & Services	2.6	545,752
Semiconductors & Semiconductor Equipment	2.6	533,741
Energy Equipment & Services	2.5	507,182
Chemicals	2.4	498,524
Beverages	2.2	459,968
Multi-Utilities	2.1	434,010
Diversified Telecommunication Services	1.9	396,200
IT Services	1.9	385,808
Capital Markets	1.8	379,462
Internet Software & Services	1.8	370,573
Electronic Equipment, Instruments & Components	1.7	353,289
Food & Staples Retailing	1.6	325,078
Paper & Forest Products	1.5	319,865
Air Freight & Logistics	1.5	299,798
Professional Services	1.4	286,933
Electric Utilities	1.4	283,917
Diversified Consumer Services	1.3	276,364
Industrial Conglomerates	1.2	243,432
Containers & Packaging	1.1	235,980
Trading Companies & Distributors	1.1	228,701
Hotels, Restaurants & Leisure	1.0	197,301
Consumer Finance	0.9	188,584

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2009

On October 31, 2009, industry diversification of the Portfolio was as follows (Unaudited):
	% of
	Net Assets	Value

Diversified Financial Services	0.8%	$172,013
Personal Products	0.4	86,033
Short Positions:
Pharmaceuticals	(0.3)	(56,146)
Health Care Providers & Services	(0.3)	(68,669)
Biotechnology	(0.4)	(78,274)
Personal Products	(0.4)	(78,851)
Road & Rail	(0.4)	(79,487)
Professional Services	(0.4)	(81,154)
Capital Markets	(0.4)	(81,580)
Trading Companies & Distributors	(0.4)	(82,165)
Food Products	(0.4)	(82,286)
Food & Staples Retailing	(0.4)	(83,366)
Paper & Forest Products	(0.4)	(87,034)
Distributors	(0.4)	(87,386)
IT Services	(0.4)	(87,780)
Electric Utilities	(0.4)	(88,908)
Industrial Conglomerates	(0.5)	(105,135)
Commercial Services & Supplies	(0.6)	(114,912)
Real Estate Investment Trusts	(0.6)	(116,233)
Electronic Equipment, Instruments & Components	(0.6)	(120,080)
Semiconductors & Semiconductor Equipment	(0.6)	(120,827)
Real Estate Management & Development	(0.6)	(129,259)
Hotels, Restaurants & Leisure	(0.7)	(150,498)
Insurance	(0.7)	(152,945)
Electrical Equipment	(0.8)	(169,691)
Diversified Consumer Services	(0.9)	(179,046)
Aerospace & Defense	(0.9)	(190,220)
Internet Software & Services	(1.1)	(220,394)
Specialty Retail	(1.3)	(269,865)
Diversified Financial Services	(1.6)	(331,289)
Media	(1.7)	(349,001)
Health Care Equipment & Supplies	(2.0)	(412,387)
Machinery	(2.3)	(475,664)
Software	(3.3)	(688,361)

TOTAL COMMON STOCKS	99.4%	$20,555,136
REPURCHASE AGREEMENT	0.7	136,072

TOTAL INVESTMENTS	100.1%	$20,691,208

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Notes to Financial Statements

1.	Organization and Significant Accounting Policies

The Glenmede Fund, Inc. (the “Fund”) consists of thirteen portfolios: the Government Cash Portfolio, the Tax-Exempt Cash Portfolio, the Core Fixed Income Portfolio, the Strategic Equity Portfolio, the Small Cap Equity Portfolio, the Large Cap Value Portfolio, the International Portfolio, the Philadelphia International Fund, the U.S. Emerging Growth Portfolio, the Large Cap 100 Portfolio, the Large Cap Growth Portfolio, the Long/Short Portfolio and the Total Market Portfolio (each, a “Portfolio” and collectively, the “Portfolios”). The Fund was incorporated in the State of Maryland on June 30, 1988, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Since January 2, 1998, the Small Cap Equity Portfolio has consisted of two classes of shares: the Advisor Class and the Institutional Class.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

Valuation of Securities: As permitted under Rule 2a-7 of the 1940 Act, securities held by the Government Cash and Tax-Exempt Cash Portfolios are valued by the “amortized cost” method of valuation, which approximates current value. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument.

Equity securities listed on a United States (“U.S.”) securities exchange for which market quotations are readily available are valued at the last quoted sale price as of the close of the exchange’s regular trading hours on the day the valuation is made. Price information on listed securities is taken from the exchange where the securities are primarily traded. Securities traded on the NASDAQ System are valued at the NASDAQ Official Closing Price (“NOCP”). Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an amount that does not exceed the asked price and is not less than the bid price. Securities listed on a foreign exchange and unlisted foreign securities are valued at the last quoted sales price available before the time when assets are valued.

Bonds and other fixed-income securities are valued at the most recent quoted bid price or, when exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price is used. In addition, bond and other fixed-income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula, when the Portfolio’s investment advisor believes such prices reflect the fair market value of such securities. Debt securities purchased by non-money market Portfolios with remaining maturities of 60 days or less are valued at amortized cost. Securities with remaining maturities exceeding 60 days are

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

valued at their market or fair value until the 61st day prior to maturity and are valued at amortized cost thereafter.

When market quotations are not readily available or events occur that make established valuation methods unreliable, securities and other assets are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Directors of the Fund (the “Board”). The fair value of securities is generally determined as the amount that a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount. In that regard, at October 31, 2009 substantially all foreign equity securities held by the International Portfolio and Philadelphia International Fund were fair valued using valuations provided by an independent valuation service.

Financial Accounting Standards Board Statement of Financial Accounting Standards ASC 820, “Fair Value Measurements” (“ASC 820”), is applicable to the Fund, effective November 1, 2008. ASC 820 defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others) or valuations based on quoted prices in markets that are not active

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.

The Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio, Large Cap Growth, Long/Short Portfolio, and Total Market Portfolio had all long-term investments with corresponding industries at Level 1 and all short-term investments at Level 2, at October 31, 2009. The Government Cash Portfolio and Tax-Exempt Portfolio had all long-term and short-term investments with corresponding industries at Level 2 at October 31, 2009.

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

The following is a summary of the inputs used as of October 31, 2009 in valuing the assets and liabilities of the Core Fixed Income Portfolio, International Portfolio and Philadelphia International Fund for which fair valuation was used:

Core Fixed Income Portfolio

ASSETS VALUATION INPUT

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Agency Notes
Federal Home Loan Bank	$7,357,147	$—	$—	$7,357,147

Total Agency Notes	7,357,147	—	—	7,357,147

Mortgage-Backed Securities
Federal Home Loan Mortgage Corporation	—	30,385,278	—	30,385,278
Federal National Mortgage Association	—	44,343,966	—	44,343,966
Government National Mortgage Association	—	39,699,326	—	39,699,326

Total Mortgage-Backed Securities	—	114,428,570	—	114,428,570

Government Guaranteed Corporate Notes	—	32,780,408	—	32,780,408
Corporate Notes	—	150,387,798	—	150,387,798
US Treasury Notes/Bonds	43,593,365	—	—	43,593,365
Repurchase Agreements	—	4,336,622	—	4,336,622
Investments of Security Lending Collateral	—	47,215,465	—	47,215,465

Total Investments	50,950,512	349,148,863	—	400,099,375

Total	$50,950,512	$349,148,863	$—	$400,099,375

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

International Portfolio

ASSETS VALUATION INPUT

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks
United Kingdom	$2,104,279	$87,110,341	$68,556	$89,283,176
Japan	—	51,345,429	—	51,345,429
France	—	49,160,901	—	49,160,901
Germany	—	40,495,803	—	40,495,803
Switzerland	—	21,685,421	—	21,685,421
Spain	—	19,809,310	—	19,809,310
Brazil	12,893,951	—	—	12,893,951
Italy	—	12,622,699	—	12,622,699
Norway	—	11,082,734	—	11,082,734
Netherlands	1,069,842	8,310,141	—	9,379,983
Australia	—	7,844,570	—	7,844,570
China	—	7,637,305	—	7,637,305
Denmark	—	7,356,943	—	7,356,943
Hong Kong	—	7,086,506	—	7,086,506
Singapore	—	6,194,454	—	6,194,454
Greece	—	6,151,657	—	6,151,657
Cayman Islands	4,871,917	—	—	4,871,917
Austria	—	4,513,238	—	4,513,238
Canada	4,128,417	—	—	4,128,417
Sweden	—	3,622,508	—	3,622,508
Taiwan	—	2,931,010	—	2,931,010
Panama	2,255,082	—	—	2,255,082

Total Common Stocks	27,323,488	354,960,970	68,556	382,353,014

Repurchase Agreements	—	5,942,844	—	5,942,844
Investments of Security Lending Collateral	—	29,164,010	—	29,164,010

Total Investments	27,323,488	390,067,824	68,556	417,459,868

Total	$27,323,488	$390,067,824	$68,556	$417,459,868

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

Philadelphia International Fund

ASSETS VALUATION INPUT

	Quoted Prices
	in Active
	Markets for	Significant	Significant
	Identical	Other	Unobservable
	Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks
United Kingdom	$595,485	$24,295,433	$19,150	$24,910,068
Japan	—	14,548,555	—	14,548,555
France	—	13,164,601	—	13,164,601
Germany	—	10,645,160	—	10,645,160
Switzerland	—	5,626,107	—	5,626,107
Spain	—	5,269,862	—	5,269,862
Brazil	4,526,039	—	—	4,526,039
Netherlands	—	3,533,688	—	3,533,688
Italy	—	3,440,695	—	3,440,695
Norway	—	3,068,492	—	3,068,492
Denmark	—	2,348,873	—	2,348,873
Australia	—	2,345,318	—	2,345,318
China	—	2,089,519	—	2,089,519
Greece	—	1,696,206	—	1,696,206
Hong Kong	—	1,477,302	—	1,477,302
Singapore	—	1,442,287	—	1,442,287
Canada	1,434,968	—	—	1,434,968
Austria	—	1,232,434	—	1,232,434
Sweden	—	1,033,280	—	1,033,280
Cayman Islands	960,923	—	—	960,923
Taiwan	—	799,674	—	799,674
Panama	443,415	—	—	443,415

Total Common Stocks	7,960,830	98,057,486	19,150	106,037,466

Repurchase Agreements	—	2,269,229	—	2,269,229
Investments of Security Lending Collateral	—	9,898,442	—	9,898,442

Total Investments	7,960,830	110,225,157	19,150	118,205,137

Total	$7,960,830	$110,225,157	$19,150	$118,205,137

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

The following tables include rollforwards of the amounts for the year ended October 31, 2009 for long term investments classified within Level 3.

International Portfolio

								Net
								Change in
								Unrealized
								Gain
					Net			from
		Balance			Change in		Balance	Investments
		as of	Accrued	Realized	Unrealized	Net	as of	Held at
Investments in		October 31,	Discounts	Gain	Gain	Purchases &	October 31,	October 31,
Securities		2008	(Premiums)	(Loss)	(Loss)	Sales	2009	2009
COMMON STOCK		$152,418	$0	$(9,773)	$(1,708)	$(72,381)	$68,556	$171

United Kingdom	Total	$152,418	$0	$(9,773)	$(1,708)	$(72,381)	$68,556	$171

Philadelphia International Fund

								Net
								Change in
								Unrealized
								Gain
					Net			from
		Balance			Change in		Balance	Investments
		as of	Accrued	Realized	Unrealized	Net	as of	Held at
Investments in		October 31,	Discounts	Gain	Gain	Purchases &	October 31,	October 31,
Securities		2008	(Premiums)	(Loss)	(Loss)	Sales	2009	2009
COMMON STOCK		$40,675	$0	$(2,608)	$(455)	$(18,462)	$19,150	$48

United Kingdom	Total	$40,675	$0	$(2,608)	$(455)	$(18,462)	$19,150	$48

Treasury Temporary Guarantee Program: During the fiscal year ended October 31, 2009 the Government Cash Portfolio and the Tax-Exempt Cash Portfolio (the “Portfolios, and each, a “Portfolio”) participated in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). The Program sought to guarantee the net asset value of shares of participating money market funds, including the Portfolios, as of the close of business on September 19, 2008 at $1.00 per share in the event a fund’s net asset value per share fell below $0.995 prior to the expiration of the Program on September 18, 2009. Each Portfolio bore the 0.04% expense of its participation in the Program, which is included under Insurance Expense in the Statements of Operations. The Program ended on September 18, 2009.

Repurchase Agreements: Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio’s holding period. The seller’s obligation is secured by collateral (underlying securities) segregated on behalf of the Portfolio. The value of the collateral at the time of execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to sell the collateral to offset losses incurred. There is a potential for loss to the Portfolio in the

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. The Portfolio’s investment advisor, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements to evaluate potential risks.

Forward Foreign Currency Contracts: The International Portfolio and Philadelphia International Fund may enter into forward foreign exchange contracts to hedge currency risk of securities denominated in a foreign currency. Forward foreign exchange contracts are valued at the forward rate and marked-to-market daily. The change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolios could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. There were no forward foreign currency contracts open as of October 31, 2009.

Foreign Currency Translation: The books and records of each Portfolio are maintained in US dollars. Foreign currencies, investments and other assets and liabilities are translated into US dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains and losses on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions.

Foreign Securities: The Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio, International Portfolio, Philadelphia International Fund, Long/Short Portfolio and Total Market Portfolio may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of US companies and the US government. These risks include valuation of currencies and future adverse political and economic developments. Moreover, securities of some foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

of comparable US companies and the US government. This is particularly true with respect to emerging markets in developing countries.

Reverse Repurchase Agreements: The Government Cash Portfolio, Core Fixed Income Portfolio, Long/Short Portfolio and Total Market Portfolio may enter into reverse repurchase agreements. Under the terms of a reverse repurchase agreement, the Portfolio sells a security subject to an obligation to repurchase the security from the buyer at a later date and price thereby determining the yield during the buyer’s holding period. The use of reverse repurchase agreements involves certain risks in that the securities acquired by a Portfolio with the proceeds of such an agreement may decline in value, although the Portfolio is obligated to repay the proceeds. In addition, the market value of the securities sold by a Portfolio may decline below the repurchase price, to which the Portfolio remains committed. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Portfolio’s use of the proceeds of the agreement may be restricted pending a determination by the party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities. In entering into reverse repurchase agreements, the Portfolio will maintain cash, US Government securities or other liquid high grade debt obligations at least equal in value to its obligations with respect to reverse repurchase agreements. Under normal circumstances, the Government Cash Portfolio, the Core Fixed Income Portfolio, Long/Short Portfolio and Total Market Portfolio will not enter into reverse repurchase agreements if entering into such agreements would cause more than one-third of the value of their respective total assets to be subject to reverse repurchase agreements and securities lending transactions combined at the time of entering into such agreements. There were no open reverse repurchase agreements as of October 31, 2009.

Interest-Only Securities: The Core Fixed Income Portfolio may invest in interest-only securities, which are the interest portions of “stripped” securities. The holders of interest-only securities receive the interest on the underlying security, but no principal payments. While the timing of the interest receipts is known, the amount of interest to be received is not known.

Principal-Only Securities: The Core Fixed Income Portfolio may invest in principal-only securities, which are the principal portions of “stripped” securities. The holders of principal-only securities receive the principal on the underlying security, but no interest payments.

Collateralized Mortgage Obligations: The Core Fixed Income Portfolio may invest in collateralized mortgage obligations, which are backed by a pool of mortgages or mortgage-backed securities. The bonds that form collateralized mortgage obligations are grouped into classes, which have different coupon rates or maturities. The principal cash flows of the underlying pool of mortgages are channeled sequentially into each class.

TBA/When-Issued Purchase Commitments: The Core Fixed Income Portfolio may enter into TBA (to be announced)/when-issued purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

declines prior to settlement date. This risk is in addition to the risk of decline in the value of the Portfolio’s other assets.

Options Transactions: The Strategic Equity Portfolio, Large Cap Value Portfolio and Long/Short Portfolio may purchase or write option contracts to hedge against changes in the value of securities the portfolio owns or expects to own. A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a call option is that the Portfolio may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform. There were no option contracts open or outstanding as of October 31, 2009.

Futures: The Long/Short Portfolio may enter into futures contracts to gain exposure to, or hedge against, changes in the value of equity securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Risks of entering into futures contracts include the possibility that there may be an illiquid market or that a change in the value of the contract may not correlate with changes in the value of underlying securities. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. There were no open futures contracts outstanding at October 31, 2009.

Lending of Portfolio Securities: Each Portfolio, using State Street Bank and Trust Company (“State Street”) as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lenders’ fees. These fees are disclosed as “Income from security lending” in the Statement of Operations, net of expenses retained by State Street as compensation for its services as lending agent. Each applicable Portfolio receives cash collateral, which may be invested by the lending agent in short-term instruments, in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. On behalf of the Long/Short and Total Market Portfolios, some or all of the cash collateral may be used to finance short sales. As of October 31, 2009, the cash collateral was invested in the State Street Navigator Securities Lending Prime Portfolio, which is a 1940 Act money market fund. To the extent that advisory or other fees paid by the State Street Navigator Securities Lending Portfolio are for the same or similar services as fees paid by the applicable Portfolio, there will be

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

a layering of fees, which would increase expenses and decrease returns. Information regarding the value of the securities loaned and the value of the collateral at period end is included at the end of each applicable Portfolio’s Statement of Assets and Liabilities and Schedule of Portfolio Investments. A Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities when due. A Portfolio may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan.

Swap Agreements: The Long/Short Portfolio may enter into swap agreements for hedging purposes or to seek to increase total return. In a standard swap transaction, two parties agree to pay or exchange the returns (or differentials in rates of return) earned or realized on particular assets, which may be adjusted for transaction costs, interest payments, dividends paid on the referenced assets or other factors.

Swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, the Portfolio will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. There were no open swap agreements as of October 31, 2009.

Securities Sold Short: The Long/Short Portfolio and Total Market Portfolio may engage in short sales, which are sales by the Portfolio of securities which have been borrowed from a third party on the expectation that the market price will decline. If the price of the securities declines, the Portfolio will make a profit by purchasing the securities in the open market at a lower price than the one at which it sold the securities. If the price of the securities increases, the Portfolio may have to cover its short positions at a higher price than the short sale price, resulting in a loss. Gains are limited to the price at which the Portfolio sold the security short, while losses are potentially unlimited in size. Each Portfolio pledges securities and other assets, which may include cash collateral from securities lending activities, to the lender as collateral. Proceeds received from short sales may be maintained by the lender as collateral or may be released to the Portfolio and used to purchase additional securities or for any other purpose. Proceeds maintained by the lender are included in the “Cash collateral on deposit at broker” on the Statement of Assets and Liabilities. The “Short position flex fees” on the Statement of Operations are fees charged by the lender for releasing the cash proceeds to the Total Market Portfolio. The Portfolio is required to segregate an amount of cash, cash equivalents or other appropriate liquid marketable securities with the custodian in at least an amount equal to the current market value of the securities sold short (less any additional collateral held by the lender) and the amount of any securities lending cash collateral used to finance short sales until the Portfolio replaces a borrowed security. Depending on arrangements made with the lender or custodian, the Portfolio may not receive any payments (including interest) on the deposits made with the lender or custodian. The Portfolio is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are recorded as an expense of the Portfolio. As of October 31, 2009, the Long/Short Portfolio and the Total Market Portfolio had pledged securities in the amount of $10,922,043 and $20,979,189, respectively, and cash in the amount of

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

$10,679,533 and $0 respectively, to Goldman Sachs & Co., or its affiliates, as collateral for short sales.

Investment Company Securities and Exchange-Traded Funds: All Portfolios may invest in shares of other registered investment companies, including exchange-traded funds (“ETFs”) within the limitations prescribed by the 1940 Act. An ETF seeks to track the performance of a particular market index. These indices include both broad-market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions, or industries. ETF shares are traded like traditional equity securities on a national securities exchange or NASDAQ. Each Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, which will increase expenses and decrease returns.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon thereafter as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts when appropriate.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is accrued based on the terms of the security. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

Dividends and Distributions to Shareholders: Dividends from net investment income, if any, of the Government Cash Portfolio and Tax-Exempt Cash Portfolio are declared each day the Portfolios are open for business and are paid monthly. Dividends from net investment income, if any, of the Core Fixed Income Portfolio are declared and paid monthly. Dividends from net investment income, if any, of the Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, International Portfolio, Philadelphia International Fund, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio and Total Market Portfolio are declared and paid quarterly. The Portfolios distribute any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for each Portfolio may be made at the discretion of the Board in order to avoid a nondeductible excise tax under Section 4982 of the Internal Revenue Code, as amended (the “Code”).

Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Portfolio, timing differences and differing characterization of distributions made by each Portfolio.

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

Income and Expense Allocation: Expenses which are not readily identifiable to a specific Portfolio are allocated among Portfolios taking into consideration, among other things, the nature and type of expenses and the relative size of the Portfolios. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as shareholder servicing fees, and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class.

Federal Income Taxes: Each Portfolio intends to qualify as a regulated investment company by complying with the requirements of the Code, applicable to regulated investment companies, and by distributing substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S. These differences are primarily due to differing treatments for amortized premiums, expired net capital loss carryforwards, redemptions in kind, foreign currency transactions, market discounts, net operating losses and nontaxable dividends.

In June 2006, the FASB issued ASC 740, (“ASC 740”) “Accounting for Uncertainty in Income Taxes — an interpretation of FASB ASC 740”. ASC 740 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB ASC 740, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. ASC 740 was effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. The adoption of ASC 740 did not have a material effect on the net asset value, when assessed for all open tax years, financial conditions or results of operations of the Fund.

On October 31, 2009, the tax year end of the Fund, the following Portfolios had available capital loss carryforwards to be utilized in the current period to offset future net capital gains through the indicated expiration dates as follows:

	Expiring October 31,
Portfolio	2009	2010	2011	2012	2013
U.S. Emerging Growth Portfolio	$—	$427,605	$427,605	$—	$—
Long/Short Portfolio	—	—	—	—	—
Total Market Portfolio	—	—	—	—	—

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

	Expiring October 31,
Portfolio		2014	2015	2016	2017
Strategic Equity Portfolio	$—	$—	$—	$3,042,327	$11,661,380
Small Cap Equity Portfolio	—	—	—	4,529,089	22,090,002
Large Cap Value Portfolio	—	—	—	3,708,268	5,409,642
International Portfolio	—	—	—	8,886,835	117,978,421
Philidelphia International Portfolio	—	—	—	—	94,481,403
U.S. Emerging Growth Portfolio	—	—	—	4,123,707	6,580,206
Large Cap 100 Portfolio	—	—	—	8,665,942	22,743,222
Large Cap Growth Portfolio	—	—	—	4,618,208	14,618,858
Long/Short Portfolio	—	85,999	7,430,095	404,939	5,220,037
Total Market Portfolio	—	—	2,501,541	4,212,212	10,746,311

As of October 31, 2009, all the losses reflected above for U.S. Emerging Growth Portfolio are subject to certain IRS limitations.

During the year ended October 31, 2009, the following Portfolio utilized capital loss carry forwards:

Core Fixed Income Portfolio	$435,604

During the year ended October 31, 2009, the following Portfolios had a capital loss carry forward expire:

Tax-Exempt Cash Portfolio	$128,382
U.S. Emerging Growth Portfolio	$562,713

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

As of October 31, 2009, the tax year end of the Fund, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Total*
	Tax-exempt	Ordinary	Long-Term	Distributable
Portfolio	Income	Income	Gain	Earnings
Government Cash Portfolio	$—	$208,186	$—	$208,186
Tax-Exempt Cash Portfolio	1,636	—	—	1,636
Core Fixed Income Portfolio	—	1,096,752	2,400,223	19,189,342
Strategic Equity Portfolio	—	15,604	—	(4,100,407)
Small Cap Equity Portfolio	—	9,870	—	(20,955,797)
Large Cap Value Portfolio	—	—	—	(5,968,992)
International Portfolio	—	40,201	—	(65,612,512)
Philadelphia International Fund	—	—	—	(82,664,291)
U.S. Emerging Growth Portfolio	—	9,365	—	(9,857,816)
Large Cap 100 Portfolio	—	—	—	(24,051,273)
Large Cap Growth Portfolio	—	—	—	(13,865,616)
Long/Short Portfolio	—	—	—	(8,876,355)
Total Market Portfolio	—	—	—	(13,193,882)

* Total Distributable Earnings are additionally comprised of Net Unrealized Appreciation/(Depreciation) and Capital Loss Carryforwards, which are shown elsewhere in the Notes to Financial Statements.

For the year ended October 31, 2009, Government Cash Portfolio’s and Tax-Exempt Cash Portfolio’s components of distributable earnings on a tax basis were equal to the components of distributable earnings on a book basis.

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

The tax character of distributions paid during the period ended October 31, 2009, was as follows:

	Tax	Ordinary	Long-Term	Return
Portfolio	Exempt	Income*	Gains	of Capital
Government Cash Portfolio	$	$5,159,376	$	$
Tax-Exempt Cash Portfolio	1,877,011	338	—	—
Core Fixed Income Portfolio	—	11,042,725	—	—
Strategic Equity Portfolio	—	924,809	—	—
Small Cap Equity Portfolio	—	439,890	—	—
Large Cap Value Portfolio	—	535,385	—	—
International Portfolio	—	8,178,964	—	—
Philadelphia International Fund	—	3,392,224	15,327,409	—
U.S. Emerging Growth Portfolio	—	—	—	—
Large Cap 100 Portfolio	—	1,018,658	—	—
Large Cap Growth Portfolio	—	199,023	—	—
Long/Short Portfolio	—	—	—	—
Total Market Portfolio	—	46,580	—	34,880

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

For the period ended October 31, 2009, permanent book and tax basis differences resulting primarily from differing treatments for amortization/accretion adjustments, paydown reclassifications, REIT adjustments, distribution reallocations, Fund returns of capital, and expired capital loss carryforwards were identified and reclassified among the components of the Fund’s net assets as follows:

	Accumulated Net	Net Realized	Paid-in
Portfolio	Investment Income	Gain (Loss)	Capital
Government Cash Portfolio	$422	$(422)	$—
Tax-Exempt Cash Portfolio	—	128,382	(128,382)
Core Fixed Income Portfolio	90,426	(90,426)	—
Strategic Equity Portfolio	—	—	—
Small Cap Equity Portfolio	(32,021)	31,940	81
Large Cap Value Portfolio	1,637	(1,879)	242
International Portfolio	(340,693)	340,693	—
Philadelphia International Fund	(273,684)	444,102	(170,418)
U.S. Emerging Growth Portfolio	(18,988)	569,489	(550,501)
Large Cap 100 Portfolio	(23,187)	103,190	(80,003)
Large Cap Growth Portfolio	6,802	1,139	(7,941)
Long/Short Portfolio	117,866	20,063	(137,929)
Total Market Portfolio	27,601	19,771	(47,372)

As of October 31, 2009, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio	Appreciation	Depreciation	Net
Core Fixed Income Portfolio	$15,759,114	$66,748	$15,692,366
Strategic Equity Portfolio	14,669,701	4,082,005	10,587,696
Small Cap Equity Portfolio	14,114,713	8,461,289	5,653,424
Large Cap Value Portfolio	4,173,510	1,024,592	3,148,918
International Portfolio	78,636,246	17,459,904	61,176,342
Philadelphia International Fund	18,132,392	6,327,616	11,804,776
U.S. Emerging Growth Portfolio	3,139,310	1,447,368	1,691,942
Large Cap 100 Portfolio	11,833,853	4,475,962	7,357,891
Large Cap Growth Portfolio	6,459,408	1,087,958	5,371,450
Long/Short Portfolio	5,223,809	959,094	4,264,715
Total Market Portfolio	5,286,449	1,020,267	4,266,182

2.	Investment Advisory Fee, Administration Fee and Other Related Party Transactions

Since January 1, 2007, Glenmede Investment Management LP (the “Advisor”), a wholly-owned subsidiary of The Glenmede Trust Company, N.A. (“Glenmede Trust”), has served as investment advisor to the Strategic Equity Portfolio, Large Cap Value Portfolio, International Portfolio, Government Cash Portfolio, Tax-Exempt Cash Portfolio, Core Fixed Income Portfolio, Small Cap Equity Portfolio, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio and Total Market Portfolio, pursuant to investment management agreements with the Fund. Under these agreements, the Advisor manages the Portfolios, subject to the general supervision of the Board. Prior thereto, investment advisory services were provided by Glenmede Trust’s wholly-owned subsidiary, Glenmede Advisers, Inc.

The Government Cash Portfolio and Tax-Exempt Cash Portfolio do not pay a management fee for advisory services. The investors in the Portfolios are clients of Glenmede Trust or its affiliated companies (“Affiliates”). Glenmede Trust or its Affiliates charge a fee directly to their clients for fiduciary, trust and/or advisory services. The actual annual fees (“Client Fees”) charged vary dependent on a number of factors, including the particular services provided to the client and are generally 1.25% or less of the client’s assets under management. Glenmede Trust and its Affiliates currently intend to exclude the portion of their clients’ assets invested in those Portfolios that pay a management fee to the Advisor when calculating Client Fees. The Small Cap Equity Portfolio, Strategic Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio and Large Cap Growth Portfolio each pay the Advisor management fees at the annual rate of 0.55% of such Portfolio’s average daily net assets. The Core Fixed Income Portfolio and International Portfolio pay the Advisor management fees at the annual rate of 0.35% and 0.75%, respectively, of such Portfolio’s average daily net assets.

The Long/Short Portfolio and Total Market Portfolio pay the Advisor a management fee at the annual rate of 1.20% of such Portfolio’s average daily net assets. Since February 29, 2008, the Advisor has contractually agreed to waive a

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

portion of its management fees so that after giving effect to such contractual waiver, the management fees for each of these Portfolios are 0.85%. The Advisor has also contractually agreed to waive an additional portion of its management fees and/or reimburse the Portfolios to the extent that total annual Portfolio operating expenses, as a percentage of the Portfolio’s average net assets, exceed 1.25% (excluding short-sale dividends, prime broker interest, brokerage commissions, taxes, interest and extraordinary expenses). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2010, which are included under the caption “Less expenses waived/reimbursed” in the statement of operations. Shareholders of the Portfolios will be notified if the waivers/reimbursements are discontinued after that date.

Philadelphia International Advisors, LP (“PIA”), a limited partnership in which Glenmede Trust is a limited partner, serves as investment advisor to the Philadelphia International Fund. The Philadelphia International Fund pays a management fee to PIA at the annual rate of 0.75% of the Portfolio’s average daily net assets. PIA has agreed to waive its fees to the extent necessary to ensure that the Portfolio’s total operating expenses do not exceed 1.00% of the Portfolio’s average net assets. No management fees were waived for the period ended October 31, 2009.

PIA also serves as investment sub-advisor to the International Portfolio. The Advisor has agreed to pay PIA a fee for its sub-investment services to the International Portfolio, calculated daily and payable monthly, at the annual rate of 0.26% of the Portfolio’s average daily net assets.

The Institutional Class of Small Cap Equity Portfolio pays Glenmede Trust a shareholder servicing fee at the annual rate of 0.05% of such Portfolio’s average daily net assets. The Government Cash Portfolio, Tax-Exempt Cash Portfolio and Core Fixed Income Portfolio each pay Glenmede Trust a shareholder servicing fee at the annual rate of 0.10% of such Portfolio’s average daily net assets. Strategic Equity Portfolio, Large Cap Value Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio and Total Market Portfolio each pay Glenmede Trust a shareholder servicing fee at the annual rate of 0.20% of such Portfolio’s average daily net assets. The International Portfolio, U.S. Emerging Growth Portfolio and the Advisor Class of Small Cap Equity Portfolio each pay Glenmede Trust a shareholder servicing fee at the annual rate of 0.25% of such Portfolio’s average daily net assets. The Philadelphia International Fund is not subject to a shareholder servicing plan and, accordingly, pays no shareholder servicing fee. The Advisor, Glenmede Trust and/or PIA may pay additional compensation out of their assets to selected institutions and other persons in connection with selling of shares and/or the servicing of Portfolio shareholders and other accounts managed by the Advisor, Glenmede Trust, or PIA.

Glenmede Trust has voluntarily agreed, on a temporary basis, to waive its shareholder servicing fee payable by the Tax-Exempt Cash Portfolio to the extent necessary to prevent a negative yield. Glenmede Trust can terminate or modify this arrangement at any time. For the year ended October 31, 2009, Glenmede Trust waived $98,489.13 of $942,934.00 shareholder servicing fees it earned from the Tax-Exempt Cash Portfolio. The Fund will not pay Glenmede Trust at a later time for any amounts waived.

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

State Street serves as administrator, transfer agent, dividend-paying agent and custodian with respect to the Fund. The Fund pays State Street a fee based on the combined aggregate average daily net assets of the Portfolios and The Glenmede Portfolios, a registered investment company, plus transaction charges for certain transactions and out-of-pocket expenses. The fee is computed daily and paid monthly. State Street is also paid an annual fee plus out-of-pocket expenses for the provision of personnel and services related to the Fund’s compliance program. The Fund’s Chief Compliance Officer holds the position of Senior Director at State Street.

Quasar Distributors, LLC (“Quasar”) serves as distributor of the Portfolios’ shares. The distributor receives no fees from the Fund in connection with distribution services provided to the Fund. The Advisor and PIA, with respect to the Philadelphia International Fund, pay Quasar’s fees and out-of-pocket expenses for the distribution services it provides to the Fund.

The Fund pays each Board member an annual fee of $34,000 plus $1,250 for each Board meeting attended and out-of-pocket expenses incurred in attending Board meetings, and the Audit Committee Chairman receives an annual fee of $2,000 for his services as Chairman of the Audit Committee.

Expenses for the period ended October 31, 2009 include legal fees paid to Drinker Biddle & Reath LLP. A partner of the law firm is Secretary of the Fund.

3.	Purchases and Sales of Securities

For the period ended October 31, 2009, cost of purchases and proceeds from sales of investment securities other than US government securities, short-term securities and in-kind transactions were:

Portfolio	Purchases	Sales
Core Fixed Income Portfolio	$139,412,996	$62,019,625
Strategic Equity Portfolio	78,972,485	54,963,116
Small Cap Equity Portfolio	79,417,300	77,453,811
Large Cap Value Portfolio	56,461,254	53,946,103
International Portfolio	211,596,596	284,971,850
Philadelphia International Fund	69,509,793	164,561,955
U.S. Emerging Growth Portfolio	23,133,945	27,018,995
Large Cap 100 Portfolio	102,543,316	108,505,243
Large Cap Growth Portfolio	53,606,855	55,536,881
Long/Short Portfolio	60,631,925	67,795,108
Total Market Portfolio	41,257,031	48,408,319

For the period ended October 31, 2009, cost of purchases and proceeds from sales of long-term US government securities were:

Portfolio	Purchases	Sales
Core Fixed Income Portfolio	$118,664,088	$102,656,340

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

4.	Common Stock

Since the Government Cash Portfolio and the Tax-Exempt Cash Portfolio have sold shares, issued shares as reinvestments of dividends, and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown below for such transactions. Changes in the capital shares outstanding were as follows:

	Year Ended	Year Ended
	10/31/09	10/31/08
Government Cash Portfolio:
Sold	$4,205,755,873	$3,849,906,852
Issued as reinvestment of dividends	33,441	97,776
Redeemed	(4,233,929,825)	(3,911,143,887)

Net increase (decrease)	$(28,140,511)	$(61,139,259)

Tax-Exempt Cash Portfolio:
Sold	$2,941,471,406	$3,962,941,456
Redeemed	(3,462,508,520)	(3,472,451,979)

Net increase (decrease)	$(521,037,114)	$490,489,477

	Year Ended		Year Ended
	10/31/09		10/31/08
	Shares	Amount	Shares	Amount
Core Fixed Income Portfolio:
Sold	11,993,709	$132,808,691	7,012,905	$75,364,262
Issued as reinvestment of dividends	52,321	577,094	76,705	824,780
Redeemed	(3,943,899)	(43,717,105)	(3,439,432)	(36,820,640)

Net increase	8,102,131	$89,668,680	3,650,178	$39,368,402

Strategic Equity Portfolio:
Sold	4,016,006	$48,913,783	3,009,288	$48,443,665
Issued as reinvestment of dividends	5,156	63,233	26,537	495,110
Redeemed	(2,160,652)	(25,822,621)	(682,962)	(11,090,070)

Net increase	1,860,510	$23,154,395	2,352,863	$37,848,705

Small Cap Equity Portfolio (Advisor Class):
Sold	2,174,607	$22,265,374	2,463,769	$35,485,541
Issued as reinvestment of dividends	12,571	110,585	6,180	87,084
Redeemed	(2,040,854)	(19,728,200)	(2,640,318)	(37,154,028)
Redemptions in-kind	—	—	(6,761,056)	(101,551,068)

Net decrease	146,324	$2,647,759	(6,931,425)	$(103,132,471)

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

	Year Ended		Year Ended
	10/31/09		10/31/08
	Shares	Amount	Shares	Amount
Small Cap Equity Portfolio (Institutional Class):
Sold	—	$—	—	$—
Issued as reinvestment of dividends	1	5	—	—
Redeemed	—	—	—	—

Net increase (decrease)	1	$5	—	$—

Large Cap Value Portfolio:
Sold	1,193,228	$8,062,640	2,121,102	$19,604,690
Issued as reinvestment of dividends	22,391	148,049	25,092	236,669
Redeemed	(1,017,627)	(6,709,840)	(1,646,779)	(15,451,072)

Net increase (decrease)	197,992	$1,500,849	499,415	$4,390,287

International Portfolio:
Sold	2,482,402	$25,264,182	1,812,061	$26,968,204
Issued as reinvestment of dividends	27,790	289,812	535,282	9,415,203
Redeemed	(9,747,811)	(89,576,200)	(13,316,752)	(198,925,335)

Net decrease	(7,237,619)	$(64,022,206)	(10,969,409)	$(162,541,928)

Philadelphia International Fund:
Sold	2,154,382	$17,835,498	4,116,463	$68,697,434
Issued as reinvestment of dividends	1,818,864	15,845,941	980,382	15,764,107
Redeemed	(14,154,286)	(112,204,557)	(12,774,689)	(214,127,600)

Net decrease	(10,181,040)	$(78,523,118)	(7,677,844)	$(129,666,059)

U.S. Emerging Growth Portfolio:
Sold	966,455	$4,075,989	1,255,552	$7,656,653
Issued as reinvestment of dividends	—	—	302	1,664
Redeemed	(1,879,097)	(8,020,817)	(1,494,241)	(9,225,285)

Net decrease	(912,642)	$(3,944,828)	(238,387)	$(1,566,968)

Large Cap 100 Portfolio:
Sold	1,813,255	$14,983,358	1,399,714	$16,697,991
Issued as reinvestment of dividends	1,149	9,623	830	9,851
Redeemed	(2,569,845)	(21,667,242)	(2,456,682)	(29,083,592)

Net decrease	(755,441)	$(6,674,261)	(1,056,138)	$(12,375,750)

Large Cap Growth Portfolio:
Sold	1,070,565	$9,303,180	1,813,249	$22,175,673
Issued as reinvestment of dividends	2,369	19,209	1,196	14,612
Redeemed	(1,387,951)	(11,245,737)	(1,994,416)	(24,220,078)

Net decrease	(315,017)	$(1,923,348)	(179,971)	$(2,029,793)

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

	Year Ended		Year Ended
	10/31/09		10/31/08
	Shares	Amount	Shares	Amount
Long/Short Portfolio:
Sold	165,449	$1,323,959	847,446	$7,903,306
Issue as reinvestment of dividends	—	—	3,291	30,888
Redeemed	(2,235,214)	(17,801,384)	(1,361,722)	(12,571,326)

Net decrease	(2,069,765)	$(16,477,425)	(510,985)	$(4,637,132)

Total Market Portfolio:
Sold	785,505	$4,708,403	2,204,577	$19,558,023
Issued as reinvestment of dividends	814	5,023	2,488	23,248
Redeemed	(2,017,068)	(12,647,906)	(1,607,169)	(14,742,736)

Net increase (decrease)	(1,230,749)	$(7,934,480)	599,896	$4,838,535

As of October 31, 2009, with the exception of the Philadelphia International Fund, Glenmede Trust, on behalf of its clients, holds of record and has voting and/or investment authority over substantially all of the Portfolios’ outstanding shares. The following Portfolios have shareholders which, to the Fund’s knowledge, own beneficially 10% or more of the shares outstanding of the Portfolios as of October 31, 2009. The total percentage of the shares of a Portfolio held by such shareholders is as follows:

	10% or Greater Shareholders
	# of	% of
Portfolio	Shareholders	Shares Held
Core Fixed Income Portfolio	1	16%
Small Cap Equity Portfolio (Advisor Class)	1	19%
Small Cap Equity Portfolio (Institutional Class)	1	100%
International Portfolio	1	33%
Large Cap Value Portfolio	1	11%

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Concluded)

5.	Lending of Portfolio Securities

As of October 31, 2009, the following Portfolios had outstanding loans of securities to certain approved brokers for which the Portfolios received collateral:

			% of Total
	Market Value of	Market Value of	Assets
Portfolio	Loaned Securities	Collateral	on Loan
Government Cash Portfolio	$79,454,570	$81,091,750	10.09
Core Fixed Income Portfolio	46,254,711	47,215,465	11.22
Strategic Equity Portfolio	2,477,564	2,535,068	1.83
Small Cap Equity Portfolio	14,799,061	15,182,585	12.17
Large Cap Value Portfolio	1,532,274	1,565,644	3.98
International Portfolio	27,708,357	29,164,010	6.54
Philadelphia International Fund	9,412,862	9,898,442	7.84
U.S. Emerging Growth Portfolio	4,995,587	5,148,851	19.13
Large Cap 100 Portfolio	4,396,861	4,500,253	4.56

6.	Subsequent Event

In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards ASC 855 “Subsequent Events”, events and transactions subsequent to October 31, 2009 through December 21, 2009 have been evaluated by management for possible adjustments and/or disclosure. On November 2, 2009 State Street replaced Goldman Sachs as the Funds’ short sales lending agent. Effective January 1, 2010, the annual fee for each Board Member will increase from $34,000 to $39,000. No other material events or transactions occurred in the time period referenced above.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of The Glenmede Fund, Inc. and Shareholders of Government Cash Portfolio, Tax-Exempt Cash Portfolio, Core Fixed Income Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, International Portfolio, Philadelphia International Fund, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio and Total Market Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets, statement of cash flows, and the financial highlights present fairly, in all material respects, the financial position of Government Cash Portfolio, Tax-Exempt Cash Portfolio, Core Fixed Income Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, International Portfolio, Philadelphia International Fund, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio and Total Market Portfolio (constituting The Glenmede Fund, Inc., hereafter referred to as the “Fund”) at October 31, 2009, the results of each of their operations for the periods then ended, the changes in each of their net assets for each of the periods indicated, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2009 by correspondence with the custodian, brokers for open trades and prime brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 21, 2009

THE GLENMEDE PORTFOLIOS

STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2009

	Muni	New Jersey
	Intermediate	Muni
	Portfolio	Portfolio
Assets:
Investments[1]:
Investments at value	$107,843,478	$30,936,044
Cash	6,449,268	1,100,924
Receivable for fund shares sold	665,056	25,000
Interest receivable	1,381,463	388,170
Prepaid expenses	3,278	854

Total assets	116,342,543	32,450,992

Liabilities:
Payable for securities purchased	2,713,911	558,214
Payable for fund shares redeemed	28,018	—
Payable for Trustees’ fees	1,669	471
Accrued expenses	40,805	15,247

Total liabilities	2,784,403	573,932

Net Assets	$113,558,140	$31,877,060

Net Assets consist of:
Par value ($0.001 of shares outstanding)	10,624	3,054
Paid-in capital in excess of par value	111,347,105	31,191,197
Undistributed net investment income	208,477	60,435
Accumulated net realized loss from investment transactions	(240,045)	(6,040)
Net unrealized appreciation on investments	2,231,979	628,414

Total Net Assets	113,558,140	31,877,060

Shares Outstanding	10,624,393	3,053,899

Net Asset Value Per Share	$10.69	$10.44

[1] Investments at cost	$105,611,499	$30,307,630

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2009

	Muni	New Jersey
	Intermediate	Muni
	Portfolio	Portfolio
Investment income:
Interest	$2,136,957	$807,927

Total investment income	2,136,957	807,927

Expenses:
Administration, transfer agent and custody fees	63,540	31,103
Professional fees	26,564	13,084
Shareholder report expenses	8,140	3,481
Shareholder servicing fees	109,224	37,778
Trustees’ fees and expenses	6,228	2,130
Registration and filing fees	2,670	2,570
Other expenses	10,000	3,407

Total expenses	226,366	93,553

Net investment income	1,910,591	714,374

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	(117,139)	5,497

Net change in unrealized gain of:
Investments	3,190,303	985,704

Net realized and unrealized gain	3,073,164	991,201

Net increase in net assets resulting from operations	$4,983,755	$1,705,575

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended October 31, 2009

	Muni	New Jersey
	Intermediate	Muni
	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$1,910,591	$714,374
Net realized gain (loss) on:
Investment transactions	(117,139)	5,497
Net change in unrealized gain of:
Investments	3,190,303	985,704

Net increase in net assets resulting from operations	4,983,755	1,705,575
Distributions to shareholders from:
Net investment income	(1,825,598)	(708,690)
Net increase in net assets from capital share transactions	68,225,410	13,373,699

Net increase in net assets	71,383,567	14,370,584

NET ASSETS:
Beginning of year	42,174,573	17,506,476

End of year	$113,558,140	$31,877,060

Undistributed net investment income included in net assets at end of year	$208,477	$60,435

For the Year Ended October 31, 2008
	Muni	New Jersey
	Intermediate	Muni
	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$982,057	$604,580
Net realized loss on:
Investment transactions	(84,201)	(11,537)
Net change in unrealized loss of:
Investments	(1,103,106)	(473,351)

Net increase (decrease) in net assets resulting from operations	(205,250)	119,692
Distributions to shareholders from:
Net investment income	(899,020)	(595,938)
Net increase in net assets from capital share transactions	20,694,866	2,497,533

Net increase in net assets	19,590,596	2,021,287

NET ASSETS:
Beginning of year	22,583,977	15,485,189

End of year	$42,174,573	$17,506,476

Undistributed net investment income included in net assets at end of year	$123,484	$54,751

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Muni Intermediate Portfolio
	For the Years Ended October 31,
	2009	2008[1]	2007	2006	2005

Net asset value, beginning of year	$10.05	$10.35	$10.39	$10.36	$10.67

Income from investment operations:
Net investment income	0.28	0.37	0.37	0.37	0.37
Net realized and unrealized gain (loss) on investments	0.65	(0.33)	(0.03)	0.03	(0.31)

Total from investment operations	0.93	0.04	0.34	0.40	0.06

Distributions to shareholders from:
Net investment income	(0.29)	(0.34)	(0.38)	(0.37)	(0.37)

Total distributions	(0.29)	(0.34)	(0.38)	(0.37)	(0.37)

Net asset value, end of year	$10.69	$10.05	$10.35	$10.39	$10.36

Total return	9.40%	0.38%	3.36%	3.97%	0.55%

Net assets, end of year (in 000s)	$113,558	$42,175	$22,584	$22,430	$20,746

Ratio of operating expenses before reimbursements to net assets	0.31%	0.32%	0.39%	0.29%	0.29%
Ratio of operating expenses after reimbursements to average net assets	0.31%	0.29%	0.30%	0.29%	0.29%
Ratio of net investment income to average net assets	2.62%	3.55%	3.56%	3.63%	3.49%
Portfolio turnover rate	32%	38%	18%	17%	17%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	New Jersey Muni Portfolio
	For the Years Ended October 31,
	2009[1]	2008[1]	2007	2006	2005

Net asset value, beginning of year	$9.93	$10.20	$10.25	$10.25	$10.61

Income from investment operations:
Net investment income	0.29	0.38	0.37	0.38	0.37
Net realized and unrealized gain (loss) on investments	0.53	(0.28)	(0.02)	0.00[2]	(0.27)

Total from investment operations	0.82	0.10	0.35	0.38	0.10

Distributions to shareholders from:
Net investment income	(0.31)	(0.37)	(0.39)	(0.38)	(0.38)
Net realized capital gains	—	—	(0.01)	—	(0.08)

Total distributions	(0.31)	(0.37)	(0.40)	(0.38)	(0.46)

Net asset value, end of year	$10.44	$9.93	$10.20	$10.25	$10.25

Total return	8.35%	0.95%	3.46%	3.84%	0.94%

Net assets, end of year (in 000s).	$31,877	$17,506	$15,485	$16,799	$16,556

Ratio of operating expenses before reimbursements to net assets	0.37%	0.38%	0.57%	0.29%	0.31%
Ratio of operating expenses after reimbursements to average net assets	0.37%	0.34%	0.32%	0.29%	0.31%
Ratio of net investment income to average net assets	2.84%	3.69%	3.61%	3.74%	3.62%
Portfolio turnover rate	16%	22%	19%	15%	31%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

[2]	Amount rounds to less than $0.01 per share.

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2009

Face
Amount		Value

MUNICIPAL BONDS* — 95.0%
	Florida — 6.9%
$1,000,000	Florida State, Board of Education Capital Outlay, Public Education, Series E, 5.25% due 6/1/16	$1,072,960
2,000,000	Florida State, Board of Education, General Obligation Unlimited, Series A, 5.00% due 1/1/14	2,229,480
1,390,000	Florida State, Water Pollution Control Financing, Corporation Revenue, Water Pollution Control, 5.50% due 1/15/13	1,492,762
1,400,000	Seacoast Utility Authority, FL, Water & Sewer Utility System Revenue, Refunding, Series A, (FGIC Insured), 5.50% due 3/1/14	1,557,934
1,380,000	Winter Park, FL, Water & Sewer Revenue, (AMBAC Insured), 5.25% due 12/1/14	1,521,188

		7,874,324

	Georgia — 4.4%
1,745,000	Georgia State, General Obligation Unlimited, Series B, 5.00% due 4/1/19	1,974,939
1,525,000	Georgia State, General Obligation Unlimited, Series D, Prerefunded 8/1/12 @ 100, 5.00% due 8/1/18	1,690,645
1,200,000	Private Colleges and Universities Authority, GA, Revenue Bonds, Agnes Scott College, Refunding, 4.00% due 6/1/13	1,292,916

		4,958,500

	Illinois — 0.7%
710,000	Illinois State, General Obligation Unlimited, First Series, 5.25% due 10/1/15	778,394

	Indiana — 1.8%
2,000,000	Whiting Industry, IN, Environmental Facilities Revenue, BP Products North America Inc., 2.80% due 6/1/44	2,018,640

	Maryland — 1.8%
1,800,000	Maryland State, Street & Local Facilities Capital Improvements, General Obligation Unlimited, 5.00% due 3/1/17	2,047,302

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2009

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Massachusetts — 2.0%
$2,000,000	Massachusetts State, General Obligation Limited, Refunding, Series B, (FSA Insured), 5.25% due 8/1/16	$2,291,280

	Minnesota — 1.4%
1,500,000	Minneapolis, MN, Convention Center, General Obligation Unlimited, 5.00% due 12/1/13	1,569,555

	New York — 4.2%
1,705,000	New York State, Environmental Facilities Corporation, Special Obligation Revenue, Riverbank State Park, Refunding, (CIFG Assurance N.A. Insured), 5.00% due 4/1/15	1,886,480
1,200,000	New York State, Dormitory Authority Revenue, State Supported Debt, Construction Service, Contract A, 5.00% due 7/1/18	1,322,688
1,420,000	New York State, Thruway Authority, Highway and Bridge Trust Fund, Second Series B, (FGIC Insured), 5.00% due 4/1/13	1,570,265

		4,779,433

	North Carolina — 1.5%
1,500,000	Buncombe County, NC, Certificate Participation, Refunding, Series B, 5.00% due 6/1/13	1,667,490

	Ohio — 6.8%
1,775,000	Cleveland, OH, Waterworks Revenue, Series K, Prerefunded 1/1/12 @ 100, (FGIC Insured), 5.25% due 1/1/19	1,934,466
945,000	Lorain, OH, City School District, Classroom Facilities, General Obligation Unlimited, Prerefunded 12/1/12 @ 101, (NPFG Insured), 5.25% due 12/1/20	1,073,520
1,000,000	Ohio State, Common Schools, General Obligation Unlimited, Series B, 5.00% due 3/15/13	1,114,610
700,000	Ohio State, General Obligation Unlimited, (FSA Insured), 5.50% due 11/1/13	803,474
1,075,000	Ohio State, Higher Education, General Obligation Unlimited, Series B, Prerefunded, 11/1/11 @ 100, 5.00% due 11/1/16	1,165,268

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2009

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Ohio — (Continued)
$1,500,000	Ohio State, Major New Street Infrastructure Project Revenue, Series 2007-1, (FSA Insured), 5.00% due 6/15/13	$1,672,155

		7,763,493

	Pennsylvania — 40.7%
100,000	Allegheny County, PA, General Obligation Unlimited, Refunding, Series C-55, (NPFG Insured), 5.375% due 11/1/14	110,993
200,000	Allegheny County, PA, Higher Education Building Authority Revenue, Duquesne University, Series A, (FGIC Insured), 5.00% due 3/1/17	217,862
	Allegheny County, PA, Sanitation Authority Sewer Revenue, (NPFG Insured):
500,000	5.375% due 12/1/15	523,420
100,000	5.00% due 12/1/17	105,694
1,700,000	Ambridge, PA, Area School District, General Obligation Unlimited, (NPFG Insured) Prerefunded 11/1/14 @ 100, 5.50% due 11/1/29	1,997,500
655,000	Bethlehem, PA, General Obligation Unlimited, Series A (FGIC Insured), 3.50% due 8/1/12	655,812
500,000	Boyertown, PA, Area School District, (FSA Insured), 5.00% due 10/1/17	550,525
255,000	Bucks County, PA, Community College Authority, College Building Revenue, 4.75% due 6/15/18	281,864
500,000	Central Bucks, PA, School District, General Obligation Unlimited, (NPFG Insured), 5.00% due 5/15/16	551,525
500,000	Conneaut, PA, School District, Refunding, Series B, (FSA Insured), 5.00% due 11/1/20	558,890
85,000	Dauphin County, PA, General Authority Hospital Revenue, Escrowed to Maturity, (FGIC Insured), 6.125% due 7/1/10	87,916
305,000	Dauphin County, PA, Prerefunded, Series B, (AMBAC Insured), 5.00% due 11/15/17	349,768
250,000	Delaware County, PA, General Obligation Unlimited, 3.00% due 7/15/13	263,308

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2009

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)
$400,000	Delaware County, PA, Regional Water Quality Control Authority, Sewer, (NPFG Insured), Prerefunded 5/1/14 @ 100 Revenue, 5.00% due 5/1/25	$454,252
215,000	Delaware River Joint Toll Bridge Commission Revenue, (NPFG Insured), 5.25% due 7/1/16[1]	234,376
285,000	Delaware River Joint Toll Bridge Commission Revenue, Prerefunded 7/1/13 @ 100, (NPFG Insured), 5.25% due 7/1/16[1]	324,108
750,000	Delaware River Port Authority, PA and NJ Revenue, (FSA Insured), 5.25% due 1/1/12[1]	754,995
	Delaware River Port Authority, Pennsylvania, New Jersey & Delaware River Bridges Revenue, Escrowed to Maturity:
55,000	6.00% due 1/15/10[1]	55,570
55,000	6.50% due 1/15/11[1]	57,540
775,000	Delaware Valley, PA, Regional Financial Authority Local Government Revenue, 5.50% due 7/1/12	853,019
740,000	Delaware Valley, PA, Regional Financial Authority, Local Government Revenue, (AMBAC Insured), 5.50% due 8/1/18	830,184
515,000	Dover, PA, Area School District, General Obligation Unlimited, (FGIC Insured), 5.375% due 4/1/18	559,872
	Downington, PA, Area School District, General Obligation Unlimited, (FSA Insured):
500,000	5.25% due 4/1/14	528,540
500,000	4.90% due 4/1/16	514,925
1,000,000	East Stroudsburg, PA, Area School District, General Obligation Limited, (FSA Insured), 5.00% due 9/1/20	1,092,160
325,000	Easton, PA, Area School District, General Obligation Limited, (FSA Insured), 5.00% due 4/1/17	364,725
955,000	Erie County, PA, General Obligation Unlimited, 5.00% due 9/1/16	1,074,919
250,000	Harrisburg, PA, Authority, Recovery Facilities Revenue, Series D-2, Mandatory Put 12/1/13 @ 100, (FSA Insured), 5.00% due 12/1/33	253,305

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2009

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)
$200,000	Harrisburg, PA, Parking Authority Revenue, Refunding, Escrowed to Maturity, (FSA Insured), 5.50% due 5/15/11	$214,890
350,000	Hazleton, PA, Area School District, General Obligation Unlimited, (FSA Insured), 5.00% due 3/1/20	384,947
630,000	Jim Thorpe, PA, Area School District, (FSA Insured), 5.00% due 3/15/18	676,752
505,000	Kennett, PA, Consolidated School District, General Obligation Unlimited, (NPFG Insured), 5.00% due 2/15/15	566,342
15,000	Lancaster, PA, Area Sewer Authority Revenue, Escrowed to Maturity, 6.00% due 4/1/12	15,964
600,000	Lehigh County, PA, General Obligation Unlimited, Series A, 5.00% due 11/15/18	675,714
500,000	Lehigh County, PA, General Purpose Hospital Revenue, Lehigh Valley Health Network, Series A, (FSA Insured), 5.00% due 7/1/16	532,605
470,000	Lower Paxton Township, PA, General Obligation Unlimited, Series A, 3.00% due 1/1/14	480,739
290,000	Lower Paxton Township, PA, General Obligation Unlimited, Series B, 3.00% due 5/15/14	296,725
1,210,000	Manheim Township, PA, Area School District, General Obligation Limited, (AGC Insured), 5.00% due 6/1/16	1,341,587
435,000	Montgomery County, PA, Higher Education and Health Authority Revenue, Catholic Health East, Prerefunded 11/15/14 @100, 5.50% due 11/15/24	509,102
250,000	Montgomery County, PA, Higher Education and Health Authority Revenue, Dickinson College Project, Series FF1, (CIFG Assurance N.A. Insured), 5.00% due 5/1/17	268,693
250,000	Moon Area School District, PA, General Obligation Unlimited, (FSA State Aid Withholding), 5.00% due 11/15/17	275,273
425,000	Northampton County, PA, Higher Education Authority Revenue, Lehigh University, 5.25% due 11/15/09	425,863

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2009

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)
$325,000	Northampton Township, PA, General Obligation Unlimited, (NPFG Insured), 4.60% due 11/15/10	$326,043
200,000	Northampton, PA, Bucks County Municipal Authority, Sewer Revenue, Escrowed to Maturity, 6.20% due 11/1/13	218,848
700,000	Palisades, PA, School District, General Obligation Unlimited, (FGIC Insured), 3.55% due 9/1/14	715,603
1,485,000	Penn Manor, PA, School District, General Obligation Unlimited, 3.00% due 6/1/13	1,541,875
500,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health System, Series A, (AMBAC Insured), 5.00% due 8/15/20	523,380
750,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health System, Series B, 5.50% due 8/15/18	843,240
500,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania, (AMBAC Insured), 5.00% due 8/15/10	516,035
500,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pittsburgh Medical Center Health Systems, Series A, 6.25% due 1/15/18	517,930
400,000	Pennsylvania State Higher Educational Facilties Authority Revenue, Drexel University, 5.50% due 5/1/12	431,596
700,000	Pennsylvania State Public School Building Authority, Lease Revenue, Philadelphia School District Project, Series A (FSA Insured), 5.00% due 6/1/18	737,324
1,000,000	Pennsylvania State Public School Building Authority, Lease Revenue, Western Center Technical School (FSA Insured), 5.00% due 2/15/15	1,117,270
250,000	Pennsylvania State Public School Building Authority, School Revenue, Garnet Valley School District Project, Prerefunded to 2/1/11 @100, (AMBAC Insured), 5.25% due 2/1/12	263,340

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2009

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)
$1,500,000	Pennsylvania State Public School Building Authority, School Revenue, North Pennsylvania School District Project, 5.00% due 3/1/16	$1,686,330
1,725,000	Pennsylvania State Public School Building Authority, School Revenue, Philadelphia School District Project, Prerefunded 6/1/13 @ 100, (FSA Insured), 5.25% due 6/1/24	1,955,184
510,000	Pennsylvania State Turnpike Commission Revenue, Refunded Balance, Series S, 5.50% due 6/1/15	549,882
100,000	Pennsylvania State Turnpike Commission Revenue, Refunded Balance, Series S (FGIC Insured), 5.00% due 6/1/15	106,462
500,000	Pennsylvania State Turnpike Commission Revenue, Sub-Series A (AGC Insured), 3.00% due 6/1/12	513,210
60,000	Pennsylvania State Turnpike Commission, Oil Franchise, Tax Revenue, Escrowed to Maturity, Series A, (AMBAC Insured), 5.25% due 12/1/14	60,831
250,000	Pennsylvania State Turnpike Commission, Oil Franchise, Tax Revenue, Refunded Balance, Series B, (AMBAC Insured), 5.00% due 12/1/17	268,830
	Pennsylvania State Turnpike Commission, Oil Franchise, Tax Revenue, Unrefunded Balance, Series A (AMBAC Insured):
20,000	5.25% due 12/1/13	20,185
10,000	5.25% due 12/1/14	10,093
1,000,000	Pennsylvania State, General Obligation Unlimited, 5.25% due 7/1/14	1,146,090
80,000	Pennsylvania State, General Obligation Unlimited, Series 2, Prerefunded 7/1/13 @ 100, (NPFG Insured), 5.00% due 7/1/15	90,265
750,000	Pennsylvania State, General Obligation Unlimited, Series A, 5.00% due 8/1/16	855,705
260,000	Pennsylvania State, General Obligation Unlimited, Unrefunded Balance, Series 2, (NPFG Insured), 5.00% due 7/1/15	283,696
	Philadelphia, PA, General Obligation Unlimited, Prerefunded 3/15/11 @100, (FSA Insured):
500,000	5.25% due 9/15/13	531,485

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2009

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)
$150,000	5.25% due 9/15/16	$159,446
	Philadelphia, PA, Municipal Authority Revenue, Refunding — Lease — Series B, (FSA Insured):
540,000	5.25% due 11/15/16	575,656
250,000	5.25% due 11/15/18	270,160
1,500,000	Philadelphia, PA, School District, General Obligation Limited, Series F (BHAC Insured), 5.00% due 9/1/17	1,681,350
850,000	Pocono Mountain, PA, School District, General Obligation Unlimited, Series A (NPFG Insured), 5.00% due 10/1/13	945,829
135,000	Ringgold, PA, School District, Escrowed to Maturity, 6.20% due 1/15/13	146,640
1,175,000	Rose Tree Media, PA, School District, General Obligation Unlimited, Series A, 4.00% due 2/15/14	1,266,380
640,000	Spring Grove, PA, Area School District, General Obligation Unlimited, (FGIC Insured), 5.25% due 4/1/16	651,347
1,500,000	University of Pittsburgh, PA, Commonwealth System of Higher Education Revenue, University Capital Project, 5.50% due 9/15/39	1,676,760
250,000	Wayne Highlands, PA, Area School District, General Obligation Unlimited, (FSA Insured), 5.375% due 4/1/14	273,213
1,425,000	Westmoreland County, PA, Municipal Authority, Municipal Service Revenue, Prerefunded to 8/15/15 @ 100, (FSA Insured), 5.25% due 8/15/25	1,653,356
250,000	York, PA, General Authority Guaranteed Revenue, York City Recreation Corp., (AMBAC Insured), 5.50% due 5/1/15	263,730

		46,267,362

	Puerto Rico — 0.1%
100,000	Puerto Rico Commonwealth Highway and Transportation Authority Revenue, Series J, Prerefunded 7/1/14 @100, 5.00% due 7/1/34	114,268

	South Carolina — 1.8%
2,000,000	South Carolina State, Public Service Authority Revenue, Series A, (NPFG Insured), 5.625% due 1/1/13	2,037,800

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2009

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Texas — 14.4%
$860,000	Austin, TX, Water and Wastewater System Revenue, Refunding, Series A, (AMBAC Insured), 5.50% due 11/15/13	$985,414
2,755,000	Dallas, TX, Refunding and Improvement, General Obligation Limited, Refunding, 5.00% due 2/15/14	3,106,290
2,370,000	Houston, TX, Utilities System Revenue, Refunding, First Lien, Series A, (NPFG Insured), 5.25% due 5/15/17	2,663,833
1,070,000	Humble, TX, Independent School District, General Obligation Unlimited, Refunding, Series A, 5.25% due 2/15/14	1,216,462
1,500,000	Killeen, TX, Independent School District, General Obligation Unlimited, 5.00% due 2/15/15	1,621,260
1,000,000	Laredo, TX, Independent School District, General Obligation Unlimited, 5.00% due 8/1/14	1,134,270
450,000	Northside, TX, Independent School District, General Obligation Unlimited, 5.00% due 2/15/14	506,983
2,000,000	San Antonio, TX, Electric and Gas Revenue, Unrefunded Balance, Refunding System, 5.375% due 2/1/16	2,162,880
715,000	San Antonio, TX, General Obligation Limited, 5.00% due 2/1/15	806,956
1,435,000	Texas State, Public Finance Authority, Building Revenue, Refunding, Texas Department Criminal Projects, (AMBAC Insured), 5.00% due 2/1/13	1,585,689
500,000	Texas State, Public Finance Authority, General Obligation Unlimited, 5.375% due 10/1/13	553,925

		16,343,962

	Utah — 1.0%
1,000,000	Utah State, Building Ownership Authority, Lease Revenue, Refunding, State Facilities Master Lease, PG-C, (FSA Insured), 5.50% due 5/15/12	1,106,340

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2009

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Virginia — 4.2%
$1,225,000	Arlington County, VA, Industrial Development Authority, Hospital Facilities Revenue, Hospital Center, Virginia Arlington Health System, Prerefunded 7/1/11 @ 101, 5.50% due 7/1/17	$1,331,722
1,500,000	Virginia College Building Authority, Educational Facilities Revenue, 5.00% due 9/1/13	1,690,545
1,500,000	Virginia State, Public Building Authority, Public Facilities Revenue, Refunding, Series B, 5.00% due 8/1/13	1,687,515

		4,709,782

	Washington — 1.3%
1,410,000	Washington State, General Obligation Limited, Series R-03-A, (NPFG Insured), 5.00% due 1/1/15	1,515,553

	TOTAL MUNICIPAL BONDS (Cost $105,611,499)	107,843,478

TOTAL INVESTMENTS (Cost $105,611,499)[2]	95.0%	$107,843,478
OTHER ASSETS IN EXCESS OF LIABILITIES	5.0	5,714,662

NET ASSETS	100.0%	$113,558,140

*	Percentages indicated are based on net assets.
[1]	This is a joint regional authority.
[2]	Aggregate cost for federal tax purposes was $105,611,499.
Abbreviations:
AGC — Assurance Guaranty Corporation
AMBAC — American Municipal Bond Assurance Corporation
BHAC — Berkshire Hathaway Assurance Corporation
FGIC — Financial Guaranty Insurance Corporation
FSA — Financial Security Assurance
NPFG — National Public Finance Guarantee Corp

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2009

CREDIT QUALITY

On October 31, 2009, credit quality of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

MOODY’S CREDIT RATING:
Aaa	10.4%	$11,912,002
Aa1	19.9	22,527,318
Aa2	19.4	22,111,668
Aa3	21.4	24,266,838
A1	5.7	6,525,529
A2	3.2	3,555,628
A3	0.3	379,823
Escrowed	0.6	629,114
S&P’S CREDIT RATING:
AAA	0.2	218,848
AA-	4.1	4,608,195
AA	5.3	6,021,204
A+	0.6	715,603
A	2.8	3,139,867
NOT RATED:	1.1	1,231,841

TOTAL MUNICIPAL BONDS	95.0%	$107,843,478

TOTAL INVESTMENTS	95.0%	$107,843,478

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2009

Face
Amount		Value

MUNICIPAL BONDS* — 97.0%
	Delaware — 3.3%
	Delaware River & Bay Authority, Development Revenue, (NPFG Insured):
$500,000	5.00% due 1/1/19[1]	$529,340
500,000	5.00% due 1/1/17[1]	537,365

		1,066,705

	New Jersey — 91.4%
460,000	Atlantic County, NJ, General Obligation Unlimited, 5.00% due 2/1/16	522,463
300,000	Avalon Boro, NJ, General Obligation Unlimited, 5.00% due 5/15/12	329,190
500,000	Bergen County, NJ, Improvement Authority Revenue, Bergen County Utilities, (County Guaranteed), 4.50% due 12/15/19	547,610
500,000	Bergen County, NJ, General Obligation Unlimited, 4.00% due 10/15/14	550,080
370,000	Brigantine, NJ, (NPFG Insured), 5.00% due 8/15/12	371,214
250,000	Burlington County, NJ, Bridge Commission Revenue, Governmental Leasing Program (County Guaranteed), 4.50% due 8/15/12	272,278
510,000	Caldwell and West Caldwell, NJ, Bridge Commission, General Obligation Unlimited, (FSA Insured), 4.125% due 9/1/14	560,699
355,000	Cape May County, NJ, Bridge Commission Revenue Bonds, (County Guaranteed), (AGC Insured), 3.50% due 6/1/13	370,474
100,000	Chatham Boro, NJ, General Obligation Unlimited, (FSA Insured), 3.75% due 12/15/13	107,779
440,000	Demarest, NJ, School District, (FSA Insured), 5.00% due 2/15/18	487,322
125,000	Essex County, NJ, General Obligation Unlimited, (NPFG Insured), Escrowed to Maturity, 5.00% due 5/1/13	140,194
300,000	Essex County, NJ, Improvement Authority Revenue, County Guaranteed, (AGC Insured), 4.50% due 10/1/14	331,263
250,000	Essex County, NJ, Improvement Authority Revenue, Guaranteed Lease, County Correctional, (FGIC Insured), Prerefunded 10/1/13 @ 100, 4.50% due 10/1/23	278,443

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2009

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)
$250,000	Garden State Preservation Trust, NJ, Open Space and Farmland, Series A, (FSA Insured), 5.80% due 11/1/21	$289,200
	Gloucester Township, NJ, Board of Education, General Obligation Unlimited, (FGIC Insured):
500,000	4.20% due 8/1/14	521,945
700,000	4.25% due 8/1/15	724,990
250,000	Hazlet Township, NJ, School District, General Obligation Unlimited, (FSA Insured), 5.00% due 2/1/14	261,908
200,000	Hopewell Valley, NJ, Regional School District, General Obligation Unlimited, (FGIC Insured), 5.00% due 8/15/12	206,418
250,000	Lenape, NJ, Regional School District, General Obligation Unlimited, (FGIC Insured), 5.00% due 4/1/16	276,803
235,000	Mantua Township, NJ, School District, General Obligation Unlimited, (NPFG Insured), 5.00% due 3/1/13	252,183
325,000	Marlboro Township Municipal Utilities Authority Revenue, 3.50% due 12/1/12	341,331
425,000	Mercer County, NJ, Improvement Authority Revenue, Courthouse Project, Series A, 5.00% due 4/1/16	483,590
250,000	Middlesex County, NJ, Improvement Authority Revenue Refunding, Open Space Trust Fund, (County Guaranteed), 5.00% due 9/15/17	288,047
60,000	Middlesex County, NJ, Improvement Authority Revenue, (County Guaranteed), 5.45% due 9/15/11	60,226
195,000	Monmouth County, NJ, Improvement Authority Revenue, Prerefunded 12/01/10 @ 100, Governmental Loan, (AMBAC Insured), 5.00% due 12/1/12	204,740
100,000	Monmouth County, NJ, Improvement Authority Revenue, Series A, (AMBAC Insured), 5.25% due 12/1/16	106,936
	Monmouth County, NJ, Improvement Authority Revenue, Unrefunded, Governmental Loan, (AMBAC Insured):
125,000	5.20% due 12/1/14	127,773
55,000	5.00% due 12/1/12	56,593

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2009

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)
$125,000	Monroe Township Middlesex County, NJ, Board of Education, General Obligation Unlimited, (FGIC Insured), 5.00% due 9/15/13	$133,745
500,000	Morris County, NJ, General Obligation Unlimited, 5.00% due 2/1/15	549,915
20,000	Mount Holly, NJ, Municipal Utilities Authority, Sewer Revenue, Unrefunded, (NPFG Insured), 5.00% due 12/1/13	20,063
395,000	Mount Olive Township, NJ, General Obligation Unlimited, (AMBAC Insured), 5.00% due 8/15/14	448,973
400,000	New Jersey Economic Development Authority Revenue, School Facilities, Series F, (FGIC Insured), 5.25% due 6/15/14	438,728
400,000	New Jersey Economic Development Authority Revenue, School Facilities, Series U, (FSA Insured), 5.00% due 9/1/21	422,880
360,000	New Jersey Economic Development Authority, Park Facilities Authority, Elizabeth Development Company, Series A, (AMBAC Insured), 5.00% due 10/15/16	406,476
450,000	New Jersey Economic Development Authority, School Facilities Construction, Series L, (AMBAC Insured), 5.00% due 3/1/18	482,098
300,000	New Jersey Environmental Infrastructure Trust Revenue, Series A, 5.00% due 9/1/14	323,514
250,000	New Jersey Health Care Facilities Financing Authority Revenue, Atlanticare Regional Medical Center, 5.00% due 7/1/16	264,645
400,000	New Jersey Health Care Facilities Financing Authority Revenue, Capital Health Systems Obligation Group, Series A, Prerefunded 7/1/13 @ 100, 5.75% due 7/1/23	454,172
	New Jersey Health Care Facilities Financing Authority Revenue, St. Claires Hospital Inc., Series B, (MBIA Insured), Escrowed to Maturity:
500,000	4.00% due 7/1/11	526,135
300,000	5.25% due 7/1/15	345,057
500,000	New Jersey Sports & Exposition Authority Convention Center, Tobacco and Liquor Taxes, Refunding, (NPFG Insured), 5.125% due 9/1/14	501,405

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2009

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)
$135,000	New Jersey Sports & Exposition Authority State Contract, Revenue Bonds, Series A, Escrowed to Maturity, 5.00% due 3/1/10	$137,117
65,000	New Jersey Sports & Exposition Authority State Contract, Revenue Bonds, Series A, Prerefunded 3/1/16 @ 100, (AMBAC Insured), 5.00% due 3/1/17	74,601
115,000	New Jersey Sports & Exposition Authority State Contract, Revenue Bonds, Series A, Unrefunded, 5.00% due 3/1/10	116,668
185,000	New Jersey Sports & Exposition Authority State Contract, Revenue Bonds, Series A, Unrefunded, (AMBAC Insured), 5.00% due 3/1/17	202,255
200,000	New Jersey State Economic Development Authority, School Facilities Construction Revenue, Series C, Prerefunded 6/15/12 @ 100, (MBIA Insured), 5.00% due 6/15/16	220,574
250,000	New Jersey State Educational Facilities Authority Revenue, College of New Jersey, Series D (FSA Insured), 5.00% due 7/1/19	273,225
100,000	New Jersey State Educational Facilities Authority Revenue, Institute for Advanced Study, 5.00% due 7/1/11	106,967
400,000	New Jersey State Educational Facilities Authority Revenue, Kean University, Series D (FGIC Insured), Prerefunded 7/1/13 @ 100, 5.25% due 7/1/20	453,656
500,000	New Jersey State Educational Facilities Authority Revenue, Princeton University, 5.00% due 7/1/13	563,960
450,000	New Jersey State Educational Facilities Authority Revenue, Rowan University, (FGIC Insured), Prerefunded 7/1/13 @ 100, 5.125% due 7/1/21	508,365
500,000	New Jersey State Educational Facilities Authority, Higher Education Capacity Improvement Revenue Bonds, Series A (FSA Insured), 5.00% due 9/1/14	559,495
500,000	New Jersey State Educational Facilities Authority, Montclair State University, Series J, (NPFG Insured), 5.25% due 7/1/17	554,130

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2009

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)
$500,000	New Jersey State Educational Facilities Authority, Revenue, Higher Education Facilities Trust Fund, Series A, (FSA Insured), 5.00% due 9/1/16	$550,900
250,000	New Jersey State Educational Facilities Authority, Richard Stockton College, (AMBAC Insured), 5.00% due 7/1/17	267,528
400,000	New Jersey State Educational Facilities Authority, William Patterson University, Series E, Prerefunded 7/1/12 @ 100, (Syncora Gurantee, Inc. Insured), 5.25% due 7/1/20	442,316
	New Jersey State Housing & Mortgage Finance Agency, Multi-Family Housing Revenue, Series B, (FSA Insured):
295,000	5.55% due 11/1/09	295,035
165,000	5.75% due 11/1/11	166,947
155,000	New Jersey State Housing & Mortgage Finance Agency, Multi-Family Housing Revenue, Series E, 3.875% due 5/1/13	161,296
400,000	New Jersey State Transportation Trust Fund Authority, Series B, (NPFG Insured), 5.50% due 12/15/15	453,572
250,000	New Jersey State Transportation Trust Fund Authority, Transit Revenue, Series A, (FGIC Insured), 5.00% due 6/15/17	271,948
100,000	New Jersey State Transportation Trust Fund Authority, Transportation System, Series A, Escrowed to Maturity, 5.50% due 6/15/13	114,269
550,000	New Jersey State Transportation Trust Fund Authority, Transportation System, Series A, Escrowed to Maturity, (FGIC Insured), 5.25% due 6/15/14	633,935
70,000	New Jersey State Turnpike Authority, Turnpike Revenue, Series A, (NPFG Insured), 5.75% due 1/1/18	70,497
400,000	New Jersey State Turnpike Authority, Turnpike Revenue, Series G, 5.00% due 1/1/17	439,864
400,000	New Jersey State, General Obligation Unlimited, (NPFG Insured), 5.50% due 8/1/13	455,304

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2009

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)
$690,000	New Jersey State, General Obligation Unlimited, Refunding, Series H, 5.25% due 7/1/14	$785,841
10,000	New Jersey State, Wastewater Treatment Trust Revenue, Series A, Unrefunded Balance, 5.25% due 9/1/13	10,035
400,000	Newark, NJ, Housing Authority Revenue, Port Authority, Newark Marine Terminal, (MBIA Insured), Prerefunded 1/1/14 @ 100, 5.00% due 1/1/37	449,984
	Ocean City, NJ, Board of Education, General Obligation Unlimited, (NPFG Insured):
150,000	5.00% due 4/1/12	163,382
710,000	5.00% due 4/1/16	800,731
200,000	Passaic County, NJ, General Obligation Unlimited, (FSA Insured), 5.25% due 6/1/15	210,830
300,000	Rutgers State University, Revenue Bonds, (FGIC Insured), 5.00% due 5/1/15	326,235
300,000	Sayreville, NJ, General Obligation Unlimited, (AGC Insured), 4.25% due 10/1/12	326,487
300,000	Tobacco Settlement Financing Corp., NJ, Revenue Bond, Prerefunded 6/1/12 @ 100, 6.00% due 6/1/37	337,482
	Tobacco Settlement Financing Corp., NJ, Revenue Bond, Prerefunded 6/1/13 @ 100:
335,000	6.75% due 6/1/39	394,503
225,000	7.00% due 6/1/41	266,830
610,000	6.25% due 6/1/43	710,552
500,000	Union County, NJ, Prerefunded 3/1/12 @ 100, 5.00% due 3/1/17	546,110
150,000	Warren Township, NJ, School District, General Obligation Unlimited, 5.35% due 3/15/10	152,769
500,000	Washington Township, NJ, Board of Education Gloucester County, General Obligation Unlimited, (NPFG Insured), 5.00% due 2/1/15	541,910
540,000	West Windsor Plainsboro, NJ, Regional School District, General Obligation Unlimited, Refunding, (FSA Insured), 5.00% due 9/15/15	618,818

		29,126,421

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2009

Face
Amount			Value

MUNICIPAL BONDS* — (Continued)
	Pennsylvania — 2.3%
$435,000	Delaware River Joint Toll Bridge Commission Revenue, (NPFG Insured), 5.25% due 7/1/16[1]		$474,202
115,000	Delaware River Joint Toll Bridge Commission, Revenue, Series A, (NPFG Insured), 5.00% due 7/1/13[1]		125,295
	Delaware River Port Authority, Pennsylvania, New Jersey & Delaware River Bridges Revenue, Escrowed to Maturity:
85,000	6.00% due 1/15/10 [1]		85,881
55,000	6.50% due 1/15/11 [1]		57,540

			742,918

	TOTAL MUNICIPAL BONDS (Cost $30,307,630)		30,936,044

TOTAL INVESTMENTS (Cost $30,307,630)[2]		97.0%	$30,936,044
OTHER ASSETS IN EXCESS OF LIABILITIES		3.0	941,016

NET ASSETS		100.0%	$31,877,060

*	Percentages indicated are based on net assets.
[1]	This is a joint regional authority.
[2]	Aggregate cost for federal tax purposes was $30,307,630.
Abbreviations:
AGC — Assurance Guaranty Corporation
AMBAC — American Municipal Bond Assurance Corporation
FGIC — Financial Guaranty Insurance Corporation
FSA — Financial Security Assurance
MBIA — Municipal Bond Investors Assurance
NPFG — National Public Finance Guarantee Corp

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

New Jersey Muni Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2009

CREDIT QUALITY

On October 31, 2009, credit quality of the Portfolio was as follows (Unaudited):

	% of
	Net Assets	Value

MOODY’S CREDIT RATING:
Aaa	17.0%	5,464,791
Aa1	3.1	1,002,162
Aa2	15.3	4,833,344
Aa3	19.5	6,239,757
A1	9.9	3,131,688
A2	11.0	3,498,954
A3	3.7	1,198,157
Escrowed	3.9	1,227,823
S&P’S CREDIT RATING:
AAA	2.2	707,896
AA-	1.4	449,984
AA	5.2	1,652,958
A+	0.5	161,296
A	2.8	871,192
FITCH’S CREDIT RATING:
AAA	1.5	496,042

TOTAL MUNICIPAL BONDS	97.0%	$30,936,044

TOTAL INVESTMENTS	97.0%	$30,936,044

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements

1.	Organization and Significant Accounting Policies

The Glenmede Portfolios (the “Fund”) is an investment company that was organized as a Massachusetts business trust on March 3, 1992, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of October 31, 2009, the Fund offered shares of two Sub-Trusts, the Muni Intermediate Portfolio and the New Jersey Muni Portfolio (each, a “Portfolio” and collectively, the “Portfolios”). Each Portfolio is classified as non-diversified.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Portfolio in the preparation of its financial statements.

Valuation of Securities: Municipal obligations for which market quotations are readily available are valued at the most recent quoted bid price provided by investment dealers, provided that municipal obligations may be valued on the basis of prices provided by a pricing service when such prices are determined by the investment advisor to reflect the fair market value of such municipal obligations. When market quotations are not readily available or events occur that make established valuation methods unreliable, municipal obligations are valued in a manner which is intended to reflect their fair value as determined in accordance with procedures approved by of the Board of Trustees of the Fund (the “Board”). The fair value of securities is generally determined as the amount that a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount. Debt obligations with remaining maturities of 60 days or less are valued on the basis of amortized cost.

Financial Accounting Standards Board Statement of Financial Accounting Standards ASC 820, “Fair Value Measurements” (“ASC 820”), is applicable to the Fund, effective November 1, 2008. ASC 820 defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:

Level 1 — quoted prices in active markets for identical investments

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements — (Continued)

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others) or valuations based on quoted prices in markets that are not active.

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.

The Muni Intermediate Portfolio and New Jersey Muni Portfolio had all long-term investments, with corresponding industries at Level 2 at October 31, 2009.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts when appropriate.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is accrued based on the terms of the security. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

Dividends and Distributions to Shareholders: Dividends from net investment income, if any, are declared and paid monthly. The Portfolios distribute any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for each Portfolio may be made at the discretion of the Board in order to avoid a nondeductible excise tax under Section 4982 of the Internal Revenue Code, as amended.

Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Portfolio, timing differences and differing characterization of distributions made by each Portfolio.

Federal Income Taxes: Each Portfolio intends to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code, applicable to regulated investment companies, and by distributing substantially all of its tax-exempt (and taxable, if any) income to its shareholders. Therefore, no federal income tax provision is required. Income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for amortized premiums, expired net capital loss carryforwards, discounts and net operating losses. Net investment income/(loss), net realized capital gains/(losses) and net assets are not affected. The calculation of net

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements — (Continued)

investment income/(loss) per share in the financial highlights tables excludes such adjustments.

In June 2006, the FASB issued ASC 740, (“ASC 740”) “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109”. ASC 740 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB ASC 740, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. ASC 740 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. The adoption of ASC 740 did not have a material effect on the net asset value, when assessed for all open tax years, financial conditions or results of operations of the Fund.

As of October 31, 2009, the tax year end of the Fund, the following Portfolios had available capital loss carryforwards to be utilized in the current period to offset future net capital gains through the indicated expiration dates as follows:

	Expiring October 31,
Portfolio	2014	2015	2016	2017
Muni Intermediate Portfolio	$17,812	$20,893	$84,201	$117,139
New Jersey Muni Portfolio	—	—	6,040	—

During the year ended October 31, 2009, the following Portfolio utilized capital loss carryforwards:

New Jersey Muni Portfolio	$5,497

As of October 31, 2009, the tax year end of the Fund, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Total
	Tax-Exempt	Ordinary	Long-Term	Distributable
Portfolio	Income	Income	Gains	Earnings
Muni Intermediate	$208,477	$—	$—	$2,200,411
Portfolio
New Jersey Muni	60,435	—	—	682,809
Portfolio

Total Distributable Earnings are additionally comprised of Net Unrealized Appreciation/(Depreciation) and Capital Loss Carryforwards, which are shown elsewhere in the Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements — (Continued)

As of October 31, 2009, the tax characterization of distributions paid during the year was equal to the book characterization of distributions paid for the Portfolios, with the following exception:

	Tax	Ordinary	Long-Term
Portfolio	Exempt	Income	Gains
Muni Intermediate Portfolio	$1,825,598	$—	$—
New Jersey Muni Portfolio	708,690	—	—

2.	Investment Advisory Fee, Administration Fee and Other Related Party Transactions

Since January 1, 2007, Glenmede Investment Management LP (the “Advisor”), a wholly-owned subsidiary of The Glenmede Trust Company, N.A. (“Glenmede Trust”), has served as investment advisor to the Muni Intermediate Portfolio and New Jersey Muni Portfolio, pursuant to an investment management agreement with the Fund. Under this agreement, the Advisor manages the Portfolios, subject to the general supervision of the Board. Prior thereto, investment advisory services were provided by Glenmede Trust’s wholly-owned subsidiary, Glenmede Advisers, Inc.

Muni Intermediate Portfolio and New Jersey Muni Portfolio do not pay a management fee for advisory services. The investors in the Portfolios are the clients of Glenmede Trust or its affiliated companies (“Affiliates”). Glenmede Trust or its Affiliates charge a fee directly to their clients for fiduciary, trust and/or advisory services. The actual annual fees charged vary dependent on a number of factors, including the particular services provided to the client, and are generally 1.25% or less of the clients’ assets under management.

The Muni Intermediate Portfolio and New Jersey Muni Portfolio each pay Glenmede Trust shareholder servicing fees at the annual rate of 0.15% of such Portfolio’s average daily net assets.

State Street Bank and Trust Company (“State Street”) serves as administrator, transfer agent, dividend-paying agent and custodian with respect to the Fund. The Fund pays State Street a fee based on the combined aggregate average daily net assets of the Portfolios and The Glenmede Fund, Inc., a registered investment company, plus transaction charges for certain transactions and out-of-pocket expenses. The fee is computed daily and paid monthly. State Street is also paid an annual fee plus out-of-pocket expenses for the provision of personnel and services related to the Fund’s compliance program. The Fund’s Chief Compliance Officer holds the position of Senior Director at State Street.

Quasar Distributors, LLC (“Quasar”) serves as distributor of the Portfolios’ shares. The distributor receives no fees from the Fund in connection with distribution services provided to the Fund. The Advisor pays Quasar’s fees and out-of-pocket expenses for the distribution services it provides to the Fund.

The Fund pays each Board member an annual fee of $1,000 and out-of-pocket expenses incurred in attending Board meetings.

Expenses for the year ended October 31, 2009 include legal fees paid to Drinker Biddle & Reath LLP. A partner of the law firm is Secretary of the Fund.

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements — (Continued)

3.	Purchases and Sales of Securities

For the year ended October 31, 2009, cost of purchases and proceeds from sales of investment securities other than U.S. government securities and short-term securities were:

Portfolio	Purchases	Sales
Muni Intermediate Portfolio	$86,301,940	$22,968,678
New Jersey Muni Portfolio	17,136,974	3,938,574

As of October 31, 2009, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio	Appreciation	Depreciation	Net
Muni Intermediate Portfolio	$2,411,862	$179,883	$2,231,979
New Jersey Muni Portfolio	694,434	66,020	628,414

4.	Shares of Beneficial Interest

As of October 31, 2009, Glenmede Trust, on behalf of its clients, holds of record and has voting and/or investment authority over substantially all of the Portfolios’ outstanding shares. The Fund may issue an unlimited number of shares of beneficial interest with a $.001 par value. Changes in shares of beneficial interest outstanding were as follows:

	Year Ended		Year Ended
	10/31/09		10/31/08
	Shares	Amount	Shares	Amount
Muni Intermediate Portfolio:
Sold	7,774,660	$82,573,226	2,182,355	$22,415,449
Issued as reinvestment of dividends	—	—	—	—
Redeemed	(1,347,852)	(14,347,816)	(166,328)	(1,720,583)

Net increase	6,426,808	$68,225,410	2,016,027	$20,694,866

New Jersey Muni Portfolio:
Sold	1,616,658	$16,758,973	451,763	$4,585,690
Issued as reinvestment of dividends	—	—	—	—
Redeemed	(326,133)	(3,385,274)	(206,719)	(2,088,157)

Net increase	1,290,525	$13,373,699	245,044	$2,497,533

5.	Concentration of Credit

The New Jersey Muni Portfolio primarily invests in debt obligations issued by the State of New Jersey and its political subdivisions, agencies, instrumentalities and authorities, including regional governmental authorities, to obtain funds for various purposes.

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements — (Concluded)

On December 12, 2008, the Board of Trustees approved changing the principal investment strategy of the Muni Intermediate Portfolio from primarily investing in obligations of the Commonwealth of Pennsylvania and its political subdivisions, agencies, instrumentalities and authorities, including regional governmental authorities (“Pennsylvania Obligations”) to investing in municipal obligations of any state, territory and possession of the United States. This change was initiated in March 2009. As of October 31, 2009, Pennsylvania Obligations represented 40.7% of this Portfolio’s net assets.

Each Portfolio is more susceptible to factors adversely affecting issuers of the respective region that the Portfolio invests in than is a municipal bond fund that is not concentrated in these issuers to the same extent.

6.	Subsequent Event

In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards ASC 855 “Subsequent Events”, management has determined that no material events or transactions occurred subsequent to October 31, 2009 through December 21, 2009, the date of issuance of this report, that would require additional disclosure in the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Glenmede Portfolios and Shareholders of Muni Intermediate Portfolio and New Jersey Muni Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Muni Intermediate Portfolio and New Jersey Muni Portfolio (constituting The Glenmede Portfolios, hereafter referred to as the “Fund”) at October 31, 2009, and the results of each of their operations for the year then ended, the changes in each of their net assets for the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2009 by correspondence with the custodian, and brokers for open trades provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 21, 2009

THE GLENMEDE FUND, INC.

Tax Information (Unaudited)
For the year ended October 31, 2009

Of the ordinary distributions made during the fiscal year ended October 31, 2009, the following percentages have been derived from investments in US Government and Agency Obligations. All or a portion of the distributions from this income may be exempt from taxation at the state level. Consult your tax advisor for state specific information.

Government Cash Portfolio	94.39%
Core Fixed Income Portfolio	54.46%

Of the ordinary distributions made during the fiscal year ended October 31, 2009, the following percentages are tax exempt for regular Federal income tax purposes.

Tax-Exempt Cash Portfolio	100%

Of the ordinary distributions made during the fiscal year ended October 31, 2009, the following percentages qualify for the dividends received deduction available to corporate shareholders:

Strategic Equity Portfolio	100.00%
Small Cap Equity Portfolio	100.00%
Large Cap Value Portfolio	100.00%
Large Cap Growth Portfolio	100.00%
Large Cap 100 Portfolio	100.00%
Total Market Portfolio	100.00%

The above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains for Securities and Exchange Commission (book) purposes and Internal Revenue Service (tax) purposes.

Foreign Taxes Paid or Withheld

Portfolio	Total	Per Share
International Portfolio	$393,067	$0.01
Philadelphia International Fund	109,095	$0.01

The foreign taxes paid or withheld per share represent taxes incurred by the Fund on interest and dividends received by the Fund from foreign sources. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. Consult your tax advisor regarding the appropriate treatment of foreign taxes paid.

THE GLENMEDE FUND, INC.

Tax Information (Unaudited) — (Concluded)
For the Year Ended October 31, 2009

Qualified dividend income (“QDI”) received through October 31, 2009, that qualified for a reduced tax rate pursuant to the Internal Revenue Code Section 1 (h)(11) are as follows:

Strategic Equity Portfolio	$924,809
Small Cap Equity Portfolio	439,890
Large Cap Value Portfolio	535,385
International Portfolio	6,813,349
Philadelphia International Fund	2,218,971
Large Cap 100 Portfolio	1,018,658
Large Cap Growth Portfolio	199,023
Total Market Portfolio	46,580

THE GLENMEDE PORTFOLIOS

Tax Information (Unaudited)
For the year ended October 31, 2009

Of the dividends paid by the Muni Intermediate Portfolio from net investment income for the fiscal year ended October 31, 2009, 100% is tax-exempt for regular Federal income taxes.

Of the dividends paid by the New Jersey Muni Portfolio from net investment income for the fiscal year ended October 31, 2009, 100% is tax-exempt for regular Federal income taxes and New Jersey taxes.

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

BOARD MEMBERS AND OFFICERS TABLE (Unaudited)

The information pertaining to the Board of Directors of The Glenmede Fund, Inc. and the Board of Trustees of The Glenmede Portfolios (collectively, the “Funds”) and their respective officers is set forth below. The Statement of Additional Information includes additional information about the Funds’ Directors/Trustees and is available without charge, upon request, by calling 1-800-442-8299. Each Director/Trustee holds office until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director/Trustee and until the election and qualification of his/her successor, if any, elected at such meeting, or (ii) the date he or she dies, resigns or retires, or is removed by the applicable Board or shareholders. Each officer is elected by the applicable Board and holds office for the term of one year and until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed, or becomes disqualified.

Independent Directors/Trustees(1)

Number of
	Positions Held with	Principal	Portfolios in	Other
	the Funds/Time	Occupations(s) During	Fund Complex	Directorships
Name and Age	Served	Past 5 Years	Overseen	Held

H. Franklin Allen, Ph.D. Age: 53	Director of Glenmede Fund (since March 1991) and Trustee of Glenmede Portfolios (since May 1992)	Nippon Life Professor of Finance, and Professor of Economics, The Wharton School of The University of Pennsylvania; Professor of Finance and Economics from 1990-1994; Vice Dean and Director of Wharton Doctoral Programs from 1990-1993. Employed by The University of Pennsylvania since 1980.	15	None

(1) Independent Directors/Trustees are those Directors/Trustees who are “interested persons” of the Funds as defined in the 1940 Act.

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

BOARD MEMBERS AND OFFICERS TABLE (Unaudited) — (Continued)

Independent Directors/Trustees(1) — (Continued)

			Number of
	Positions Held with	Principal	Portfolios in	Other
	the Funds/Time	Occupations(s) During	Fund Complex	Directorships
Name and Age	Served	Past 5 Years	Overseen	Held

Willard S. Boothby, Jr. Age: 88	Director of Glenmede Fund (since October 1988) and Trustee of Glenmede Portfolios (since May 1992)	Former Director: Getty Oil Corp., Georgia-Pacific Corp., Burlington Industries, C-Tec Corp., Commonwealth Telephone Corp., Penn Engineering and Manufacturing Corp., Food Fair Corp., Sperry Corp, and Insurance Company of North America; Former Chemical Bank Advisory Board Member; Former Chairman and Chief Executive Officer, Blyth Eastman Dillon & Co., Inc.; Former Managing Director, Paine Webber, Inc.; Former Chairman, U.S. Securities Industry Association.	15	None

William L. Cobb, Jr. Age: 62	Director of Glenmede Fund and Trustee of Glenmede Portfolios (since February 26, 2007)	Executive Vice President and Chief Investment Officer, The Church Pension Fund (defined benefit plan for retired clergy of the Episcopal Church) (since 1999); Vice Chairman, J.P. Morgan Investment Management (1994-1999), Member, Investment Committee, The Minister and Missionaries Benefit Board of the American Baptist Church and the Wenner-Gren Foundation.	15	None

(1) Independent Directors/Trustees are those Directors/Trustees who are “interested persons” of the Funds as defined in the 1940 Act.

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

BOARD MEMBERS AND OFFICERS TABLE (Unaudited) — (Continued)

Independent Directors/Trustees(1) — (Continued)

			Number of
	Positions Held with	Principal	Portfolios in	Other
	the Funds/Time	Occupations(s) During	Fund Complex	Directorships
Name and Age	Served	Past 5 Years	Overseen	Held

Gail E. Keppler Age: 63	Director of Glenmede Fund and Trustee of Glenmede Portfolios (since February 26, 2007)	Co-CEO/COO TVG, Inc. (pharmaceutical marketing consulting) (1992-2002); Former Board Member, Laurel House; Former Division President and Board Member, Burke Marketing Services, Inc.	15	None

Francis J. Palamara Age: 84	Director of Glenmede Fund (since October 1988) and Trustee of Glenmede Portfolios (since May 1992)	Former Chief Operating Officer, The New York Stock Exchange; Former Trustee, Gintel Fund; Former Director, XTRA Corporation; Former Director, Executive Vice President-Finance and Chief Financial Officer, ARAMARK, Inc.; Former Director, The Pittston Company; Former Director, Brinks Corp.; Former Director, Constar Corporation; Former President, Meinhard Commercial Corporation; Former Executive Vice President and Chief Financial Officer, James Talcott, Inc.	15	None

(1)	Independent Directors/Trustees are those Directors/Trustees who are not “interested persons” of the Funds as defined in the 1940 Act.

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

BOARD MEMBERS AND OFFICERS TABLE (Unaudited) — (Continued)

Interested Directors/Trustees(2)

			Number of	Other
			Portfolios in Fund	Directorships
		Principal	Complex Overseen	Held by
	Positions Held	Occupation(s)	by Director/	Director/
Name and Age	with the Funds	During Past 5 Years	Trustee	Trustee

Susan W. Catherwood(2) Age: 66	Director of Glenmede Fund and Trustee of Glenmede Portfolios (since February 26, 2007)	Director (since 1988) and Member of the Investment Review/Relationship Oversight Committee (since 2001) and Compensation Committee (since 1993), Glenmede Trust; Director, The Glenmede Corporation (since 1988); Board Member, The Pew Charitable Trusts; Charter Trustee, The University of Pennsylvania; Chairman Emeritus, The University Museum of The University of Pennsylvania; Member, The Women’s Committee and Penn Museum Board of Overseers of The University of Pennsylvania; Chairman of the Board of Managers, The Christopher Ludwick Foundation; Director: Monell Chemical Senses Center, Thomas Harrison Skelton Foundation and The Catherwood Foundation; Board Member, Fellow and Finance Committee Chairperson, College of Physicians of Philadelphia; Former Director, The Glenmede Trust Company of New Jersey (1993-2002); Former Vice Chairman of the Board of Directors, Executive Service Corps of the Delaware Valley; Former Director, PECO Energy; Former Director, First Pennsylvania Bank.	15	None

(2) Interested Directors/Trustees are those Directors/Trustees who are “interested persons” of the Funds as defined in the 1940 Act. Susan W. Catherwood and G. Thompson Pew, Jr., are considered to be “interested” Director/Trustees of the Funds because of their affiliations with Glenmede Trust, the parent company of the Funds’ investment advisor, GIM, and their stock ownership in The Glenmede Corporation, of which GIM is an affiliate. Harry Wong is considered to be an “interested person” of the Funds because of his affiliation with Knight Equity Markets, L.P., a division of which, from time to time, executes portfolio transactions for the Funds.

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

BOARD MEMBERS AND OFFICERS TABLE (Unaudited) — (Continued)

Interested Directors/Trustees(2) — (Continued)

			Number of	Other
			Portfolios in Fund	Directorships
		Principal	Complex Overseen	Held by
	Positions Held	Occupation(s)	by Director/	Director/
Name and Age	with the Funds	During Past 5 Years	Trustee	Trustee

G. Thompson Pew, Jr. (2) Age: 67	Director of Glenmede Fund (since October 1988) and Trustee of Glenmede Portfolios (since May 1992) Chairman of the Funds (since June 2006)	Director, Member of the Relationship Oversight Committee, Executive Committee, Private Equity/Real Estate Advisory Committee, and Chairman of the Compensation Committee, Glenmede Trust; Former Director, Brown & Glenmede Holdings, Inc.; Former Co-Director, Principal and Officer, Philadelphia Investment Banking Co.; Former Director and Officer, Valley Forge Administrative Services Company.	15	None

Harry Wong(2) Age: 61	Director of Glenmede Fund and Trustee of Glenmede Portfolios (since February 26, 2007)	A Managing Director of Knight Capital Markets LLC and Knight Equity Markets, LP, both operating subsidiaries of Knight Capital Group Inc. (investment banking) (since 2009); Managing Director, Long Point Advisors, LLC (business consulting) (since 2003); Managing Director, BIO-IB, LLC (healthcare investment banking) (2004-2009); Senior Managing Director, ABN AMRO (investment banking) (1990-2002); Adjunct faculty member, Sacred Heart University (2003-2007).	15	None

(2)	Interested Directors/Trustees are those Directors/Trustees who are “interested persons” of the Funds as defined in the 1940 Act. Susan W. Catherwood and G. Thompson Pew, Jr., are considered to be “interested” Director/Trustees of the Funds because of their affiliations with Glenmede Trust, the parent company of the Funds’ investment advisor, GIM, and their stock ownership in The Glenmede Corporation, of which GIM is an affiliate. Harry Wong is considered to be an “interested person” of the Funds because of his affiliation with Knight Equity Markets, L.P., a division of which, from time to time, executes portfolio transactions for the Funds.

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

BOARD MEMBERS AND OFFICERS TABLE (Unaudited) — (Concluded)

Interested Directors/Trustees(2) — (Continued)

Officers

	Positions Held with	Principal Occupation(s)
Name, Address and Age	the Fund/Time Served	During Past 5 Years

Mary Ann B. Wirts 1650 Market Street, Suite 1200 Philadelphia, PA 19103 Age: 58	President of the Funds since December 1997. Treasurer of the Funds since December 2002.	First Vice President and Chief Administrative Officer of Glenmede Trust. Managing Director and Chief Administrative Officer of Glenmede Investment Management LP (since 2006). First Vice President and Managing Director of Fixed Income of Glenmede Advisers (2000-2006). Employed by Glenmede Trust since 1982.

Kimberly C. Osborne 1650 Market Street, Suite 1200 Philadelphia, PA 19103 Age: 43	Executive Vice President of the Funds since December 1997.	Client Service Manager of Glenmede Investment Management LP (since 2006). Vice President of Glenmede Trust and Glenmede Advisers until 2008. Employed by Glenmede Trust 1993-2008 and Glenmede Advisers 2000-2008.

Michael P. Malloy One Logan Square 18th and Cherry Streets Philadelphia, PA 19103-6996 Age: 50	Secretary of the Funds since January 1995.	Partner in the law firm of Drinker Biddle & Reath LLP.

Mark E. Tuttle 4 Copley Place, 5th Floor Boston, MA 02116 Age: 39	Assistant Secretary of the Funds since December 2009.	Vice President and Counsel, State Street Bank and Trust Company since 2007; Assistant Counsel, BISYS Fund Services, Inc. (2004-2007); Sole Practitioner, Mark E. Tuttle, Attorney At Law (2003-2004).

Brendan J. O’Neill 200 Clarendon Street Boston, MA 02116 Age: 41	Assistant Treasurer of the Funds since December 2009.	Vice President, State Street Bank and Trust Company (since 2007); Unit Director, Investors Bank & Trust Company (prior to merger with State Street) (since 2005); Investors Bank & Trust Company (since 1997).

Donna M. Rogers 200 Clarendon Street Boston, MA 02116 Age: 43	Chief Compliance Officer of the Funds since September 2004.	Senior Vice President, State Street Bank and Trust Company (since 2007); Senior Director, Investors Bank & Trust Company (prior to merger with State Street) (since 2002); Investors Bank & Trust Company (since 1994).

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

(Unaudited)

Proxy Voting

A description of the policies and procedures that the Funds’ investment advisors and sub-advisor use to vote proxies relating to the Funds’ portfolio securities is available, without charge, upon request, by calling 1-800-442-8299, and on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec/gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, by calling 1-800-442-8299, and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Holdings

The Funds file their complete schedule of portfolio holdings of each Portfolio with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Boards of Directors/Trustees - Considerations Regarding Investment Advisory and Sub-Investment Advisory Agreements

At meetings held on September 18, 2009, the Board of Directors of Glenmede Fund and the Board of Trustees of Glenmede Portfolios (collectively, the “Boards”) renewed the Investment Advisory Agreements for each Portfolio of the Funds and the Sub-Investment Advisory Agreement for the International Portfolio (collectively, the “Portfolios”).

In determining whether to renew the Investment Advisory Agreements and the Sub-Investment Advisory Agreement (collectively, the “Agreements”), the Boards, including all of the Directors/Trustees who are not interested persons under the Investment Company Act of 1940 (the “Independent Directors”), reviewed and considered, among other items: (1) a memorandum from independent counsel setting forth the Boards’ fiduciary duties, responsibilities and the factors the Boards should consider in their evaluation of the Agreements; (2) reports prepared by an independent rating and ranking organization and charts prepared by the Advisor and PIA comparing the performance of each Portfolio to the performance of its applicable benchmark index and relevant peer group; (3) a Lipper Inc. (“Lipper”) report comparing each Portfolio’s advisory fees, if any, and expenses to those of its relevant peer group; and (4) reports of and presentations by representatives of the Advisor and PIA that described: (i) the nature, extent and quality of the Advisor’s and PIA’s services provided to their respective Portfolios; (ii) the experience and qualifications of the personnel providing those services; (iii) their organizational structures; (iv) their investment philosophies and processes; (v) their

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

(Unaudited) — (Continued)

assets under management and client descriptions; (vi) brokerage, soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vii) their advisory fee arrangements with those Portfolios that charge advisory fees; (viii) the voluntary fee waiver in effect for the Philadelphia International Fund and the contractual fee and expense waivers for the Long/Short and Total Market Portfolios; (ix) the advisory fee arrangements with their other similarly managed clients; (x) their compliance processes and conflicts of interest assessments; (xi) their financial information, insurance coverage and profitability analyses related to providing services to the Portfolios; and (xii) the extent to which economies of scale are relevant to the Portfolios. The Directors/Trustees discussed the written materials, the Advisor’s and PIA’s presentations, the Funds’ Chief Compliance Officer’s quarterly reports on the Advisor’s and PIA’s compliance programs and their responsiveness in addressing her recommendations, and deliberated on the renewal of the Agreements in light of this information together with information provided to the Directors/Trustees over the course of the year. In their deliberations, the Directors/Trustees did not identify any single piece of information that was all-important or controlling.

The Boards, including all of the Independent Directors/Trustees, reached the following conclusions, among others, regarding the Advisor and PIA and their respective Agreements: the Advisor and PIA each have the capabilities, resources and personnel necessary to manage their respective Portfolios; the Advisor has the capabilities, resources and personnel necessary to oversee the management of PIA as sub-adviser to the Philadelphia International Fund; the Boards are satisfied with the quality of services provided by the Advisor and PIA in advising their respective Portfolios; the advisory fee for each Portfolio that pays an advisory fee, with the exception of the International Portfolio and the Philadelphia International Fund, is below the median and/or average advisory fees paid by comparable funds in their respective Lipper peer group; the advisory fees for the International Portfolio and Philadelphia International Fund are slightly higher than the average and median peer group advisory fees, but below the highest peer group advisory fees; and each advisory and sub-advisory fee is reasonable as compared to PIA’s other similarly-managed sub-advised mutual fund clients and the Advisor’s and PIA’s similarly-managed separate account clients considering that the mutual funds involve more compliance and regulatory filings and generally require additional services to manage shareholder purchases and redemptions than separate accounts.

The Boards also concluded the total annual portfolio operating expenses paid by each Portfolio are below the average and/or median expenses paid by comparable funds in their respective Lipper peer group, with the exception of the International Portfolio which are slightly higher; and the performance of the Portfolios are generally competitive (in some

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

(Unaudited) — (Concluded)

cases performance for certain periods was higher than the comparative performance information, and in other cases it was lower) with their benchmark indices and other mutual funds in their peer groups as ranked by an independent rating and ranking organization and as demonstrated by charts provided by the Advisor and PIA comparing the performance of each Portfolio to its respective benchmark index and peer group.

The Boards also concluded that the profit to the Advisor for advisory services and Glenmede Trust for shareholder servicing seem reasonable; the profit to PIA for advisory and sub-advisory services seem reasonable; and the benefits derived by the Advisor and PIA from managing their respective Portfolios, including how each uses soft dollars, the ways in which they conduct portfolio transactions and select brokers, seem reasonable. The Boards noted that since the investment advisory fees and shareholder servicing fees do not have breakpoints, there would be no economies of scale for those fees as the Portfolios’ assets increase. With respect to the Glenmede Fund Board’s evaluation of the Sub-Investment Advisory Agreement, economies of scale were not considered relevant because the sub-advisory fee is to be paid by the Advisor, not the International Portfolio or its shareholders, and therefore would have no impact on the International Portfolio’s expense ratio.

Based upon each Board’s deliberations and evaluation of the information described above, the Directors/Trustees, including all of the Independent Directors/Trustees, determined that the terms of each Investment Advisory Agreement and Sub-Advisory Agreement were reasonable and fair to the respective Portfolios and their shareholders.

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

Privacy Notice

The Glenmede Fund, Inc. and The Glenmede Portfolios (each the “Company”) are committed to protecting the security and confidentiality of the personal information of our shareholders. We provide you with this notice to inform you about our practices with respect to personal information.

We collect nonpublic personal information about you from the following sources:

• Information we receive from you on applications or other forms; and

• Information about your transactions with us or others;

•	Information received from you in written, telephonic or electronic communications with us, or affiliates or others.

We may share all of the nonpublic personal information that we collect (as described above) with our affiliated providers of financial services, such as The Glenmede Trust Company and its affiliated banking and insurance companies, and with companies that perform marketing services on our behalf. We are permitted by law to disclose nonpublic personal information about you to other third parties in certain circumstances. For example, we may disclose nonpublic personal information about you to affiliated and nonaffiliated third parties to assist us in servicing your account with us and to government entities.

If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

We restrict access to your personal and account information to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information. If you have any questions about our privacy policies, please call 1-800-442-8299.

The Glenmede Fund, Inc. and The Glenmede Portfolios
Investment Advisor
 Glenmede Investment Management LP
 One Liberty Place
 1650 Market Street, Suite 1200
 Philadelphia, Pennsylvania 19103

Administrator
 State Street Bank and Trust Company
 2 Avenue de Lafayette
 Boston, Massachusetts 02206

Custodian
 State Street Bank and Trust Company
 2 Avenue de Lafayette
 Boston, Massachusetts 02206
Legal Counsel
 Drinker Biddle & Reath LLP
 One Logan Square
 18th & Cherry Streets
 Philadelphia, Pennsylvania 19103-6996
Distributor
 Quasar Distributors, LLC.
 615 East Michigan Street
 Milwaukee, Wisconsin 53202
Independent Auditors
 PricewaterhouseCoopers LLP
 125 High Street
 Boston, Massachusetts 02110
Investment Advisor
 (for Philadelphia International Fund)
Investment Sub-Advisor
 (for International Portfolio)
 Philadelphia International Advisors LP
 One Liberty Place
 1650 Market Street, Suite 1400
 Philadelphia, Pennsylvania 19103

The report is submitted for the general information of the shareholders of The Glenmede Fund, Inc. and The Glenmede Portfolios. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the Funds, which contain information concerning the Fund’s investment policies and expenses as well as other pertinent information.

Item 2. Code of Ethics.
As of October 31, 2009, the Registrant has adopted a code of ethics that applies to the Registrant’s President and Treasurer (Principal Executive Officer and Principal Financial Officer). For the year ended October 31, 2009, there were no amendments to a provision of its code of ethics, nor were there any waivers, including implicit waivers granted from a provision of the code of ethics. A copy of the Registrant’s code of ethics is filed with the Form N-CSR under Item 12(a)(1).
Item 3. Audit Committee Financial Expert.
The Registrant’s Board of Directors has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The audit committee financial expert serving on the Registrant’s audit committee is Francis J. Palamara, who is “independent” as defined in Item 3(a)(2) of this Form.
Item 4. Principal Accountant Fees and Services.
(a)	Audit Fees — The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $271,480 and $279,125 for the fiscal years ended October 31, 2008 and October 31, 2009, respectively.
(b)	Audit-Related Fees — There were no fees billed for the fiscal years ended October 31, 2008 and October 31, 2009 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under (a) of this Item.
(c)	Tax Fees — The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the review of the Registrant’s tax returns, other tax-related filings and excise tax calculations were $51,579 and $74,696 for the fiscal years ended October 31, 2008 and October 31, 2009, respectively.
(d)	All Other Fees — There were no other fees billed for the fiscal years ended October 31, 2008 and October 31, 2009 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.
(e)	(1) The Registrant’s audit committee pre-approves all audit and non-audit services to be performed by the Registrant’s accountant before the accountant is engaged by the Registrant to perform such services.
(2) There were no services described in (b) through (d) above (including services required to be approved by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)	None of the hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the fiscal year ended October 31, 2009 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.
(g)	Not applicable.
(h)	Not applicable.
Item 5. Audit Committee of Listed Registrants.
     Not applicable.

Item 6. Schedule of Investments.
(a) Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.
(b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Investment Management Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Directors.
Item 11. Controls and Procedures.
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))), are effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) Code of Ethics for the Registrant’s President and Treasurer (Principal Executive Officer and Principal Financial Officer) described in Item 2 is attached hereto.
(a)(2) Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.
(a)(3) Not applicable.
(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906CERT.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	THE GLENMEDE FUND, INC.

By (Signature and Title)	/s/ Mary Ann B. Wirts

Mary Ann B. Wirts
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)

Date	January 6, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By (Signature and Title)	/s/ Mary Ann B. Wirts

Mary Ann B. Wirts
President and Treasurer
(Principal Executive Officer and Principal Financial Officer)

Date	January 6, 2010